As filed with the Securities and Exchange Commission on October 28, 2026
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
File Nos. 33‑42101, 811‑06373
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
Pre‑Effective Amendment No.
Post-Effective Amendment No. 67
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
Amendment No. 68
SIT MUTUAL FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
----------------------------------------------------------------------------------------
3300 IDS Center, Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)
(612) 332‑3223
(Registrants’ Telephone Number, including Area Code)
Kelly K. Boston, Esq.
Sit Mutual Funds
3300 IDS Center
Minneapolis, Minnesota 55402
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
___	immediately upon filing pursuant to paragraph (b) of rule 485
XX	on November 1, 2026 pursuant to paragraph (b) of rule 485
___	60 days after filing pursuant to paragraph (a)(1) of rule 485
___	on (specify date) pursuant to paragraph (a)(1) of rule 485
___	75 days after filing pursuant to paragraph (a)(2) of rule 485
___	on (specify date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
___   This post-effective amendment designates a new effective date for a previously filed post effective amendment.
The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f‑2 under the Investment Company Act of 1940. A Rule 24f‑2 Notice for the Registrant’s most recent fiscal year was filed with the Securities and Exchange Commission on or about July 31, 2026.

PROSPECTUS
NOVEMBER 1, 2026

Sit Balanced Fund
SIBAX
Sit Dividend Growth Fund
Class I – SDVGX
Class S – SDVSX

Sit Global Dividend Growth Fund
Class I – GDGIX
Class S – GDGSX
Sit Large Cap Growth Fund
SNIGX
Sit Multi Cap Growth Fund
(formerly Sit Mid Cap Growth Fund)
NBNGX
Sit ESG Growth Fund
Class I – IESGX
Class S – SESGX
Sit Opportunity Dividend Growth Fund
(formerly Sit Small Cap Dividend Growth Fund)
Class I – SSCDX
Class S – SDFSX
Sit International Growth Fund
SNGRX
Sit Opportunity Growth Fund
(formerly Sit Small Cap Growth Fund)
SSMGX
Sit Developing Markets Growth Fund
SDMGX
This prospectus describes ten stock funds that are part of the Sit Mutual Fund family of no‑load mutual funds, which offer a selection of Funds to investors, each with a distinctive investment objective and risk/reward profile.
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARIES
SIT BALANCED FUND
INVESTMENT OBJECTIVE
The Sit Balanced Fund (the “Fund”) seeks long-term capital growth consistent with preservation of principal and seeks to provide shareholders with regular income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Acquired Fund Fees and Expenses(1)	0.10%
Total Annual Fund Operating Expenses(1)	0.90%

(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$288	$500	$1,112
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.79% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing in a diversified portfolio of stocks and bonds. In seeking to achieve the Fund’s long-term capital growth objective, the Fund invests in common stocks of growth companies. To provide shareholders with regular income, the Fund invests in fixed-income securities and/or common stocks selected primarily for their dividend payment potential.
Between 35% and 65% of the Fund’s assets will be invested in common stocks and between 35% and 65% of the Fund’s assets will be invested in fixed-income securities. The Fund’s allocation of assets will vary over time in response to the Adviser’s evaluation of present and anticipated market and economic conditions. The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
The equity portion of the Fund’s portfolio is invested primarily in the common stocks of U.S. growth companies with a capitalization of $5 billion or more at the time of purchase.
In selecting equity securities for the Fund, Sit Investment Associates, Inc. (the “Adviser”) invests in growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

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›	unique product or service,

›	growing product demand,

›	dominant and growing market share,

›	management experience and capabilities, and

›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The fixed-income portion of the Fund’s portfolio is invested primarily in a diversified portfolio of debt securities that may include the following securities:

›
mortgage-backed securities (including collateralized mortgage obligations), such as securities issued by Government National Mortgage Association (GNMA securities are backed by the full faith and credit of the U.S. Government), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA) (FHLMC and FNMA securities are backed by the credit of the issuing governmental agency),

›	asset-backed securities collateralized by assets such as automobile and credit card receivables, utilities, home improvement loans and home equity loans,

›	obligations of the U.S. Government, its agencies and instrumentalities,

›	corporate debt securities,

›	taxable municipal securities, and

›
short-term debt obligations, including commercial paper and bank instruments, such as certificates of deposit, time deposits, and bankers’ acceptances. The Fund invests primarily in debt securities that, at the time of purchase, are either rated investment-grade (BBB or above by S&P Global Ratings or Baa or above by Moody’s Investor Services), or, if unrated, determined to be of comparable quality by the Adviser. Unrated securities will not exceed 20% of the fixed-income portion of the Fund’s portfolio. As of September 30, 2026, there were no unrated securities in the fixed-income portion of the Fund’s portfolio.

In selecting fixed-income securities for the Fund, the Adviser seeks fixed-income securities providing maximum total return. The Fund invests in primarily investment grade fixed-income securities. Investment grade fixed-income securities are rated at the time of purchase within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by the Adviser.
In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a fixed-income security’s credit quality, yield, maturity, and liquidity. Based upon its economic outlook, the Adviser attempts to shift the fixed-income sector concentrations of the portfolio. Based upon its interest rate forecast, the Adviser attempts to shift the fixed-income portfolio’s average effective duration, seeking to maintain an average effective duration for the fixed-income portion of the Fund’s portfolio of 3 to 7 years. Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 3 years would decrease by 3%, with all other factors being constant.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are listed below. Different risks may be more significant at different times, depending on market conditions or other factors.

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

›	Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
Dividend Paying Company Risk: The Fund’s income objective may limit its ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non‑dividend paying stocks. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.

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›
Income Risk: Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

›
Interest Rate Risk: The value of fixed income securities fluctuates as a result of the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

›
Credit Risk: The issuers or guarantors of securities of fixed-income securities owned by the Fund (including U.S. Government agencies and instrumentalities issuing securities that are not guaranteed by the full faith and credit of the U.S. Government) may default on the payment of principal or interest, or experience a decline in credit quality, causing the value of the Fund to decrease.

›
Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed and asset-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.

›
Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

›
Mortgage-Backed Securities Risk: The value of the Fund’s mortgage-backed securities may be affected by factors including changes in interest rates, the market value of the underlying assets, and the creditworthiness of the issuer or entities that provide credit enhancements. Mortgage-backed securities are subject to prepayment risk, and the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

›
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

›
Political, Economic and Tax Risk: Because the Fund invests in municipal securities issued by states and their political subdivisions, the Fund may be particularly affected by the political and economic conditions and developments in those states. Since the Fund invests in municipal securities, the value of the Fund may be more adversely affected than other funds by future changes in federal or state income tax laws.

›
Liquidity Risk: The reduction in market making capacity and other market events has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices and hurt performance.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.

›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cybersecurity breaches.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
The table below compares the Fund’s performance over different time periods to that of the Fund’s broad-based securities market indices (each, an “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns

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depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Each Index is an unmanaged index and has no expenses. It is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.
Annual Total Returns for calendar years ended December 31

The Fund’s year‑to‑date return as of 9/30/26 (not annualized) was 3.65%.
Best Quarter: 16.14% (2Q20);
Worst Quarter: ‑13.38% (2Q22)
Average Annual Total Returns for periods ended December 31, 2025

Sit Balanced Fund	1 Year	5 Years	10 Years
Return before taxes	13.59%	8.80%	10.28%
Return after taxes on distributions	12.46%	7.84%	9.33%
Return after taxes on distributions and sale of Fund shares	8.46%	6.66%	8.14%
Bloomberg U.S. Aggregate Bond Index(1) (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
S&P 500® Index(2) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	A broad-based securities market index that represents the overall domestic debt markets.

(2)	A broad-based securities market index that represents the overall domestic equity markets.
INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Sit Investment Associates, Inc. serves as the Fund’s investment adviser. The Fund’s investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day‑to‑day management of the Fund.
The primary portfolio managers of the Fund are:
Roger J. Sit, Chairman and President, has served as Chief Investment Officer of the Fund since 2008.
Bryce A. Doty, Vice President – Investments, has served as Senior Portfolio Manager of the Fund since 1995.
Kent L. Johnson, Vice President – Investments, has served as a Portfolio Manager of the Fund since May 1, 2025.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for shares of the Fund is $5,000. The minimum subsequent investment is $100. The Fund’s shares are redeemable. In general, you may buy or redeem shares of the Fund on any business day by mail (Sit Mutual Funds, P.O. Box 534459, Pittsburgh, PA 15253-4459) or by phone (1‑800‑332‑5580).
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, which may be taxable upon withdrawal from the tax‑deferred arrangement.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the financial intermediary may impose account charges. The Fund and its related companies may also pay that intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your intermediary or visit your intermediary’s website for more information.

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SIT DIVIDEND GROWTH FUND
INVESTMENT OBJECTIVE
The Sit Dividend Growth Fund (the “Fund”) primarily seeks to provide current income that exceeds the dividend yield of the S&P 500® Index and that grows over a period of years. Secondarily, the Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

	Class I	Class S
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution (12b‑1) fees	None	0.25%
Total Annual Fund Operating Expenses	0.70%	0.95%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $100,000 in Class I shares of the Fund and $10,000 in Class S shares of the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$718	$2,246	$3,908	$8,728

Class S	$97	$304	$528	$1,171
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.80% (both classes) of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of dividend growth companies. For purposes of the 80% policy, the Fund defines dividend growth companies as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the S&P 500® Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Sit Investment Associates, Inc. (the “Adviser”) invests in dividend paying growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. By investing in dividend paying stocks it is anticipated that the holdings will tend to be in large to medium‑sized companies (companies with market capitalizations in excess of $2 billion). The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:

›	a record of paying dividends,

›	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,

›	unique product or service,

›	growing product demand,

›	dominant and growing market share,

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›	management experience and capabilities, and

›	strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the S&P 500 Index, but with a higher dividend yield and greater prospects for dividend growth.
The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are listed below. Different risks may be more significant at different times, depending on market conditions or other factors.

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

›	Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movement than stocks of larger, more established companies.

›
Dividend Paying Company Risk: The Fund’s income objective may limit its ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non‑dividend paying stocks. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

›
International Investing Risk: Because the Fund may invest in foreign securities, there is an international investing risk. International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber attacks or other cybersecurity breaches.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares. The returns for Class S shares were different than the returns shown below because each class of shares has different expenses.

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The table below compares the Fund’s performance over different time periods to that of the Fund’s broad-based securities market index (the “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown only for Class I shares; after‑tax returns for Class S shares will vary.
The performance information reflects Fund expenses and assumes that all distributions have been reinvested. Each Index is an unmanaged index and has no expenses. It is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.
Annual Total Returns for calendar years ended December 31 (Class I)

The Fund’s year‑to‑date return as of 9/30/26 (not annualized) was 7.73%.
Best Quarter: 18.62% (2Q20);
Worst Quarter: ‑20.38% (1Q20)
Average Annual Total Returns for periods ended December 31, 2025

Sit Dividend Growth Fund	1 Year	5 Years	10 Years
Class I Return before taxes (inception 12/31/03)	18.81%	12.71%	12.78%
Class I Return after taxes on distributions	16.15%	10.19%	9.96%
Class I Return after taxes on distributions and sale of Fund shares	12.96%	9.71%	9.69%
Class S Return before taxes (inception 3/31/06)	18.51%	12.42%	12.50%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	A broad-based securities market index that represents the overall domestic equity markets.
INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Sit Investment Associates, Inc. serves as the Fund’s investment adviser. The Fund’s investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day‑to‑day management of the Fund.
The primary portfolio managers of the Fund are:
Roger J. Sit, Chairman and President. Mr. Sit has served as Chief Investment Officer of the Fund since 2003.
Kent L. Johnson, Vice President – Investments. Mr. Johnson has served as Portfolio Manager of the Fund since 2003.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for Class S shares of the Fund is $5,000, and the minimum initial investment for Class I shares of the Fund is $100,000. The minimum subsequent investment for either share class is $100. The Fund’s shares are redeemable. In general, you may buy or redeem shares of the Fund on any business day by mail (Sit Mutual Funds, P.O. Box 534459, Pittsburgh, PA 15253-4459) or by phone (1‑800‑332‑5580).
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, which may be taxable upon withdrawal from the tax‑deferred arrangement.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the financial intermediary may impose account charges. The Fund and its related companies may also pay that intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your intermediary or visit your intermediary’s website for more information.

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SIT GLOBAL DIVIDEND GROWTH FUND
INVESTMENT OBJECTIVE
The Sit Global Dividend Growth Fund (the “Fund”) seeks to provide current income that exceeds the dividend yield of the Fund’s benchmark index and that grows over a period of years. Secondarily, the Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

	Class I	Class S
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (12b‑1) fees	None	0.25%
Total Annual Fund Operating Expenses	1.00%	1.25%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $100,000 in Class I shares of the Fund and $10,000 in Class S shares of the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$1,025	$3,199	$5,549	$12,292

Class S	$128	$399	$690	$1,518
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.85% (both classes) of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of dividend growth companies. For purposes of the 80% policy, the Fund defines dividend growth companies as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI World Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
The Fund’s diversified portfolio is designed to have lower volatility than that of the MSCI World Index, but with a higher yield and greater prospects for dividend growth.
Sit Investment Associates, Inc. (the “Adviser”) invests in dividend paying growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. By investing in dividend paying stocks it is anticipated that the holdings will tend to be in large to medium‑sized companies (companies with market capitalization in excess of $2 billion).
The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:

›	a record of paying dividends,

Sit Mutual Funds Page 9

›	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,

›	unique product or service,

›	growing product demand,

›	dominant and growing market share,

›	management experience and capabilities, and

›	strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the MSCI World Index, but with a higher dividend yield and greater prospects for dividend growth.
The Fund diversifies its investments among a number of different countries throughout the world. Under normal circumstances, the Fund will invest at least 40% of its net assets in stocks of foreign companies drawn from at least three different countries (and at least 30% of its net assets in stocks of foreign companies if market conditions are deemed unfavorable).
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in the company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are listed below. Different risks may be more significant at different times, depending on market conditions or other factors.

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

›
Dividend Paying Company Risk: The Fund’s income objective may limit its ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non‑dividend paying stocks. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.

›
International Investing Risk: International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

›	Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movement than stocks of larger, more established companies.

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cybersecurity breaches.

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HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares. The returns for Class S shares were different than the returns shown below because each class of shares has different expenses.
The table below compares the Fund’s performance over different time periods to that of the Fund’s broad-based securities market index (the “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown only for Class I shares; after‑tax returns for Class S shares will vary.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Each Index is an unmanaged index and has no expenses. It is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.
Annual Total Returns for calendar years ended December 31 (Class I)

The Fund’s year‑to‑date return as of 9/30/26 (not annualized) was 9.51%.
Best Quarter: 19.08% (2Q20);
Worst Quarter: ‑19.26% (1Q20)
Average Annual Total Returns for periods ended December 31, 2025

Sit Global Dividend Growth Fund	1 Year	5 Years	10 Years
Class I Return before taxes (inception 9/30/08)	16.68%	11.19%	10.99%
Class I Return after taxes on distributions	16.29%	10.83%	10.59%
Class I Return after taxes on distributions and sale of Fund shares	10.14%	8.86%	9.00%
Class S Return before taxes (inception 9/30/08)	16.39%	10.90%	10.72%
MSCI World Index(1) (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%

(1)	A broad-based securities market index that represents the overall global equity markets.
INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Sit Investment Associates, Inc. serves as the Fund’s investment adviser. The Fund’s investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day‑to‑day management of the Fund.
The primary portfolio managers of the Fund are:
Roger J. Sit, Chairman and President. Mr. Sit has served as Chief Investment Officer of the Fund since 2008, the Fund’s inception.
Kent L. Johnson, Vice President – Investments. Mr. Johnson has served as Portfolio Manager of the Fund since 2008, the Fund’s inception.
Raymond E. Sit, Vice President – Research and Investment Management of the Adviser. Mr. Sit has served as Portfolio Manager of the Fund since 2008, the Fund’s inception.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for Class S shares of the Fund is $5,000, and the minimum initial investment for Class I shares of the Fund is $100,000. The minimum subsequent investment for either share class is $100. The Fund’s shares are redeemable. In general, you may buy or redeem shares of the Fund on any business day by mail (Sit Mutual Funds, P.O. Box 534459, Pittsburgh, PA 15253-4459) or by phone (1‑800‑332‑5580).

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TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, which may be taxable upon withdrawal from the tax‑deferred arrangement.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the financial intermediary may impose account charges. The Fund and its related companies may also pay that intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your intermediary or visit your intermediary’s website for more information.

Sit Mutual Funds Page 12

SIT LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE
Sit Large Cap Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Total Annual Fund Operating Expenses	1.00%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$103	$320	$555	$1,229
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.91% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of large-capitalization growth companies. For purposes of the 80% policy, the Fund defines large-capitalization growth companies as companies with market capitalization that falls within the capitalization range of companies appearing in the Russell 1000® Growth Index and have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell 1000® Growth Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
The market capitalizations of companies in the Russell 1000® Growth Index ranged from approximately $404 million to $5.5 trillion during the 12‑month period ended September 30, 2026.
Sit Investment Associates, Inc. (the “Adviser”) invests in domestic growth-oriented companies it believes exhibit the potential for superior growth. The Fund focuses on stocks issued by companies with long records of earnings and revenue growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

›	unique product or service,

›	growing product demand,

›	dominant and growing market share,

›	management experience and capabilities, and

›	strong financial condition.

Sit Mutual Funds Page 13

The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are listed below. Different risks may be more significant at different times, depending on market conditions or other factors.

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
Large Cap Stock Risk: Stocks of large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

›
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber attacks or other cybersecurity breaches.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index and a more narrowly-based index that reflects the market sectors in which the Fund invests (each, an “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Each Index is an unmanaged index and has no expenses. It is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.

Sit Mutual Funds Page 14

Annual Total Returns for calendar years ended December 31

The Fund’s year‑to‑date return as of 9/30/26 (not annualized) was 9.69%.
Best Quarter: 27.91% (2Q20);
Worst Quarter: ‑19.30% (2Q22)
Average Annual Total Returns for periods ended December 31, 2025

Sit Large Cap Growth Fund	1 Year	5 Years	10 Years
Return before taxes	15.24%	13.41%	15.74%
Return after taxes on distributions	14.66%	12.49%	14.14%
Return after taxes on distributions and sale of Fund shares	9.43%	10.56%	12.64%
Russell 3000® Index(1) (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 1000® Growth Index(2) (reflects no deduction for fees, expenses or tax)	18.56%	15.32%	18.13%

(1)	A broad-based securities market index that represents the overall domestic equity markets.
(2)	A more narrowly-based index that reflects the market sectors in which the Fund invests.
INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Sit Investment Associates, Inc. serves as the Fund’s investment adviser. The Fund’s investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day‑to‑day management of the Fund.
The primary portfolio managers of the Fund are:
Roger J. Sit, Chairman and President. Mr. Sit has served as Chief Investment Officer of the Fund since 1997.
Kent L. Johnson, Vice President – Investments, has served as a Portfolio Manager of the Fund since May 1, 2025.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for shares of the Fund is $5,000. The minimum subsequent investment is $100. The Fund’s shares are redeemable. In general, you may buy or redeem shares of the Fund on any business day by mail (Sit Mutual Funds, P.O. Box 534459, Pittsburgh, PA 15253-4459) or by phone (1‑800‑332‑5580).
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, which may be taxable upon withdrawal from the tax‑deferred arrangement.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the financial intermediary may impose account charges. The Fund and its related companies may also pay that intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your intermediary or visit your intermediary’s website for more information.

Sit Mutual Funds Page 15

SIT MULTI CAP GROWTH FUND
(formerly Sit Mid Cap Growth Fund)
INVESTMENT OBJECTIVE
Sit Multi Cap Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses(1)	1.26%

(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$129	$402	$695	$1,530
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.68% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in growth companies of any capitalization size. For purposes of the 80% policy, the Adviser defines growth companies as companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell Midcap® Growth Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
At the time of investment, the Adviser invests primarily in the equity securities of companies with market capitalization within the range of companies in the Russell Midcap® Growth Index, which ranged from approximately $404 million to $132 billion during the 12‑month period ended September 30, 2026.
Sit Investment Associates, Inc. (the “Adviser”) invests in domestic growth-oriented medium to small companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

›	unique product or service,

›	growing product demand,

Sit Mutual Funds Page 16

›	dominant and growing market share,

›	management experience and capabilities, and

›	strong financial condition.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are listed below. Different risks may be more significant at different times, depending on market conditions or other factors.

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

›	Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
Small Cap Stock Risk: Stocks of smaller companies involve substantial risk. Prices of small cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Additionally, for certain small cap stocks, there may also be limited liquidity or trading opportunities at a favorable price or time.

›
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.

›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cybersecurity breaches.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index and a more narrowly-based index that reflects the market sectors in which the Fund invests (each, an “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Each Index is an unmanaged index and has no expenses. It is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.

Sit Mutual Funds Page 17

Annual Total Returns for calendar years ended December 31

The Fund’s year‑to‑date return as of 9/30/26 (not annualized) was 10.58%.
Best Quarter: 26.33% (2Q20),
Worst Quarter: ‑21.01% (2Q22)
Average Annual Total Returns for periods ended December 31, 2025

Sit Multi Cap Growth Fund (formerly Sit Mid Cap Growth Fund)	1 Year	5 Years	10 Years
Return before taxes	8.73%	6.44%	10.42%
Return after taxes on distributions	7.88%	5.34%	9.13%
Return after taxes on distributions and sale of Fund shares	5.77%	4.90%	8.25%
Russell 3000® Index(1) (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell Midcap® Growth Index(2) (reflects no deduction for fees, expenses or taxes)	8.66%	6.65%	12.49%

(1)	A broad-based securities market index that represents the overall domestic equity markets.

(2)	A more narrowly-based index that reflects the market sectors in which the Fund invests.
INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Sit Investment Associates, Inc. serves as the Fund’s investment adviser. The Fund’s investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day‑to‑day management of the Fund.
The primary portfolio managers of the Fund are:
Roger J. Sit, Chairman and President. Mr. Sit has served as Chief Investment Officer of the Fund since 2008.
Kent L. Johnson, Vice President – Investments. Mr. Johnson has served as Portfolio Manager of the Fund since 2003.
Robert W. Sit, Vice President – Investments. Mr. Sit has served as Portfolio Manager of the Fund since 1997.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for shares of the Fund is $5,000. The minimum subsequent investment is $100. The Fund’s shares are redeemable. In general, you may buy or redeem shares of the Fund on any business day by mail (Sit Mutual Funds, P.O. Box 534459, Pittsburgh, PA 15253-4459) or by phone (1‑800‑332‑5580).
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, which may be taxable upon withdrawal from the tax‑deferred arrangement.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the financial intermediary may impose account charges. The Fund and its related companies may also pay that intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your intermediary or visit your intermediary’s website for more information.

Sit Mutual Funds Page 18

SIT ESG GROWTH FUND
INVESTMENT OBJECTIVE
Sit ESG Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

	Class I	Class S
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution (12b‑1) fees	None	0.25%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.01%	1.26%

(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $100,000 in Class I shares of the Fund and $10,000 in Class S shares of the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$1,035	$3,231	$5,603	$12,409

Class S	$129	$402	$695	$1,530
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.28% (both classes) of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies that have strong environmental, social and corporate governance (ESG) practices. For purposes of the 80% policy, growth companies are companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI World Index during the past 12 months. For purposes of the 80% policy, Sit Investment Associates, Inc. (the “Adviser”) will consider ESG screens from third-party providers that rank companies within an industry or sector based on several ESG characteristics, or the Adviser’s own ranking of a company’s ESG practices if such ranking is not available or the Adviser believes the available third-party ranking is not accurate. The Adviser deems an issuer to have strong ESG practices when its ESG ranking is in the top 50th percentile of its industry or sector. ESG factors often require a subjective analysis and are subject to change. Environmental factors may include, for example, environmental footprint, pollution impact, and resource management. Social factors may include, for example, human capital concerns, product safety, workplace diversity and employee welfare. Governance factors may include, for example, corporate governance concerns, business ethics, sustainability policy and public policy concerns.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Sit Mutual Funds Page 19

The Adviser invests in growth-oriented companies it believes exhibit the potential for superior growth. The Fund focuses on stocks issued by companies with long records of earnings and revenue growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return, and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

›	unique product or service,

›	growing product demand,

›	dominant and growing market share,

›	management experience and capabilities, and

›	strong financial condition.
The Fund invests in the common stock of U.S. and foreign companies, and in American Depository Receipts and Global Depository Receipts of foreign companies. The Fund invests primarily in companies of large to medium capitalizations (companies with market capitalizations in excess of $2 billion).
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, financial position and ESG practices or ranking.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are listed below. Different risks may be more significant at different times, depending on market conditions or other factors.

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

›
ESG Risk: The Fund’s ESG criteria may exclude securities of certain issuers for nonfinancial reasons and therefore the Fund may forgo some market opportunities available to funds that don’t use an ESG criteria. Stocks of companies with ESG practices may shift into and out of favor with stock market investors depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use an ESG criteria. Investors may differ in their views of ESG characteristics. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

›	Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

›
International Investing Risk: Because the Fund may invest in foreign securities, there is an international investing risk. International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.

›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cybersecurity breaches.

Sit Mutual Funds Page 20

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares. The returns for Class S shares were different than the returns shown below because each class of shares has different expenses.
The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index (the “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown only for Class I shares; after‑tax returns for Class S shares will vary.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Each Index is an unmanaged index and has no expenses. It is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.
Annual Total Returns for calendar years ended December 31 (Class I)

The Fund’s year‑to‑date return as of 9/30/26 (not annualized) was 8.11%.
Best Quarter: 18.99% (2Q20);
Worst Quarter: ‑17.97% (1Q20)
Average Annual Total Returns for periods ended December 31, 2025

Sit ESG Growth Fund	1 Year	5 Years	Life of Fund(1)
Class I Return before taxes (inception 6/30/16)	19.65%	11.54%	12.08%
Class I Return after taxes on distributions	19.31%	11.16%	11.75%
Class I Return after taxes on distributions and sale of Fund shares	11.87%	9.11%	9.96%
Class S Return before taxes (inception 6/30/16)	19.33%	11.25%	11.79%

MSCI World Index(2) (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.76%

(1)	The Fund commenced investment operations on June 30, 2016.

(2)	A broad-based securities market index that represents the overall global equity markets.
INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Sit Investment Associates, Inc. serves as the Fund’s investment adviser. The Fund’s investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day‑to‑day management of the Fund.
The primary portfolio managers of the Fund are:
Roger J. Sit, Chairman and President. Mr. Sit has served as Chief Investment Officer of the Fund since its inception on June 30, 2016.
David A. Brown, Vice President – Research and Investment Management of the Adviser. Mr. Brown has served as Portfolio Manager of the Fund since its inception on June 30, 2016.
Kent L. Johnson, Vice President – Investments. Mr. Johnson has served as Portfolio Manager of the Fund since its inception on June 30, 2016.

Sit Mutual Funds Page 21

PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for Class S shares of the Fund is $5,000, and the minimum initial investment for Class I shares of the Fund is $100,000. The minimum subsequent investment for either share class is $100. The Fund’s shares are redeemable. In general, you may buy or redeem shares of the Fund on any business day by mail (Sit Mutual Funds, P.O. Box 534459, Pittsburgh, PA 15253-4459) or by phone (1‑800‑332‑5580).
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, which may be taxable upon withdrawal from the tax‑deferred arrangement.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the financial intermediary may impose account charges. The Fund and its related companies may also pay that intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your intermediary or visit your intermediary’s website for more information.

Sit Mutual Funds Page 22

SIT OPPORTUNITY DIVIDEND GROWTH FUND
(formerly Sit Small Cap Dividend Growth Fund)
INVESTMENT OBJECTIVE
Sit Opportunity Dividend Growth Fund (the “Fund”) primarily seeks to provide current income that exceeds the Fund’s benchmark index and that grows over a period of years. Secondarily, the Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

	Class I	Class S
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution (12b‑1) fees	None	0.25%
Acquired Fund Fees and Expenses(1)	0.10%	0.10%
Total Annual Fund Operating Expenses(1)	0.95%	1.20%

(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $100,000 in Class I shares of the Fund and $10,000 in Class S shares of the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$974	$3,040	$5,277	$11,705

Class S	$123	$383	$663	$1,461
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.75% (both classes) of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that the Adviser determines exhibits dividend growth characteristics. The Adviser defines dividend growth companies as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell 2000® Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
At the time of investment, the Adviser invests primarily in the equity securities of companies with market capitalization within the range of companies in the Russell 2000® Index, which ranged from approximately $5 million to $81 billion during the 12‑month period ended September 30, 2026.
Sit Investment Associates, Inc. (the “Adviser”) invests in dividend paying, growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:

›	a record of paying dividends,

Sit Mutual Funds Page 23

›	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,

›	unique product or service,

›	growing product demand,

›	dominant and growing market share,

›	management experience and capabilities, and

›	strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the Russell 2000® Index, but with a higher dividend yield and greater prospects for dividend growth.
The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are listed below. Different risks may be more significant at different times, depending on market conditions or other factors.

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

›
Dividend Paying Company Risk: The Fund’s income objective may limit its ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non‑dividend paying stocks. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.

›
Small Cap Stock Risk: Stocks of smaller companies involve substantial risk. Prices of small cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Additionally, for certain small cap stocks, there may also be limited liquidity or trading opportunities at a favorable price or time.

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

›
International Investing Risk: Because the Fund may invest in foreign securities, there is an international investing risk. International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.

›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cybersecurity breaches.

Sit Mutual Funds Page 24

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance b efore and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares. The returns for Class S shares were different than the returns shown below because each class of shares has different expenses.
The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index and a more narrowly-based index that reflects the market sectors in which the Fund invests (each, an “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown only for Class I shares; after‑tax returns for Class S shares will vary.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Each Index is an unmanaged index and has no expenses. It is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.
Annual Total Returns for calendar years ended December 31 (Class I)

The Fund’s year‑to‑date return as of 9/30/26 (not annualized) was 9.64%.
Best Quarter: 22.42% (4Q20);
Worst Quarter: ‑24.58% (1Q20)
Average Annual Total Returns for periods ended December 31, 2025
     Sit Opportunity Dividend Growth Fund

(formerly Sit Small Cap Dividend Growth Fund)	1 Year	5 Years	10 Years
Class I Return before taxes	12.92%	9.07%	9.99%
Class I Return after taxes on distributions	12.32%	8.16%	9.36%
Class I Return after taxes on distributions and sale of Fund shares	8.06%	7.01%	8.10%
Class S Return before taxes	12.58%	8.78%	9.71%

Russell 3000® Index(1) (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%

Russell 2000® Index(2) (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%

(1)	A broad-based securities market index that represents the overall domestic equity markets.

(2)A	more narrowly-based index that reflects the market sectors in which the Fund invests.
INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Sit Investment Associates, Inc. serves as the Fund’s investment adviser. The Fund’s investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day‑to‑day management of the Fund.
The primary portfolio managers of the Fund are:
Roger J. Sit, Chairman and President. Mr. Sit has served as Chief Investment Officer of the Fund since its inception on March 31, 2015.
Kent L. Johnson, Vice President – Investments. Mr. Johnson has served as Portfolio Manager of the Fund since its inception on March 31, 2015.
Robert W. Sit, Vice President – Research and Investment Management of the Adviser. Mr. Sit has served as Portfolio Manager of the Fund since its inception on March 31, 2015.

Sit Mutual Funds Page 25

PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for Class S shares of the Fund is $5,000, and the minimum initial investment for Class I shares of the Fund is $100,000. The minimum subsequent investment for either share class is $100. The Fund’s shares are redeemable. In general, you may buy or redeem shares of the Fund on any business day by mail (Sit Mutual Funds, P.O. 534459, Pittsburgh, PA 15253-4459) or by phone (1‑800‑332‑5580).
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, which may be taxable upon withdrawal from the tax‑deferred arrangement.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the financial intermediary may impose account charges. The Fund and its related companies may also pay that intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your intermediary or visit your intermediary’s website for more information.

Sit Mutual Funds Page 26

SIT INTERNATIONAL GROWTH FUND
INVESTMENT OBJECTIVE
Sit International Growth Fund (the “Fund”) seeks long-term growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses(1)	0.86%

(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$88	$275	$479	$1,064
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.61% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies. For purposes of the 80% policy, the Fund defines growth as companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI EAFE Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Under normal circumstances, at least 90% of its net assets will be invested in common stocks of companies domiciled outside the United States or have significant economic exposure to non‑United States markets.
In selecting investments for the Fund, Sit Investment Associates, Inc. (the “Adviser”) begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:

›	economic trends

›	earnings outlook

›	liquidity within the market

›	fiscal and monetary policy

›	currency exchange rate expectations

›	market sentiment

›	social and political trends

Sit Mutual Funds Page 27

After the country and regional allocations are determined, the Adviser seeks industries and sectors that it believes have earnings growth prospects that are greater than the average. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth.
Several factors are considered in the Adviser’s evaluation of a company, including:

›	unique product or service,

›	growing product demand,

›	dominant and growing market share,

›	management experience and capabilities, and

›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The Fund invests in common stocks of issuers domiciled in at least three foreign countries. As of September 30, 2026, the Fund was invested in common stocks of companies domiciled in 13 foreign countries. Up to 50% of the Fund’s total assets may be invested in equity securities of small‑to medium‑sized emerging growth companies in developed markets (such as Germany and Japan) and developing markets (also referred to as “emerging markets”) (such as Thailand and Brazil). Emerging growth companies are small‑and medium‑sized companies that the Adviser believes have a potential for earnings growth over time that is above the growth rate of more established companies or are early in their life cycles.
The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are listed below. Different risks may be more significant at different times, depending on market conditions or other factors.

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

›
International Investing Risk: International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

›
Developing Markets Risk: Investment in developing markets are subject to unique political, economic, and market risks that can cause the Fund’s investments to be more volatile and less liquid than investments in developed markets.

›	Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Sit Mutual Funds Page 28

›
Small Cap Stock Risk: Stocks of smaller companies involve substantial risk. Prices of small cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Additionally, for certain small cap stocks, there may also be limited liquidity, or trading opportunities at a favorable price or time.

›
Foreign Currency Hedging Transactions Risk: If the Adviser’s forecast of exchange rate movements is incorrect, the Fund may realize losses on their foreign currency transactions. In addition, the Fund’s hedging transactions may prevent the Funds from realizing the benefits of a favorable change in the value of foreign currencies.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.

›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber attacks or other cybersecurity breaches.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index (the “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Each Index is an unmanaged index and has no expenses. It is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.
Annual Total Returns for calendar years ended December 31

The Fund’s year‑to‑date return as of 9/30/26 (not annualized) was 7.52%.
Best Quarter: 20.78% (2Q20);
Worst Quarter: ‑19.65% (1Q20)
Average Annual Total Returns for periods ended December 31, 2025

Sit International Growth Fund	1 Year	5 Years	10 Years
Return before taxes	22.14%	6.17%	6.95%
Return after taxes on distributions	21.82%	5.73%	6.63%
Return after taxes on distributions and sale of Fund shares	13.33%	4.76%	5.56%
MSCI EAFE Index(1) (reflects no deduction for fees, expenses or taxes)	31.22%	8.92%	8.18%

(1)	A broad-based securities market index that represents the overall international equity markets.

Sit Mutual Funds Page 29

INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Sit Investment Associates, Inc. serves as the Fund’s investment adviser. The Fund’s investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day‑to‑day management of the Fund.
The primary portfolio managers of the Fund are:
Roger J. Sit, Chairman and President. Mr. Sit has served as Chief Investment Officer of the Fund since 1997.
Raymond E. Sit, Vice President – Research and Investment Management of the Adviser. Mr. Sit has served as Portfolio Manager of the Fund since July 1, 2020.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for shares of the Fund is $5,000. The minimum subsequent investment is $100. The Fund’s shares are redeemable. In general, you may buy or redeem shares of the Fund on any business day by mail (Sit Mutual Funds, P.O. Box 534459, Pittsburgh, PA 15253-4459) or by phone (1‑800‑332‑5580).
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, which may be taxable upon withdrawal from the tax‑deferred arrangement.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the financial intermediary may impose account charges. The Fund and its related companies may also pay that intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your intermediary or visit your intermediary’s website for more information.

Sit Mutual Funds Page 30

SIT OPPORTUNITY GROWTH FUND
  (formerly Sit Small Cap Growth Fund)
INVESTMENT OBJECTIVE
The Sit Opportunity Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment) Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%
Total Annual Fund Operating Expenses	1.50%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$154	$477	$824	$1,801
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.42% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets, in equity securities of growth companies. The Adviser defines growth companies as companies that exhibit sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell 2000® Growth Index within the previous 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
At the time of investment, the Adviser invests primarily in the equity securities of companies with market capitalization within the range of companies in the Russell 2000® Growth Index, which ranged from approximately $5 million to $81 billion during the 12‑month period ended September 30, 2026.
Sit Investment Associates, Inc. (the “Adviser”) invests in domestic growth-oriented small companies it believes exhibits the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

›	unique product or service,

›	growing product demand,

›	dominant and growing market share,

›	management experience and capabilities, and

›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

Sit Mutual Funds Page 31

The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are listed below. Different risks may be more significant at different times, depending on market conditions or other factors.

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

›
Small Cap Stock Risk: Stocks of smaller companies involve substantial risk. Prices of small cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Additionally, for certain small cap stocks, there may also be limited liquidity, or trading opportunities at a favorable price or time.

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.

›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cybersecurity breaches.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index and a more narrowly-based index that reflects the market sectors in which the Fund invests (each, an “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Each Index is an unmanaged index and has no expenses. It is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.

Sit Mutual Funds Page 32

Annual Total Returns for calendar years ended December 31

The Fund’s year‑to‑date return as of 9/30/26 (not annualized) was 11.19%.
Best Quarter: 28.33% (2Q20);
Worst Quarter: ‑20.53% (4Q18)
Average Annual Total Returns for periods ended December 31, 2025

Sit Opportunity Growth Fund (formerly Sit Small Cap Growth Fund)	1 Year	5 Years	10 Years
Return before taxes	9.43%	4.66%	8.96%
Return after taxes on distributions	8.09%	3.22%	7.65%
Return after taxes on distributions and sale of Fund shares	6.55%	3.50%	7.07%
Russell 3000® Index(1) (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Growth Index(2) (reflects no deduction for fees, expenses or taxes)	13.01%	3.18%	9.57%

(1)	A broad-based securities market index that represents the overall domestic equity markets.

(2)	A more narrowly-based index that reflects the market sectors in which the Fund invests.
INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Sit Investment Associates, Inc. serves as the Fund’s investment adviser. The Fund’s investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day‑to‑day management of the Fund.
The primary portfolio managers of the Fund are:
Roger J. Sit, Chairman and President. Mr. Sit has served as Chief Investment Officer of the Fund since 2008.
Kent L. Johnson, Vice President – Investments. Mr. Johnson has served as Portfolio Manager of the Fund since 2003.
Robert W. Sit, Vice President – Investments. Mr. Sit has served as Portfolio Manager of the Fund since 1997.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for shares of the Fund is $5,000. The minimum subsequent investment is $100. The Fund’s shares are redeemable. In general, you may buy or redeem shares of the Fund on any business day by mail (Sit Mutual Funds, P.O. Box 534459, Pittsburgh, PA 15253-4459) or by phone (1‑800‑332‑5580).
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, which may be taxable upon withdrawal from the tax‑deferred arrangement.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the financial intermediary may impose account charges. The Fund and its related companies may also pay that intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your intermediary or visit your intermediary’s website for more information.

Sit Mutual Funds Page 33

SIT DEVELOPING MARKETS GROWTH FUND
INVESTMENT OBJECTIVE
Sit Developing Markets Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%
Acquired Fund Fees and Expenses(1)	0.04%
Total Annual Fund Operating Expenses(1)	0.99%

(1)
The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$101	$317	$549	$1,217
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.13% of the average value of the portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of growth companies domiciled or operating in a developing market. For purposes of the 80% policy, the Fund defines growth as companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI Emerging Markets Index during the past 12 months.
Developing market issuers include those located in developing market countries and those determined by Sit Investment Associates, Inc. (the “Adviser”) to have significant economic exposure to developing market countries. For purposes of the Fund’s 80% investment policy, the Adviser will consider all countries that are not part of the MSCI Developed Market Indexes (including both emerging markets and frontier market countries which are emerging market countries at an earlier stage of development) to be developing market countries.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Developing markets are those countries that:

›	have emerging stock markets as defined by the International Finance Corporation

›	have low‑to middle-income economies according to the World Bank, or

›	have similar developing characteristics, for example, countries in the MSCI EM Index are considered developing.

Sit Mutual Funds Page 34

In determining where an issuer is located, the Adviser will consider various factors, including the issuer’s country of organization, the location of its management, the country of its primary listing, its reporting currency, and the countries the issuer has significant assets, or derives significant revenues or profits from. The weight given to each of these factors will vary depending on the circumstances in a given case.
As of September 30, 2026, the Fund held investments in Brazil, China, Hong Kong, India, Indonesia, Netherlands, South Africa, South Korea, Singapore, Taiwan, Thailand, and United States.
In selecting investments for the Fund, the Adviser begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:

›	economic trends,

›	earnings outlook,

›	liquidity within the market,

›	fiscal and monetary policy,

›	currency exchange rate expectations,

›	investment valuation,

›	market sentiment, and

›	social and political trends.
After the country and regional allocations are determined, the Adviser seeks industries and sectors that appear to have strong earnings growth prospects. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:

›	unique product or service,

›	growing product demand,

›	regional or country dominance and growing market share,

›	management experience and capabilities, and

›	strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.
The Fund invests in small, medium and large sized companies. The Fund may invest in securities representing underlying international securities such as sponsored American Depository Receipts, European Depository Receipts and Global Depository Receipts.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.
PRINCIPAL INVESTMENT RISKS
You could lose money by investing in the Fund. The principal risks of investing in the Fund are listed below. Different risks may be more significant at different times, depending on market conditions or other factors.

›
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

›
Developing Markets Risk: Investment in developing markets are subject to unique political, economic, and market risks that can cause the Fund’s investments to be more volatile and less liquid than investments in developed markets.

›
International Investing Risk: International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Sit Mutual Funds Page 35

›
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

›
Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

›	Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

›
Small Cap Stock Risk: Stocks of smaller companies involve substantial risk. Prices of small cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Additionally, for certain small cap stocks, there may also be limited liquidity, or trading opportunities at a favorable price or time.

›
Foreign Currency Hedging Transactions Risk: If the Adviser’s forecast of exchange rate movements is incorrect, the Fund may realize losses on their foreign currency transactions. In addition, the Fund’s hedging transactions may prevent the Funds from realizing the benefits of a favorable change in the value of foreign currencies.

›
Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

›	Management Risk: A strategy used by the investment management team may not produce the intended results.

›
Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber attacks or other cybersecurity breaches.

HISTORICAL PERFORMANCE
The following bar chart and table provide information on the Fund’s volatility and performance. The Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
The table below compares the Fund’s performance over different time periods to that of a broad-based securities market index (the “Index”). The table includes returns both before and after taxes. After‑tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
The performance information reflects Fund expenses, and assumes that all distributions have been reinvested. Each Index is an unmanaged index and has no expenses. It is not possible to invest directly in an index. Updated performance information is available at the Fund’s website at www.sitfunds.com or by calling 800‑332‑5580.

Annual Total Returns for calendar years ended December 31

The Fund’s year‑to‑date return as of 9/30/26 (not annualized) was 19.42%.
Best Quarter: 23.16% (2Q26);
Worst Quarter: ‑20.87% (3Q20)

Sit Mutual Funds Page 36

Average Annual Total Returns for periods ended December 31, 2025

Sit Developing Markets Growth Fund	1 Year	5 Years	10 Years
Return before taxes	36.13%	4.61%	8.86%
Return after taxes on distributions	35.83%	4.03%	8.40%
Return after taxes on distributions and sale of Fund shares	21.58%	3.44%	7.13%
MSCI Emerging Markets Index(1) (reflects no deduction for fees, expenses or taxes)	30.58%	1.69%	5.87%

(1)	A broad-based securities market index that represents the overall equity markets in emerging countries
INVESTMENT ADVISER AND PORTFOLIO MANAGERS
Sit Investment Associates, Inc. serves as the Fund’s investment adviser. The Fund’s investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day‑to‑day management of the Fund.
The primary portfolio managers of the Fund are:
Roger J. Sit, Chairman and President. Mr. Sit has served as Chief Investment Officer of the Fund since 1997.
Raymond E. Sit, Vice President – Research and Investment Management of the Adviser. Mr. Sit has served as Portfolio Manager of the Fund since 1994.
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment for shares of the Fund is $5,000. The minimum subsequent investment is $100. The Fund’s shares are redeemable. In general, you may buy or redeem shares of the Fund on any business day by mail (Sit Mutual Funds, P.O. Box 534459, Pittsburgh, PA 15253-4459) or by phone (1‑800‑332‑5580).
TAX INFORMATION
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account, which may be taxable upon withdrawal from the tax‑deferred arrangement.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the financial intermediary may impose account charges. The Fund and its related companies may also pay that intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment. Ask your intermediary or visit your intermediary’s website for more information.

Sit Mutual Funds Page 37

ADDITIONAL INFORMATION ABOUT THE FUNDS
Each Fund’s investment objective and its principal investment strategies and risks are described under “Summary Information About The Funds.” This section provides additional information about the Funds’ investments and certain portfolio management techniques the Funds may use, as well as the principal risks that may affect a Fund’s portfolio. The Funds’ investment objectives and certain other investment restrictions designated as fundamental may not be changed without shareholder approval. In seeking to achieve their investment objectives, the Funds may also invest in various types of securities and engage in various investment practices which are not the principal focus of the Funds and therefore not described in this Prospectus. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Funds’ Statement of Additional Information.
HOW THE FUNDS INVEST
Securities selections for the Funds are determined by an experienced management team. Each Fund’s primary portfolio managers seek to ensure that investments are compatible with the Fund’s investment objectives and strategies. The research team uses a combination of “top‑down” and “bottom‑up” analysis to identify companies that it believes have outstanding investment potential. The investment philosophy of the research team is to target growth-oriented opportunities and invest in companies with the potential to increase earnings at a faster rate than the representative economy and market index. Decisions to buy and sell securities are based on the management team’s best judgment to achieve the Funds’ investment objectives.
In selecting equity securities for a Fund, the Adviser invests in growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including: unique product or service, growing product demand, dominant and growing market share, management experience and capabilities, and strong financial condition. In selecting foreign equity securities for the International Growth Fund and Developing Markets Growth Fund, the Adviser begins by selecting countries or regions in which to invest. In making its selections, the Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including: economic trends, earnings outlook, liquidity within the market, fiscal and monetary policy, currency exchange rate expectations, market sentiment, and social and political trends.
After the country and regional allocations are determined, the Adviser seeks industries and sectors that it believes have earnings growth prospects that are greater than the average. Within the selected industries and sectors, the Adviser invests in foreign growth-oriented companies it believes exhibit the potential for superior growth.
In selecting fixed-income securities for the Balanced Fund, the Adviser seeks fixed-income securities providing maximum total return. In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a fixed-income security’s credit quality, yield, maturity, and liquidity. Based upon its economic outlook, the Adviser attempts to shift the fixed-income sector concentrations of the portfolio. Based upon its interest rate forecast, the Adviser attempts to shift the fixed-income portfolio’s average effective duration, seeking to maintain an average effective duration for the fixed-income portion of the Fund’s portfolio of 3 to 7 years.
When selling equity securities for a Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings. Generally, the Adviser will sell a security when the company’s fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the market.
MORE ON THE FUNDS’ RISKS
All investments carry some degree of risk which will affect the value of a Fund’s investments, investment performance and price of its shares. It is possible to lose money by investing in the Funds. The risks are presented alphabetically, and the order of the risks does not indicate the significance of any particular risk factor.
Cybersecurity Risk: A Fund may be subject to operational and informational security risks resulting from breaches in cybersecurity. A cybersecurity breach may include, for example, intentional and unintentional events that cause unauthorized access to systems, networks, or devices and the sensitive information contained therein; suffer data corruption; or lose operational functionality. Cybersecurity breaches by the Funds’ affiliates or service providers may cause disruptions and impact the business operations, potentially resulting in financial losses to both a Fund and its shareholders, the inability of Fund shareholders to transact business, inability to calculate a Fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reimbursement or other compensation costs, and/or additional

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compliance costs. The use of artificial intelligence and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. There are inherent limitations to controls and systems designed to prevent or reduce the impact of such cybersecurity risks, including the possibility that certain risks have not been identified, as well as the development of new threats. Cybersecurity risks have significantly increased in recent years, and the Funds could suffer such losses now and/or in the future. Issuers of securities in which a Fund invests are also exposed to such cybersecurity risks which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value and may result in financial loss for the Fund.
Developing Markets Risk: Developing Markets Growth Fund invests primarily in equity securities trading in developing markets. International Growth Fund and Global Dividend Growth Fund may also invest in such securities. The risks of international investing are particularly significant in developing markets. Investing in securities of issuers in developing markets involves exposure to economic infrastructures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the markets for securities issued by issuers located in developing markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in developing markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.
Dividend Paying Company Risk: The Funds’ income objectives may limit their ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non‑dividend paying stocks. In addition, stocks held by the Funds may reduce or stop paying dividends which could affect the Funds’ ability to generate income. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be treated as a return of capital and a Fund’s tax basis in such stock will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the stock.
ESG Risk: The ESG Growth Fund’s ESG policy could cause it to perform differently compared to similar funds that do not have such a policy. The exclusionary criteria related to the ESG policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might otherwise be disadvantageous for it to do so. The Fund will vote proxies in a manner that is consistent with its ESG criteria, which may or may not always be consistent with maximizing short-term performance of the issuer. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, the Fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor.
Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Funds invest in growth style stocks. The Funds’ performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.
International Investing Risk: International Growth Fund, Developing Markets Growth Fund, Global Dividend Growth Fund, Dividend Growth Fund, Opportunity Dividend Growth Fund, and ESG Growth Fund invest in equity securities that trade in markets other than the United States. Each of the other Funds may also invest in international securities and may invest in depository receipts which have similar risks as foreign securities. International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund’s investment. These risks include:

›
American Depository Receipts (ADR), European Depository Receipts (EDR) and Global Depository Receipts (GDR) Risk: ADRs, EDRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. EDRs and GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

›
Currency Risk: The value of the Funds’ foreign securities and currency computed in U.S. dollars will vary with increases and decreases in exchange rates. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Funds’ holdings of securities denominated in that currency.

›
Currency Hedging Transactions Risk: If the Adviser’s forecast of exchange rate movements is incorrect, the Funds may realize losses on their foreign currency transactions. In addition, the Funds’ hedging transactions may prevent the Funds from realizing the benefits of a favorable change in the value of foreign currencies.

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›
Foreign Securities Market Risk: Securities of many non‑U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly developing markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non‑U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non‑U.S. stock exchange transactions.

›
Foreign Tax Risk: The Funds’ income from foreign issuers may be subject to non‑U.S. withholding taxes. In some countries, the Funds also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the Funds, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.

›
Information Risk: Non‑U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non‑U.S. issuers. Accounting and financial reporting standards in developing markets may be especially lacking.

›
Investment Restrictions Risk: Some countries, particularly developing markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

›
Political and Economic Risk: Investing in securities of non‑U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries, changes in international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

Investment Company Risk: To the extent that the Funds invest in shares of another investment company, the Funds will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Funds’ return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Funds to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective. Investments by a Fund in other investment companies will be subject to the limitations of the Investment Company Act of 1940, as amended (the “1940 Act”). Pursuant to Rule 12d1‑4 under the 1940 Act, a Fund may invest in other investment companies beyond the limits contained in the 1940 Act, subject to certain conditions imposed by Rule 12d1‑4 including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements and limits on most three-tier fund structures.
Large Cap Stock Risk: Compared to small- and mid‑cap companies, large‑cap companies may be less responsive to changes and opportunities affecting their business. In addition, large‑cap companies may be subject to greater regulation than small- and mid‑cap companies. Large‑cap stocks as a group could fall out of favor with the market, causing a Fund to underperform investments that focus solely on small- or medium‑cap stocks. Large‑cap companies may trail the returns of the overall stock market. Historically, large‑cap stocks tend to go through cycles of doing better — or worse — than the stock market in general and these periods may last as long as several years.
Management Risk: A strategy used by the investment management team may not produce the intended results.
Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, public health, regulatory, market, economic or social developments affecting the market(s) generally. The U.S. market has experienced significant volatility in recent months and years. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, epidemics or other public health is‑sues, recessions, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal, state and local levels.
Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, the U.S. and other governments may renegotiate their global trade relationships and impose or threaten to impose significant import tariffs. The implementation of tariffs, trade restrictions, currency controls, or similar measures (including retaliatory actions) could result in price volatility and overall declines in U.S. and global investment markets.

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Recently, various countries have seen significant conflicts that may have an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war, other armed conflict, or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect a Fund’s investments.
Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may be slightly less volatile than those of small‑cap companies. Mid‑cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
Small Cap Stock Risk: Stocks of smaller companies involve substantial risk. Prices of small cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, may be subject to greater degrees of change in their earnings and prospects, and may be dependent upon a small or inexperienced management group. Small cap stocks typically are traded in lower frequency and volume making them subject to wider price fluctuations and in some cases, there could be limited trading opportunities at a favorable price or time.
SOFR Risk: The Secured Overnight Financing Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repurchase data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.
Risks That Apply Primarily to Sit Balanced Fund:
Asset-Backed Securities Risk: Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. The value of the Fund’s asset-backed securities may be affected by factors including changes in interest rates, the market value of the underlying assets, and the creditworthiness of the issuer or entities that provide credit enhancements. Most asset-backed securities are subject to prepayment risk and the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.
Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk: The issuer of a debt security or a guarantor of a security held by a Fund or counterparty to a transaction may default on its payment obligations or experience a decline in credit quality. Generally, the lower the credit rating of a security, issuer, guarantor or counterparty, the higher the degree of risk as to the payment of interest and return of principal. Also, a downgrade in the credit quality of a security or its issuer or guarantor may cause the security to decline in value and could affect the bond’s liquidity and make it more difficult for a Fund to sell. When a Fund purchases unrated securities, it will depend on the Adviser’s analysis of credit risk without the assessment of an independent rating organization, such as Moody’s or S&P Global Ratings. There is always the risk that the Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions.
Income Risk: The income you earn from the Fund may decline due to declining interest rates. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income.
Interest Rate Risk: In periods of falling interest rates, the market value of the Fund’s fixed-income securities generally will tend to be higher than prevailing market interest rates. An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Fund.
Liquidity Risk: The reduction in market making capacity and other market events has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices and hurt performance.

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Mortgage-Backed Securities Risk: Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (e.g., securities guaranteed by the Government National Mortgage Association (GNMA)) or by its agencies, authorities, enterprises or instrumentalities (e.g., securities guaranteed by the Federal National Mortgage Association (FNMA)) or the Federal Home Loan Mortgage Corporation (FHLMC) which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non‑governmental issuers may be supported by various credit enhancements such as private insurance and may entail greater risk than obligations guaranteed by the U.S. Government. The value of the Fund’s mortgage-backed securities may be affected by factors including changes in interest rates, the market value of the underlying assets, and the creditworthiness of the issuer or entities that provide credit enhancements. Mortgage-backed securities are subject to prepayment risk, and the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.
Political, Economic and Tax Risk: The value of, the income generated by, and the ability of the Fund to sell a municipal security may be affected by constitutional amendment, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economies of the regions in which the issuers in which the Fund investments are located. Municipal securities backed by current or anticipated revenues from a specific project or asset, such as revenue bonds, can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions, the imposition of a flat tax, or the loss of a current state income tax exemption. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. To the extent that a municipal security in which the Fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.
U.S. Government Securities Risk: Securities purchased by the Fund issued by the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. There is a risk that the U.S. Government will not provide financial support to U.S. Government agencies or instrumentalities if it is not obligated to do so by law.
Securities Backed by the U.S. Government Risk: U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
TEMPORARY DEFENSIVE INVESTING
For temporary defensive purposes in periods of unusual market conditions, each Fund may invest up to 100% of its total assets in cash or short-term debt securities including certificates of deposit, bankers’ acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper and repurchase agreements and other taxable obligations. Investing in these temporary investments may reduce a Fund’s yield and prevent a Fund from achieving its investment objective.
METHODS TO FUND REDEMPTION REQUESTS
The Funds typically expect to meet redemption requests using the Funds’ cash reserves and by selling portfolio assets. The Funds regularly use such methods. In the event a Fund sells portfolio securities to meet redemption requests, the securities may be sold at unfavorable prices due to market conditions. The Funds may also meet redemption requests using other methods including redemptions in‑kind, and during stressed market conditions the Funds may meet redemption requests using their ability to borrow

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funds temporarily in emergency or extraordinary situations. Effective November 30, 2021, as renewed and amended November 25, 2025, the Funds, together with the four bond Sit Mutual Funds managed by the Adviser, are borrowers in a $20 million credit facility (“Credit Facility”) maturing November 24, 2026. The Credit Facility provides a source of funds to the Funds for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund pays interest charged on any borrowings made by the Fund. In the event that a Fund does redeem shares in‑kind, shareholders will likely have to pay brokerage commissions to sell the securities or other assets delivered to them as well as any taxes on any capital gains incurred upon sale, and the securities or other assets distributed to shareholders will continue to be subject to market risk until they are sold. The procedures utilized by a Fund to determine the securities or other assets distributed to redeeming shareholders will generally be based on a rounded pro rata distribution of the Fund’s securities. As of the date of this Prospectus, the Funds have never borrowed funds to meet redemption requests nor have they ever redeemed shares in‑kind.
PORTFOLIO TURNOVER
The Funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. However, historically, the Funds’ turnover rate has been less than 100%. The “Financial Highlights” section of this Prospectus shows each Fund’s historical portfolio turnover rate. A high portfolio turnover rate generally will result in greater brokerage commission expenses borne by a Fund which may decrease the Fund’s yield. A high portfolio turnover rate may result in higher amounts of realized capital gain, including short-term capital gain, subject to the payment of taxes by shareholders.
PORTFOLIO HOLDINGS DISCLOSURE
Each Fund’s portfolio holdings are included in that Fund’s annual and semi-annual financial reports that are distributed to shareholders of record. Additionally, a complete portfolio holdings report is filed quarterly with the U.S. Securities and Exchange Commission (the “SEC”) and is available on the SEC website at www.sec.gov or upon request from a Sit Investor Service Representative. A complete description of the Funds’ portfolio holdings disclosure policies is available in the Funds’ Statement of Additional Information.
DURATION
The Balanced Fund attempts to maintain an average effective duration of 3 to 7 years for the fixed-income portion of its portfolio. Duration measures how much the value of a security is expected to change with a given change in interest rates. Effective duration is one means used to measure interest rate risk. The longer a security’s effective duration, the more sensitive its price is to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 3 years would decrease by 3%, with all other factors being constant. The Adviser uses several methods to compute duration estimates appropriate for particular securities held in the Funds’ portfolios. Duration estimates are based on assumptions by the Adviser and subject to a number of limitations. Duration is most useful when interest rate changes are small and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-related securities, because the calculation requires assumptions about prepayment rates.
SECURITIES RATINGS
When debt securities are rated by one or more independent rating agencies, the Adviser uses these ratings to determine bond quality. Investment-grade debt securities are those that are rated within the four highest rating categories, which are AAA, AA, A, and BBB by S&P Global Ratings and Fitch Ratings, and Aaa, Aa, A and Baa by Moody’s Investor Services. If a debt security’s credit quality rating is downgraded after a Fund’s purchase, the Adviser will consider whether any action, such as selling the security, is warranted.

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MANAGEMENT OF THE FUNDS
INVESTMENT ADVISER
Sit Investment Associates, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to the terms of the Investment Management Agreements. The Adviser is located at 3300 IDS Center, 80 S. Eighth Street, Minneapolis, Minnesota 55402. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of September 30, 2026, the Adviser had approximately $19.2 billion in assets under management, including $2 billion for the 14 Sit Mutual Funds.
Under Investment Management Agreements between the Funds and the Adviser (the “Agreements”), the Adviser manages the Funds’ business and investment activities, subject to the authority of the Funds’ Boards of Directors (each a “Board” and collectively, the “Boards”). A discussion regarding the basis of the Boards’ approvals of the Agreements is available in the Funds’ reports filed on Form N‑CSR, for the period ended December 31, 2025. The Agreements require the Adviser to bear all of the Funds’ expenses except interest, brokerage commissions, transaction charges, acquired fund fees and expenses and certain extraordinary expenses. Each Fund pays the Adviser a monthly fee for its services. During the Funds’ most recent fiscal year from June 30, 2025 to June 30, 2026, the Funds paid the following management fees to the Adviser (stated as a percentage of the average daily net assets):

November 1, 2025 – June 30, 2026:
Fund	Contractual and Total Management Fee(1)
Balanced Fund	0.80%
Dividend Growth Fund - Class I shares	0.70%
Dividend Growth Fund - Class S shares	0.70%(2)
Global Dividend Growth Fund - Class I shares	1.00%
Global Dividend Growth Fund - Class S shares	1.00%(2)
Large Cap Growth Fund	1.00%
Multi Cap Growth Fund	1.25%
ESG Growth Fund - Class I shares	1.00%
ESG Growth Fund - Class S shares	1.00%(2)
Opportunity Dividend Growth Fund - Class I shares	0.85%
Opportunity Dividend Growth Fund - Class S shares	0.85%(2)
International Growth Fund	0.85%
Opportunity Growth Fund	1.50%
Developing Markets Growth Fund	0.95%

(1)
The Contractual and Total Management Fee may not equal the Total Annual Fund Operating Expenses in the Table of Fees and Expenses found in each Fund’s Summary Information section because such tables include Acquired Fund Fees and Expenses, if any. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies, if any.

(2)	Excludes the 0.25% distribution fee paid to the Distributor under the Distribution Plan.

June 30, 2025 – October 31, 2025:
Fund	Contractual Management Fee	Fees Waived(1)	Total Management Fee Net of Waiver(3)
Balanced Fund	1.00%	0.20%	0.80%
Dividend Growth Fund - Class I shares	1.00%	0.30%	0.70%
Dividend Growth Fund - Class S shares	1.00%	0.30%	0.70%(2)
Global Dividend Growth Fund - Class I shares	1.25%	0.25%	1.00%
Global Dividend Growth Fund - Class S shares	1.25%	0.25%	1.00%(2)
Large Cap Growth Fund	1.00%	—	1.00%
Multi Cap Growth Fund	1.25%	—	1.25%
ESG Growth Fund - Class I shares	1.25%	0.25%	1.00%
ESG Growth Fund - Class S shares	1.25%	0.25%	1.00%(2)
Opportunity Dividend Growth Fund - Class I shares	1.25%	0.40%	0.85%
Opportunity Dividend Growth Fund - Class S shares	1.25%	0.40%	0.85%(2)
International Growth Fund	1.50%	0.65%	0.85%
Opportunity Growth Fund	1.50%	—	1.50%
Developing Markets Growth Fund	2.00%	1.05%	0.95%

(1)
Sit Investment Associates, Inc. (the “Adviser”) agreed to the listed management fee waiver through June 30, 2026. Effective November 1, 2025, the Fund’s Board of Directors approved a reduction to the Fund’s contractual management fee by the amount of the existing fee waiver and the elimination of the fee waiver, such that the Fund’s total management fee remained unchanged.

(2)	Excludes the 0.25% distribution fee paid to the Distributor under the Distribution Plan.

(3)
The Total Management Fee Net of Waiver may not equal the Total Annual Fund Operating Expenses in the Table of Fees and Expenses found in each Fund’s Summary Information section because such table includes Acquired Fund Fees and Expenses, if any. Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in shares of investment companies, if any.

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PORTFOLIO MANAGEMENT
The Funds’ investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day‑to‑day management of the Funds. The portfolio management team is led by Roger J. Sit, Chairman, President, Chief Executive Officer, and Global Chief Investment Officer of the Adviser.
The following table lists the individual team members that are primarily responsible for managing each Fund’s investments.

Portfolio Manager	Role on Management Team	Year Service Began	Past 5 Years Business Experience
Balanced Fund

Roger J. Sit	Chief Investment Officer	2008	Chairman, President, CEO and Global CIO of the Adviser; Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”); Chairman of SIA Securities Corp. (the “Distributor”).
Bryce A. Doty	Senior Portfolio Manager	1995	Senior Vice President and Senior Portfolio Manager of SF.
Kent L. Johnson	Portfolio Manager	2025	Senior Vice President — Research and Investment Management of the
			Adviser.

Dividend Growth Fund

Roger J. Sit	Chief Investment Officer	2003	See above.
Kent L. Johnson	Portfolio Manager	2003	See above.

Global Dividend Growth Fund

Roger J. Sit	Chief Investment Officer	2008	See above.
Kent L. Johnson	Portfolio Manager	2008	See above.
Raymond E. Sit	Portfolio Manager	2008	Vice President — Research and Investment Management of the Adviser.

Large Cap Growth Fund

Roger J. Sit	Chief Investment Officer	1997	See above.
Kent L. Johnson	Portfolio Manager	2025	See above.

Multi Cap Growth Fund

Roger J. Sit	Chief Investment Officer	2008	See above.
Kent L. Johnson	Portfolio Manager	2003	See above.
Robert W. Sit	Portfolio Manager	1997	Vice President — Research and Investment Management of the Adviser.

ESG Growth Fund

Roger J. Sit	Chief Investment Officer	2016	See above.
David A. Brown	Portfolio Manager	2016	Vice President — Research and Investment Management of the Adviser.
Kent L. Johnson	Portfolio Manager	2016	See above.

Opportunity Dividend Growth Fund

Roger J. Sit	Chief Investment Officer	2015	See above.
Kent L. Johnson	Portfolio Manager	2015	See above.
Robert W. Sit	Portfolio Manager	2015	See above.

International Growth Fund

Roger J. Sit	Chief Investment Officer	1997	See above.
Raymond E. Sit	Portfolio Manager	2020	See above.

Opportunity Growth Fund

Roger J. Sit	Chief Investment Officer	2008	See above.
Kent L. Johnson	Portfolio Manager	2003	See above.
Robert W. Sit	Portfolio Manager	1997	See above.

Developing Markets Growth Fund

Roger J. Sit	Chief Investment Officer	1997	See above.
Raymond E. Sit	Portfolio Manager	1994	See above.
The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds, if any.

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BUYING AND SELLING SHARES
BUYING SHARES

To Open an Account	Minimum Investment: $5,000 per Fund, except minimum is $100,000 for Class I shares of Dividend Growth, Global Dividend Growth, Opportunity Dividend Growth, and ESG Growth Funds.

Invest by Check		Invest by Wire	Invest Online
Mail a completed account application with a check via regular mail or overnight delivery:
Mail a completed account application with a request for a new account number to:
Regular Mail
Sit Mutual Funds
P.O. Box 534459
Pittsburgh, PA 15253-4459

A representative will contact you with the new account number or call us at 1‑800‑332‑5580. Instruct your bank to send a separate wire for each Fund that you invest in and wire to:
Bank of New York Mellon
ABA: 011001234
Credit: 0000733571
BNY Mellon Investment Servicing as Agent for Sit Mutual Funds
Further Credit: Account Name
        New Sit Fund / Account Number

Bank Address (required by some financial institutions)
Bank of New York Mellon
135 Santilli Highway
Everett, MA 02149

Sit Mutual Funds does not charge a fee for incoming wires. Your bank may charge a fee for sending a wire.
You cannot open an account and make an initial purchase online
Regular Mail Sit Mutual Funds P.O. Box 534459 Pittsburgh, PA 15253-4459	Overnight Delivery Sit Mutual Funds Attn: 534459 1350 Penn Ave., Suite 102 Pittsburgh, PA 15222

Mail your investment check, made payable to Sit Mutual Funds, along with your application.
Certain checks and other instruments are not accepted without prior approval such as:
• third party checks	• money orders
• starter checks	• creditcard checks
Prospectuses and account applications may be viewed and printed from our website, www.sitfunds.com.

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Shares may be purchased on any day the NYSE is open with a minimum initial investment of $5,000 per Fund except for Class I shares of Dividend Growth, Global Dividend Growth, Opportunity Dividend Growth, & ESG Growth Funds which have a minimum initial investment of $100,000.

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IRA accounts (Traditional, Roth and SEP) require a minimum initial investment of $2,000 per fund except for Class I shares of Dividend Growth, Global Dividend Growth, Opportunity Dividend Growth, and ESG Growth Funds which have a minimum initial investment of $100,000.

To Add to an Account	Minimum Investment: $100 per Fund

Invest by Check		Invest by Wire	Invest Online
Mail a completed investment slip for a particular fund (which you received in your account statement) or a letter of instruction with a check:
Instruct your bank to wire your additional investment to us using the wire instructions provided above in “Invest by Wire.”
Send a separate wire for each Fund that you invest in.

Invest by ACH. Call us at 1‑800‑332‑5580 to request that a purchase be made electronically from your bank account. The shares purchased will be priced on the next business day following your telephone request made prior to the close of the NYSE.

Before investing by wire or ACH, you must have provided your banking authorization information on your initial account application or on a Change of Account Options Form.

You may purchase additional shares of a Sit Fund or invest in a new Sit Fund online. Visit www.sitfunds.com to access your account.
You must have provided your banking authorization information on your initial account application or on a Change of Account Options Form.

Regular Mail Sit Mutual Funds P.O. Box 534459 Pittsburgh, PA 15253-4459	Overnight Delivery Sit Mutual Funds Attn: 534459 1350 Penn Ave., Suite 102 Pittsburgh, PA 15222

A letter of instruction must include your account number, the name(s) of the registered owner(s) and the Fund(s) that you want to purchase
Certain checks and other instruments are not accepted without prior approval such as:
• third party checks	• money orders
• starter checks	• credit card checks

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You may set up an Automatic Investment Plan on your initial account application or on a Change of Account Options Form. The Plan will invest in the selected Fund electronically from your bank account (via ACH) on any day the Funds are open.

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SELLING SHARES

Sell by Mail		Sell by Telephone	Sell Online
Mail a written request that includes:
Call us at 1‑800‑332‑5580 and request a sale of shares.

To sell shares by telephone, you must have telephone redemption privileges. If you do not, we can provide a Change of Account Options Form, or for IRA accounts, an IRA Redemption Privileges Form.

You may sell shares of a Sit Fund online, up to certain limits. Visit www.sitfunds.com to access your account.

To sell shares online, you must have online redemption privileges. If you do not, we can provide a Change of Account Options Form, or for IRA accounts, an IRA Redemption Privileges Form.

•	account number
•	names and signatures of all registered owners exactly as they appear on the account
•	name of Fund and number of shares or dollar amount you want to sell
•	supporting legal documents, if required
•	method of payment (check, wire transfer, or ACH)
•	For IRA accounts, include a signed IRA Distribution Form

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Payment of Proceeds: Your sale proceeds will be paid as soon as possible, generally not later than 7 days after the Funds’ receipt of your request to sell. However, if you purchased shares with nonguaranteed funds, such as a personal check, and you sell shares, your sale proceeds payment will be delayed until your check clears, which may take 15 days. You may receive proceeds from the sales of your shares in one of three ways:

•	By Mail: The check will be mailed to your address of record generally within 7 days after receipt of your request.
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By Wire: The bank account authorized by you on your account application will be credited generally within 1 to 2 business days after receipt of your request. The Funds’ bank charges a wire fee (currently $8) which will be deducted from the balance of your account or from the amount being wired if your account has been completely redeemed. The recipient bank may also charge an incoming wire fee.

•	By ACH: The bank account authorized by you on your account application will be credited generally within 2 to 3 business days after receipt of your request.
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Identification Verification: For those requests that payments are (1) paid to anyone other than the registered account owners, (2) paid by check and mailed to an address other than the address of record as established on your account application, or (3) paid by wire or by ACH to a bank different than the bank authorized by you on your account application, you are required to provide a medallion signature guarantee(s) or other identification method as approved by the Funds.

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Medallion Signature Guarantee: A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transactions. A medallion signature guarantee may be obtained from a bank, brokerage firm, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association.

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Supporting Legal Documents: Under certain circumstances, sales of shares may require additional legal documentation, such as sales by estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

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You may set up an Automatic Withdrawal Plan (minimum $100) on your initial account application or on a Change of Account Options Form. The Plan will sell shares of the selected Fund and send the proceeds by check or by ACH.

•	Please see the section entitled “Early Redemption Fee” below for more information regarding fees that may apply to the sale of certain Fund’s shares that are held for less than 30 days.
EXCHANGING SHARES

Exchange by Mail		Exchange by Telephone	Exchange Online
You may sell shares of one Sit Fund and purchase shares of another Sit Fund by mailing a letter of instruction signed by all registered owners of the account:		You may sell shares of one Sit Fund, up to certain limits, and purchase shares of another Sit Fund by calling us at 1‑800‑332‑5580. If you call after business hours, you will need your Personal Identification Number to use the automatic telephone system.	You may sell shares of one Sit Fund, up to certain limits, and purchase shares of another Sit Fund online. Visit www.sitfunds.com to access your account
Regular Mail	Overnight Delivery
Sit Mutual Funds	Sit Mutual Funds
P.O. Box 534459	Attn: 534459
Pittsburgh, PA 15253-4459	1350 Penn Avenue, Suite 102 Pittsburgh, PA 15222
A letter of instruction must include your account number, the name(s) and the number of shares or dollar amount of the Fund(s) you want to sell and the name(s) of the Fund(s) you want to purchase.

●	There is no transaction fee to sell shares of one or more Sit Funds and use the proceeds to buy shares of another Sit Fund.
●	Before making an exchange, please read the Prospectus and consider the investment objective of the Fund you are purchasing.
●	An exchange of shares is a sale for federal income tax purposes and you may have a taxable capital gain or loss.
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You may set up an Automatic Exchange Plan on your initial account application or on a Change of Account Options Form. The Plan will sell shares of one Sit Fund and invest in another Sit Fund on any day the Funds are open.

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ACCOUNT INFORMATION
PRICING OF FUNDS’ SHARES
Your price for purchasing, selling, or exchanging shares is based on the Fund’s net asset value (“NAV”) per share, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 3:00 p.m. Central time) every day the exchange is open. The NAV per share of the Funds will fluctuate. A Fund’s NAV per share is calculated by adding the total value of the Fund’s investments and other assets (including accrued income), subtracting its liabilities, and dividing by the number of outstanding shares of the Fund.
Pursuant to Rule 2a‑5 under the 1940 Act, the Boards have adopted procedures for valuing the Funds’ investments and have designated the Adviser as each Fund’s “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a‑5. Pursuant to the procedures, exchange-listed securities are normally valued at closing sale prices. In certain situations, the Adviser may use the fair value of a security if prices are unavailable or are deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before a Fund values its assets that would materially affect net asset value. In addition, for foreign equity securities that meet certain criteria, the Boards have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. The Adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other mutual funds using their own fair valuation procedures. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be different than the value that could be realized upon the sale of that security. Because foreign securities trade on days when Fund shares are not priced, the value of foreign securities held by a Fund can change on days when Fund shares cannot be redeemed, and since Developing Markets Growth Fund and International Growth Fund invest primarily in such foreign securities, and the Global Dividend Growth Fund and ESG Growth Fund may invest in such foreign securities, the value of these Funds’ shares may change on days when you will be unable to purchase or redeem their shares.
Short-term debt securities maturing in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consistently adjusts the cost value by amortizing/accreting any discount or premium paid until the security’s maturity without regard to fluctuating interest rates.
WHEN ORDERS ARE EFFECTIVE
Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the New York Stock Exchange (“NYSE”) is open. The customary national business holidays observed by the NYSE are: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase, exchange, and sale orders received in good order by the Funds’ transfer agent at its Pittsburgh office (Attention: 534459, 500 Ross Street 154‑0520, Pittsburgh, PA 15262) prior to the close of the NYSE (generally 3:00 p.m. Central time) are processed at the net asset value per share calculated for that business day, except purchases made to an existing account via Automated Clearing House, “ACH,” electronic transfer of funds. ACH purchases are invested at the net asset value per share on the next business day (or, if the next business day is a bank holiday, then two business days) after your telephone call to the Funds if you call the Funds prior to the close of the NYSE. Your bank account will be debited within 1 to 2 business days. If your purchase, exchange, or sale order is received after the close of the NYSE, the purchase, exchange or sale will be made at the net asset value calculated on the next day the NYSE is open.
INVESTING THROUGH FINANCIAL INTERMEDIARIES
With the exception of early redemption fees that may apply to the sale of certain Fund’s shares that are held for less than 30 days, there is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds.
The Funds may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers), to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. A Fund will be deemed to have received an order when the order is received by the authorized intermediary in good form, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Funds (or their transfer agent) within agreed upon time periods. Investors purchasing shares through a financial intermediary should read their account agreements carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges. A financial intermediary may aggregate the amount invested in a Fund by their clients in order to

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meet the Fund’s minimum investment requirement. If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.
The Dividend Growth, Global Dividend Growth, Opportunity Dividend Growth, and ESG Growth Funds offer shares in two classes and the ability of such Funds to monitor account balances through an omnibus account of a financial intermediary for purposes such as converting between share classes may be significantly limited or absent.
CLASS I SHARES AND CLASS S SHARES
Class I Shares and Class S Shares:
The Dividend Growth, Global Dividend Growth, Opportunity Dividend Growth, and ESG Growth Funds offer shares in two classes: Class I shares and Class S shares. Different investment minimums and expenses apply to each share class, and as a result, the investment performance of each will differ. For more information, please refer to the section titled “Buying and Selling Shares” and the “Fees and Expenses of the Fund” subsection within each Fund’s summary information.
Employees, officers or directors of the Adviser, and its affiliates, and family members of such employees, officers or directors, are entitled to purchase Class I shares with a minimum investment of $5,000 rather than the $100,000 minimum investment requirement applicable to all other investors. In addition, shareholders of any Sit Mutual Fund as of the inception date of the Dividend Growth or Global Dividend Growth Funds (December 31, 2003 and September 30, 2008 respectively), are entitled to purchase that Fund’s Class I shares with a minimum investment of $5,000 rather than the $100,000 minimum investment requirement applicable to all other investors.
Distribution Plan – Class S Shares:
The issuer of the Dividend Growth, Global Dividend Growth, Opportunity Dividend Growth, and ESG Growth Funds, Sit Mutual Funds, Inc., has adopted on behalf of each Fund’s Class S shares a distribution plan (the “Distribution Plan”) pursuant to Rule 12b‑1 under the Investment Company Act of 1940, as amended. Under the Distribution Plan, the Distributor or other qualified recipients are entitled to receive from each respective Fund a distribution fee with respect to Class S shares of the Fund of up to 0.25% of the average daily net assets of the Class S shares. As these fees are paid out of the Class S assets on an on‑going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid by a Fund to the Distributor or other qualified recipients under the Distribution Plan may be used by the Distributor or other qualified recipients to cover expenses in connection with the promotion and distribution of Class S shares. The distribution fee is not tied exclusively to actual distribution expenses, and it is payable to the Distributor regardless of the distribution-related expenses actually incurred; however the payment of this fee is subject to any limitation set forth in applicable regulations of the Financial Industry Regulatory Authority (“FINRA”). Because the distribution fee is not directly tied to expenses, the amount of distribution fees paid by Class S shares during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.
Converting Shares:
A conversion between share classes of a Fund is a non‑taxable event.
Self-directed conversions. You may convert Class S shares into Class I shares of the same Fund at any time if your account balance in the Fund is at least $100,000. You may call an investor service representative or mail a request to the Funds.
Automatic Conversions. Each of the Funds conduct periodic reviews of account balances and may convert an eligible investor’s Class S shares into Class I shares of the Fund. The Fund will notify the investor in writing before any automatic conversion into Class I shares. You may instruct the Fund if you do not want to convert to the lower-cost Class I shares. If an investor no longer meets the requirements for Class I shares, the Fund may convert the investor’s Class I shares into Class S shares. A decline in the investor’s account balance because of redemptions may result in such a conversion. The Fund will notify the investor in writing before any automatic conversion into Class S shares.
PURCHASE RESTRICTIONS
The Funds may reject or restrict any purchase or exchange order at any time when, in the judgment of management, it is in the best interests of the Funds. For example, see the discussion regarding “Excessive Trading in Fund Shares” below.

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EXCESSIVE TRADING IN FUND SHARES
The Funds discourage excessive short-term trading that could be disruptive to the management of a Fund. When large dollar amounts are involved, a Fund may have difficulty implementing investment strategies, because it cannot predict how much cash it will have to invest. Excessive trading also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to satisfy a redemption request, and may increase brokerage expenses. These factors may hurt a Fund’s performance and its shareholders.
The Funds may, in the Funds’ discretion, reject any purchase or exchange order from a shareholder if the Funds determine that the shareholder’s short-term trading activity is excessive. The Funds’ Boards have approved policies and procedures designed to dis‑courage excessive trading in Fund shares. For example, the Funds (except for the Balanced Fund) impose a redemption fee on shares held for less than 30 calendar days. Additionally, the Funds monitor purchase orders and investigate orders that exceed certain thresholds and attempt to confirm that the investment is not a short-term investment, otherwise any such trade will be rejected. The Funds have the right to modify the market timing policy at any time without advance notice. The Funds seek to apply market timing policies and procedures uniformly to all shareholders. The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts, however, it should be noted that the ability of the Funds to monitor and limit excessive short-term trading of shareholders investing in a Fund through the omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts. Despite our efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify market timers or curtail their trading practices.
SMALL ACCOUNT BALANCES / MANDATORY REDEMPTIONS
The minimum investment in the Dividend Growth, Global Dividend Growth, Opportunity Dividend Growth, and ESG Growth Funds is $100,000 with respect to Class I shares and $5,000 with respect to Class S shares. The minimum investment in all other Funds is $5,000. The minimum investment requirement is applied at the omnibus account level for shares purchased through a financial intermediary. If your account balance in a Fund falls below $5,000 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $5,000 within 30 days of the date the notice was mailed, the Fund may redeem your account.
UNCASHED CHECKS AND DORMANT ACCOUNTS
The assets in your account are subject to state unclaimed property laws which apply to both shares held in the Fund and uncashed checks from dividends or other distributions from the Fund. If your account has had undeliverable mail, uncashed checks or inactivity for a period of time specified by your state, the Fund may be required to transfer the assets to the state in compliance with these laws.
EARLY REDEMPTION FEE
Each Fund except the Balanced Fund charges a redemption fee on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders. It is charged to discourage short-term trading of the Fund by market timers or other investors who do not share the long-term strategy of the Fund, and to reduce the expenses of long-term shareholders by reducing the trading costs and other costs associated with short-term investments in the Fund. The Balanced Fund has not been susceptible to short-term trading and therefore does not charge a redemption fee.
The “first‑in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the fee applies.
The redemption fee will not be assessed on the following redemptions or exchanges:

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shares in accounts of asset allocation or wrap programs or other fee‑based programs of intermediaries whose trading practices are determined by the Fund not to be detrimental to the Fund or long-term shareholders, such as model driven programs with periodic automatic portfolio rebalancing or non‑discretionary rebalancing or asset allocation programs;

›	shares acquired through reinvestment of dividends and/or capital gains;

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shares redeemed in involuntary transactions, including, for example, shares redeemed from a shareholder account for purposes of complying with the anti-money laundering (AML) requirements or required by law or regulation, a regulatory agency, or a court order;

›	shares redeemed due to the shareholder’s death; and

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shares redeemed from certain omnibus accounts held by financial intermediaries whose systems are unable to assess the redemption fee; certain employer-sponsored retirement accounts (including certain plans qualified under 401(k) of the In‑ternal Revenue Code and other types of defined contribution or employee benefit plans); and shares redeemed in connection with required distributions from an IRA.

INVESTOR SERVICE FEES
Investor Services Representatives can provide many services to you. You will be charged a fee for some customized services, such as researching historical account statements and mailings via overnight delivery services. A schedule of services with applicable fees, if any, is available upon request.
CUSTOMER IDENTIFICATION PROGRAM
Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens an account with the Funds. Applications without this information may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right to: (a) place limits on account transactions until the investor’s identity is verified; (b) refuse an investment in the Funds; or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Funds and their agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.
DELIVERY OF REGULATORY DOCUMENTS
Summary Prospectuses. The Summary Prospectus is mailed to you via USPS unless you request to receive the Summary Prospectus electronically. To receive electronically, you must log into your account at www.sitfunds.com and enroll in “e‑delivery” or call 800‑332‑5580 for assistance. You will be notified by email each time a Summary Prospectus is posted to the Sit Mutual Funds website and the email will provide the website address to access the document. You can cancel “e‑delivery” at any time, and the change will be effective within 30 days of receiving your request.
Fund Shareholder Reports. The Funds transmit tailored annual and semi-annual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, portfolio holdings, and financial highlights, is available online, delivered free of charge upon request, and filed on a semiannual basis on Form N‑CSR.
Fund shareholder reports are mailed to you via USPS unless you request to receive reports electronically. To receive electronically, you must log into your account at www.sitfunds.com and enroll in “e‑delivery” or call 800‑332‑5580 for assistance.
Household Delivery of Prospectus and Annual and Semi-Annual Reports. To reduce expenses, we may mail only one copy of the Summary Prospectus and one copy of each of the Funds’ shareholder reports to an address shared by two or more accounts. If you wish to receive individual copies of these documents, please call 800‑332‑5580, or write to Sit Mutual Funds, P.O. Box 534459, AIM 154‑0520, 500 Ross Street, Pittsburgh, PA 15262. We will begin mailing you individual copies within 30 days of receiving your request.
PRIVACY POLICY
The Funds take their shareholders’ personal privacy seriously. In order to provide financial products and services, the Funds may collect nonpublic personal information about their shareholders from the following sources:

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Information we receive from account documentation, including applications, contracts, and other forms which may include (but is not limited to) information such as a shareholder’s name, address, tax identification number or social security number, assets and income;

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Information about shareholder transactions and communications with the Funds, their affiliates, agents or others which may include (but is not limited to) account numbers, balances, and transaction requests made through transfer agents, custodians or third party intermediaries.

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The Funds do not disclose any nonpublic personal information about their shareholders or former shareholders to anyone outside the Fund’s organization except as necessary in order to provide services to their shareholders as permitted by law. For example, we may disclose nonpublic personal information about a shareholder to a non‑affiliated company assisting the Funds in servicing accounts such as providing transfer agent services. To safeguard their shareholder’s personal information, the Funds insist that their service providers limit access to personal information to authorized employees and agents and maintain appropriate safeguards.
The Funds restrict access to their shareholders’ nonpublic personal information to those employees who need to know that information to provide products or services to their shareholders. The Funds maintain physical, electronic and procedural safeguards that comply with federal standards to guard their shareholders’ nonpublic personal information.
This privacy policy does not apply to a shareholder’s relationship with other financial service providers, such as broker dealers, custodians or other third party intermediaries.
DIVIDEND AND DISTRIBUTIONS
The Balanced, Dividend Growth, Global Dividend Growth, and Opportunity Dividend Growth Funds distribute quarterly dividends from their net investment income. Each of the other Funds distributes an annual dividend from its net investment income. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.
Capital gains, if any, are distributed at least once a year by each Fund. A capital gain occurs if a Fund sells portfolio securities for more than its cost. If you buy Fund shares just before a distribution, in effect, you will be “buying the dividend.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.
Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund paying the distribution at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in an‑other Sit Mutual Fund, or paid in cash. These requests may be made on the application, Change of Account Options form, by calling Sit Mutual Funds at 1‑800‑332‑5580, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.
Some of the tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information. Except where otherwise noted, the discussion applies to investors who are U.S. citizens or residents. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.
TAXES
TAXES ON DISTRIBUTIONS
Each Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax‑advantaged account). You will be notified annually of the tax status of distributions to you.
Distributions paid from a Fund’s net investment income will be taxable as ordinary income or as qualified dividend income. Under current tax laws, ordinary income is taxed at higher rates than qualified dividend income and long-term capital gains. Generally, dividends that a Fund receives from domestic corporations and from foreign corporations whose stock is readily tradable on an established securities market in the U.S. or which are domiciled in countries on a list established by the Internal Revenue Service will qualify for qualified dividend treatment when paid out to investors, provided certain holding period requirements are met. U.S. individuals with income exceeding specified thresh-olds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Distributions paid from a Fund’s net short-term capital gains, if any, are taxable as ordinary income. Distributions paid from a Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, regardless of how long you have held your shares. The composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately.

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TAXES ON TRANSACTIONS
A sale of your shares in a Fund is a taxable transaction, on which you will generally recognize a capital gain or loss. If you have held the shares for more than twelve months, the gain or loss will be long-term capital gain or loss. A gain or loss on shares held for twelve months or less will generally constitute short-term capital gain or loss, except that a capital loss on shares held for six months or less will be recharacterized as long-term capital loss to the extent of any capital gain dividends received on the shares during your holding period. Short-term capital gains are generally taxed at the same rates as ordinary income.
For covered shares (generally acquired after 2011), a Fund (or relevant broker or financial adviser) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold. Each Fund has elected to use the average cost method (all shares will have the same average cost), unless you instruct the Fund to use a different IRS‑accepted cost basis method, or choose to specifically identify your shares at the time of each sale. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS‑accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.
FOREIGN TAX CREDITS
The International Growth, Developing Markets Growth, and Global Dividend Growth Funds may be required to pay withholding and other taxes imposed by foreign countries. If a Fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election that will permit you either to claim a foreign tax credit with respect to foreign taxes paid by the Fund or to deduct those amounts as an itemized deduction on your tax return. If a Fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or take into account when determining your foreign tax credit.
TAX‑DEFERRED ACCOUNTS
Taxes on current income can be deferred by investing in Individual Retirement Accounts (IRAs), 401(k), pension, profit sharing, employee benefit, deferred compensation and other qualified retirement plans.
The Funds are available for your tax‑deferred retirement plan with a $2,000 minimum initial investment per Fund (except for Class I shares of Dividend Growth, Global Dividend Growth, Opportunity Dividend Growth, and ESG Growth Funds, which have a minimum initial investment of $100,000), and subsequent contributions of at least $100. Such retirement plans must have a qualified plan sponsor or trustee. Tax‑deferred retirement plans include 401(k), profit sharing, and money purchase plans as well as Traditional IRA, Roth IRA and SEP‑IRAs. You should contact the Funds for specific plan documentation. IRA accounts with balances under $10,000 will be charged an annual $15 IRA custodial fee. Account balance minimum and custodial fee amount is subject to change with a 30‑day written notice.
The federal tax laws governing these tax‑deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.

Sit Mutual Funds Page 53

FINANCIAL HIGHLIGHTS
The tables that follow present performance information about the shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past 5 years ended June 30, 2026. Some of this information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.
Financial Highlights — Balanced Fund

		Year Ended June 30,

	2026	2025	2024	2023	2022

Net Asset Value, Beginning of period	$36.93	$34.23	$28.76	$26.86	$32.85
Operations:
Net investment income [1]	0.59	0.53	0.49	0.38	0.23
Net realized and unrealized gains (losses)	3.76	3.05	5.42	2.84	(4.86)

Total from operations	4.35	3.58	5.91	3.22	(4.63)

Distributions to Shareholders:
From net investment income	(0.58)	(0.53)	(0.44)	(0.36)	(0.22)
From net realized gains	(0.73)	(0.35)	—	(0.96)	(1.14)

Total distributions	(1.31)	(0.88)	(0.44)	(1.32)	(1.36)
Net Asset Value, End of period	$39.97	$36.93	$34.23	$28.76	$26.86

Total investment return [2]	11.94%	10.58%	20.81%	12.53%	(14.87%)
Net assets at end of period (000’s omitted)	$77,404	$68,590	$64,335	$49,452	$48,126
Ratios: [3]
Expenses (without waiver)	0.86%[4]	1.00%[5]	1.00%[5]	1.00%[5]	1.00%[5]
Expenses (with waiver)	0.80%[4]	0.80%[5]	0.80%[5]	0.80%[5]	0.91%[5]
Net investment income (without waiver)	1.46%	1.32%	1.38%	1.22%	0.62%
Net investment income (with waiver)	1.52%	1.52%	1.58%	1.42%	0.71%

Portfolio turnover rate (excluding short-term securities)	19.79%	35.11%	33.30%	39.71%	39.92%

1	The net investment income per share is based on average shares outstanding for the period.

2	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

3
Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

4	Effective November 1, 2025, total Fund expenses are limited to 0.80% of average daily net assets.

5	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

Sit Mutual Funds Page 54

Financial Highlights — Sit Dividend Growth Fund

Class I	Year Ended June 30,
	2026	2025	2024	2023	2022

Net Asset Value, Beginning of period	$16.70	$16.59	$14.64	$14.29	$17.37

Operations:
Net investment income [1]	0.17	0.19	0.19	0.21	0.24
Net realized and unrealized gains (losses)	2.92	1.87	2.45	1.78	(1.19)
Total from operations	3.09	2.06	2.64	1.99	(0.95)

Redemption fee	—	—	—[2]	—[2]	—[2]

Distributions to Shareholders:
From net investment income	(0.18)	(0.19)	(0.21)	(0.20)	(0.24)
From net realized gains	(1.53)	(1.76)	(0.48)	(1.44)	(1.89)
Total distributions	(1.71)	(1.95)	(0.69)	(1.64)	(2.13)

Net Asset Value, End of period	$18.08	$16.70	$16.59	$14.64	$14.29

Total investment return [3]	19.34%	13.00%	18.70%	14.76%	(7.27%)

Net assets at end of period (000’s omitted)	$227,363	$230,078	$222,185	$209,856	$191,010

Ratios: [4]
Expenses (without waiver)	0.80%[5]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Expenses (with waiver)	0.70%[5]	0.70%[6]	0.70%[6]	0.70%[6]	0.70%[6]
Net investment income (without waiver)	0.90%	0.85%	0.99%	1.15%	1.11%
Net investment income (with waiver)	1.00%	1.15%	1.29%	1.45%	1.41%

Portfolio turnover rate (excluding short-term securities)	43.80%[7]	48.72%	41.64%	51.49%	58.96%

Class S	Year Ended June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of period	$16.57	$16.47	$14.54	$14.20	$17.27

Operations:
Net investment income [1]	0.13	0.15	0.16	0.17	0.19
Net realized and unrealized gains (losses)	2.89	1.86	2.42	1.77	(1.17)
Total from operations	3.02	2.01	2.58	1.94	(0.98)

Redemption fee	—	—[2]	—[2]	—[2]	—

Distributions to Shareholders:
From net investment income	(0.14)	(0.15)	(0.17)	(0.16)	(0.20)
From net realized gains	(1.53)	(1.76)	(0.48)	(1.44)	(1.89)
Total distributions	(1.67)	(1.91)	(0.65)	(1.60)	(2.09)

Net Asset Value, End of period	$17.92	$16.57	$16.47	$14.54	$14.20

Total investment return [3]	19.01%	12.67%	18.40%	14.47%	(7.50%)

Net assets at end of period (000’s omitted)	$16,584	$16,521	$21,092	$21,299	$21,915

Ratios: [4]
Expenses (without waiver)	1.05%[8]	1.25%[9]	1.25%[9]	1.25%[9]	1.25%[9]
Expenses (with waiver) [6]	0.95%[8]	0.95%[9]	0.95%[9]	0.95%[9]	0.95%[9]
Net investment income (without waiver)	0.65%	0.59%	0.74%	0.90%	0.85%
Net investment income (with waiver)	0.75%	0.89%	1.04%	1.20%	1.15%

Portfolio turnover rate (excluding short-term securities)	43.80%[7]	48.72%	41.64%	51.49%	58.96%

1	The net investment income per share is based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

4
Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

5	Effective November 1, 2025, total Fund expenses are limited to 0.70% of average daily net assets.

6	Total Fund expenses are limited to 1.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

7	Portfolio turnover excludes securities delivered from processing redemptions‑in‑kind.

8	Effective November 1, 2025, total Fund expenses are limited to 0.95% of average daily net assets.

9	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

Sit Mutual Funds Page 55

Financial Highlights — Sit Global Dividend Growth Fund

Class I	Year Ended June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of period	$29.99	$27.04	$22.75	$19.77	$22.47

Operations:
Net investment income [1]	0.21	0.26	0.23	0.24	0.21
Net realized and unrealized gains (losses)	4.92	3.38	4.30	2.98	(2.73)
Total from operations	5.13	3.64	4.53	3.22	(2.52)

Redemption fee	—	—	—[2]	—	—

Distributions to Shareholders:
From net investment income	(0.20)	(0.25)	(0.24)	(0.24)	(0.18)
From net realized gains	(0.23)	(0.44)	—	—	—
Total distributions	(0.43)	(0.69)	(0.24)	(0.24)	(0.18)
Net Asset Value, End of period	$34.69	$29.99	$27.04	$22.75	$19.77
Total investment return [3]	17.29%	13.60%	20.10%	16.46%	(11.31%)
Net assets at end of period (000’s omitted)	$61,829	$53,391	$46,497	$43,893	$37,057

Ratios: [4]
Expenses (without waiver)	1.08%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Expenses (with waiver)	1.00%[5]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Net investment income (without waiver)	0.56%	0.68%	0.72%	0.91%	0.66%
Net investment income (with waiver)	0.64%	0.93%	0.97%	1.16%	0.91%

Portfolio turnover rate (excluding short-term securities)	4.85%	3.52%	3.42%	6.09%	4.64%

Class S	Year Ended June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of period.	$29.94	$27.00	$22.71	$19.74	$22.45

Operations:
Net investment income	0.12	0.19	0.17	0.19	0.15
Net realized and unrealized gains (losses)	4.92	3.37	4.30	2.96	(2.73)
Total from operations	5.04	3.56	4.47	3.15	(2.58)

Redemption fee	—	—	—[2]	—	—

Distributions to Shareholders:
From net investment income	(0.13)	(0.18)	(0.18)	(0.18)	(0.13)
From net realized gains	(0.23)	(0.44)	—	—	—
Total distributions	(0.36)	(0.62)	(0.18)	(0.18)	(0.13)

Net Asset Value, End of period	$34.62	$29.94	$27.00	$22.71	$19.74
Total investment return [3]	16.98%	13.30%	19.85%	16.13%	(11.58%)
Net assets at end of period (000’s omitted)	$5,444	$5,167	$4,618	$4,034	$3,391

Ratios: [4]
Expenses (without waiver)	1.33%[7]	1.50%[8]	1.50%[8]	1.50%[8]	1.50%[8]
Expenses (with waiver) [6]	1.25%[7]	1.25%[8]	1.25%[8]	1.25%[8]	1.25%[8]
Net investment income (without waiver)	0.30%	0.44%	0.47%	0.66%	0.39%
Net investment income (with waiver)	0.38%	0.69%	0.72%	0.91%	0.64%

Portfolio turnover rate (excluding short-term securities)	4.85%	3.52%	3.42%	6.09%	4.64%

1	The net investment income per share is based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

4
Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

5	Effective November 1, 2025, total Fund expenses are limited to 1.00% of average daily net assets.

6	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

7	Effective November 1, 2025, total Fund expenses are limited to 1.25% of average daily net assets.

8	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

Sit Mutual Funds Page 56

Financial Highlights — Sit Large Cap Growth Fund

	Year Ended June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of period	$79.42	$74.48	$58.26	$48.29	$63.04

Operations:
Net investment income (loss) [1]	(0.16)	(0.07)	(0.03)	0.05	(0.09)
Net realized and unrealized gains (losses)	12.23	8.09	17.41	11.70	(10.74)
Total from operations	12.07	8.02	17.38	11.75	(10.83)

Redemption fee	—[2]	—[2]	—[2]	—[2]	—

Distributions to Shareholders:
From net investment income	—	—	(0.04)	—	—
From net realized gains	(1.85)	(3.08)	(1.12)	(1.78)	(3.92)
Total distributions	(1.85)	(3.08)	(1.16)	(1.78)	(3.92)

Net Asset Value, End of period	$89.64	$79.42	$74.48	$58.26	$48.29
Total investment return [3]	15.30%	10.79%	30.22%	25.20%	(18.78%)
Net assets at end of period (000’s omitted)	$264,843	$240,255	$214,112	$162,772	$136,435

Ratios: [4]
Expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.18%)	(0.10%)	(0.05%)	0.10%	(0.15%)

Portfolio turnover rate (excluding short-term securities)	4.91%	4.27%	11.11%	2.96%	10.83%

1	The net investment income per share is based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

4
Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Sit Mutual Funds Page 57

Financial Highlights — Sit Multi Cap Growth Fund
(formerly Sit Mid Cap Growth Fund)

		Year Ended June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of period	$24.84	$23.06	$20.07	$16.96	$25.41

Operations:
Net investment loss [1]	(0.12)	(0.09)	(0.05)	(0.01)	(0.12)
Net realized and unrealized gains (losses)	4.81	2.80	3.14	3.67	(5.37)
Total from operations	4.69	2.71	3.09	3.66	(5.49)

Redemption fee	—[2]	—	—[2]	—[2]	—[2]

Distributions to Shareholders:
From net realized gains	(0.86)	(0.93)	(0.10)	(0.55)	(2.96)

Net Asset Value, End of period	$28.67	$24.84	$23.06	$20.07	$16.96
Total investment return [3]	19.35%	11.72%	15.39%	22.00%	(24.70%)
Net assets at end of period (000’s omitted)	$236,491	$211,552	$203,184	$185,220	$164,430

Ratios: [4]
Expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment loss	(0.47%)	(0.39%)	(0.26%)	(0.03%)	(0.52%)

Portfolio turnover rate (excluding short-term securities)	10.68%	6.67%	8.64%	7.00%	13.16%

1	The net investment income per share is based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

4
Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Sit Mutual Funds Page 58

Financial Highlights — Sit ESG Growth Fund

Class I		Year Ended June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of period	$24.36	$21.18	$17.51	$14.87	$18.17
Operations:
Net investment income [1]	0.14	0.13	0.14	0.14	0.10
Net realized and unrealized gains (losses)	3.29	3.18	3.67	2.99	(3.13)
Total from operations	3.43	3.31	3.81	3.13	(3.03)
Redemption fee	—	—	—[2]	—	—
Distributions to Shareholders:
From net investment income	(0.14)	(0.13)	(0.14)	(0.10)	(0.08)
From net realized gains	(0.17)	—	—	(0.39)	(0.19)
Total distributions	(0.31)	(0.13)	(0.14)	(0.49)	(0.27)
Net Asset Value, End of period	$27.48	$24.36	$21.18	$17.51	$14.87
Total investment return [3]	14.17%	15.68%	21.90%	21.57%	(16.97%)
Net assets at end of period (000’s omitted)	$7,915	$7,083	$6,133	$4,866	$3,740
Ratios: [4]
Expenses (without waiver)	1.08%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Expenses (with waiver)	1.00%[5]	1.00%[6]	1.00%[6]	1.00%[6]	1.00%[6]
Net investment income (without waiver)	0.47%	0.35%	0.52%	0.65%	0.30%
Net investment income (with waiver)	0.55%	0.60%	0.77%	0.90%	0.55%
Portfolio turnover rate (excluding short-term securities)	3.28%	3.88%	3.31%	7.12%	9.23%

Class S		Year Ended June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of period	$24.11	$20.96	$17.33	$14.74	$18.05

Operations:
Net investment income [1]	0.08	0.08	0.10	0.10	0.05
Net realized and unrealized gains (losses)	3.25	3.15	3.63	2.96	(3.11)
Total from operations	3.33	3.23	3.73	3.06	(3.06)
Redemption fee	—	—	—[2]	—	—

Distributions to Shareholders:
From net investment income	(0.08)	(0.08)	(0.10)	(0.08)	(0.06)
From net realized gains	(0.17)	—	—	(0.39)	(0.19)
Total distributions	(0.25)	(0.08)	(0.10)	(0.47)	(0.25)

Net Asset Value, End of period	$27.19	$24.11	$20.96	$17.33	$14.74

Total investment return [3]	13.88%	15.43%	21.62%	21.27%	(17.24%)

Net assets at end of period (000’s omitted)	$6,715	$5,958	$5,192	$4,306	$3,577
Ratios: [4]
Expenses (without waiver)	1.33%[7]	1.50%[8]	1.50%[8]	1.50%[8]	1.50%[8]
Expenses (with waiver)	1.25%[7]	1.25%[8]	1.25%[8]	1.25%[8]	1.25%[8]
Net investment income (without waiver)	0.21%	0.10%	0.27%	0.40%	0.05%
Net investment income (with waiver)	0.29%	0.35%	0.52%	0.65%	0.30%
Portfolio turnover rate (excluding short-term securities)	3.28%	3.88%	3.31%	7.12%	9.23%

1	The net investment income per share is based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

4
Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

5	Effective November 1, 2025, total Fund expenses are limited to 1.00% of average daily net assets.

6	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

7	Effective November 1, 2025, total Fund expenses are limited to 1.25% of average daily net assets.

8	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

Sit Mutual Funds Page 59

Financial Highlights — Sit Opportunity Dividend Growth Fund
(formerly Sit Small Cap Dividend Growth Fund)

Class I		Year Ended June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of period	$17.50	$16.18	$14.31	$12.85	$16.73

Operations:
Net investment income [1]	0.16	0.17	0.17	0.19	0.14
Net realized and unrealized gains (losses)	5.51	1.45	1.87	1.83	(2.61)
Total from operations	5.67	1.62	2.04	2.02	(2.47)
Redemption fee	—	—	—[2]	—	—[2]

Distributions to Shareholders:
From net investment income	(0.17)	(0.16)	(0.17)	(0.19)	(0.14)
From net realized gains	(0.23)	(0.14)	—	(0.37)	(1.27)
Total distributions	(0.40)	(0.30)	(0.17)	(0.56)	(1.41)
Net Asset Value, End of period	$22.77	$17.50	$16.18	$14.31	$12.85

Total investment return [3]	32.90%	10.02%	14.35%	16.20%	(16.30%)

Net assets at end of period (000’s omitted)	$46,706	$31,208	$22,864	$16,508	$14,209
Ratios: [4]
Expenses (without waiver)	0.97%[5]	1.25%[6]	1.25%[6]	1.25%[6]	1.25%[6]
Expenses (with waiver)	0.85%[5]	0.88%[6]	0.90%[6]	0.90%[6]	0.95%[6]
Net investment income (without waiver)	0.70%	0.63%	0.76%	1.06%	0.59%
Net investment income (with waiver)	0.82%	1.00%	1.11%	1.41%	0.89%

Portfolio turnover rate (excluding short-term securities)	12.75%	11.54%	12.81%	15.05%	18.47%

Class S		Year Ended June 30,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of period	$17.48	$16.16	$14.30	$12.84	$16.72

Operations:
Net investment income [1]	0.11	0.12	0.12	0.16	0.11
Net realized and unrealized gains (losses)	5.51	1.45	1.87	1.83	(2.62)
Total from operations	5.62	1.57	1.99	1.99	(2.51)
Redemption fee	—	—[2]	—	—	—[2]

Distributions to Shareholders:
From net investment income	(0.12)	(0.11)	(0.13)	(0.16)	(0.10)
From net realized gains	(0.23)	(0.14)	—	(0.37)	(1.27)
Total distributions	(0.35)	(0.25)	(0.13)	(0.53)	(1.37)
Net Asset Value, End of period	$22.75	$17.48	$16.16	$14.30	$12.84

Total investment return [3]	32.62%	9.75%	14.02%	15.91%	(16.48%)

Net assets at end of period (000’s omitted)	$8,060	$6,718	$5,516	$4,965	$4,323
Ratios: [4]
Expenses (without waiver)	1.23%[7]	1.50%[8]	1.50%[8]	1.50%[8]	1.50%[8]
Expenses (with waiver)	1.10%[7]	1.13%[8]	1.15%[8]	1.15%[8]	1.20%[8]
Net investment income (without waiver)	0.43%	0.35%	0.48%	0.81%	0.42%
Net investment income (with waiver)	0.56%	0.72%	0.83%	1.16%	0.72%

Portfolio turnover rate (excluding short-term securities)	12.75%	11.54%	12.81%	15.05%	18.47%

1	The net investment income per share is based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

4
Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

5	Effective November 1, 2025, total Fund expenses are limited to 0.85% of average daily net assets.

6	Total Fund expenses are limited to 1.25% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

7	Effective November 1, 2025, total Fund expenses are limited to 1.10% of average daily net assets.

8	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

Sit Mutual Funds Page 60

Financial Highlights — Sit International Growth Fund

	Year Ended June 30,

	2026	2025	2024	2023	2022
Net Asset Value, Beginning of period	$24.90	$21.95	$20.62	$17.78	$23.27
Operations:
Net investment income [1]	0.28	0.35	0.29	0.28	0.20
Net realized and unrealized gains (losses)	3.78	3.37	1.48	2.92	(5.63)

Total from operations	4.06	3.72	1.77	3.20	(5.43)

Redemption fee	—	—	—[2]	—	—

Distributions to Shareholders:
From net investment income	(0.29)	(0.35)	(0.29)	(0.27)	(0.06)
From net realized gains	—	(0.42)	(0.15)	(0.09)	—

Total distributions	(0.29)	(0.77)	(0.44)	(0.36)	(0.06)
Net Asset Value, End of period	$28.67	$24.90	$21.95	$20.62	$17.78

Total investment return [3]	16.43%	17.31%	8.70%	18.27%	(23.41%)

Net assets at end of period (000’s omitted)	$36,334	$31,945	$27,848	$26,624	$22,454

Ratios: [4]
Expenses (without waiver)	1.06%[5]	1.50%[6]	1.50%[6]	1.50%[6]	1.50%[6]
Expenses (with waiver)	0.85%[5]	0.85%[6]	0.85%[6]	0.85%[6]	1.20%[6]
Net investment income (without waiver)	0.83%	0.89%	0.76%	0.87%	0.59%
Net investment income (with waiver)	1.04%	1.54%	1.41%	1.52%	0.88%

Portfolio turnover rate (excluding short-term securities)	7.61%	6.53%	8.35%	7.65%	7.76%

1	The net investment income per share is based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

4
Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

5	Effective November 1, 2025, total Fund expenses are limited to 0.85% of average daily net assets.

6	Total Fund expenses are limited to 1.50% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

Sit Mutual Funds Page 61

Financial Highlights — Sit Opportunity Growth Fund
(formerly Sit Small Cap Growth Fund)

	Year Ended June 30,

	2026	2025	2024	2023	2022
Net Asset Value, Beginning of period	$65.42	$65.35	$60.29	$52.41	$82.14
Operations:
Net investment loss [1]	(0.54)	(0.39)	(0.29)	(0.13)	(0.48)
Net realized and unrealized gains (losses)	21.94	3.53	7.24	8.93	(17.68)

Total from operations	21.40	3.14	6.95	8.80	(18.16)

Redemption fee	—[2]	—	—[2]	—[2]	—[2]

Distributions to Shareholders:
From net realized gains	(3.73)	(3.07)	(1.89)	(0.92)	(11.57)

Net Asset Value, End of period	$83.09	$65.42	$65.35	$60.29	$52.41

Total investment return [3]	33.94%	4.60%	11.84%	17.01%	(25.57%)

Net assets at end of period (000’s omitted)
Ratios: [4]	$144,601	$114,039	$112,288	$109,824	$98,444
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment loss	(0.74%)	(0.59%)	(0.47%)	(0.24%)	(0.67%)

Portfolio turnover rate (excluding short-term securities)	15.42%	11.22%	12.03%	13.76%	15.64%

1	The net investment income per share is based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

4
Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Sit Mutual Funds Page 62

Financial Highlights — Sit Developing Markets Growth Fund

		Year Ended June 30,

	2026	2025	2024	2023	2022

Net Asset Value, Beginning of period	$19.67	$17.07	$16.06	$15.46	$21.40

Operations:
Net investment income [1]	0.19	0.21	0.19	0.23	0.21
Net realized and unrealized gains (losses)	8.79	3.10	1.14	0.74	(5.76)
Total from operations	8.98	3.31	1.33	0.97	(5.55)

Redemption fee	—[2]	—[2]	—	—[2]	—

Distributions to Shareholders:
From net investment income	(0.20)	(0.19)	(0.24)	(0.29)	(0.02)
From net realized gains	—	(0.52)	(0.08)	(0.08)	(0.37)

Total distributions	(0.20)	(0.71)	(0.32)	(0.37)	(0.39)

Net Asset Value, End of period	$28.45	$19.67	$17.07	$16.06	$15.46

Total investment return [3]	45.95%	19.85%	8.52%	6.42%	(26.19%)

Net assets at end of period (000’s omitted)	$14,473	$9,965	$9,066	$10,098	$9,400

Ratios: [4]
Expenses (without waiver)	1.26%[5]	2.00%[6]	2.00%[6]	2.00%[6]	2.00%[6]
Expenses (with waiver)	0.95%[5]	0.95%[6]	0.95%[6]	0.95%[6]	1.20%[6]
Net investment income (without waiver)	0.49%	0.12%	0.15%	0.42%	0.35%
Net investment income (with waiver)	0.80%	1.17%	1.20%	1.47%	1.15%

Portfolio turnover rate (excluding short-term securities)	4.13%	2.54%	2.11%	0.76%	2.49%

1	The net investment income per share is based on average shares outstanding for the period.

2	Amount represents less than $0.01 per share.

3	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

4
Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

5	Effective November 1, 2025, total Fund expenses are limited to 0.95% of average daily net assets.

6	Total Fund expenses are limited to 2.00% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

Sit Mutual Funds Page 63

FOR MORE INFORMATION
If you have any questions about the Funds or would like more information, please contact the Funds as noted below. You may obtain a free copy of the Funds’ Statement of Additional Information (“SAI”), and annual or semi-annual reports, and Form N‑CSR which contains the Funds’ financial statements, on the Funds’ website at www.sitfunds.com or by contacting the Funds as noted below.
The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference.
The annual and semi-annual reports contain additional information about the Funds’ investments, costs and performance during its most recent six‑ or 12‑month periods, as applicable.
The Form N‑CSR contains the Funds’ annual and semi-annual financial statements.
ONLINE
www.sitfunds.com or via email at info@sitinvest.com
TELEPHONE
1‑800‑332‑5580
Investor Services Representatives are available Monday through Friday 8:00 to 5:00 p.m. Central Time.
MAIL
Regular Mail: Sit Mutual Funds, P.O. Box 534459, Pittsburgh, PA 15253-4459
Overnight Delivery: Sit Mutual Funds, Attention: 534459, 1350 Penn Avenue, Suite 102, Pittsburgh, PA 15222
TO WIRE MONEY FOR A PURCHASE
Contact the Funds at 1‑800‑332‑5580 for wire instructions.
CONTACT THE SEC
You can go to the EDGAR database on the SEC’s web site at www.sec.gov to view these and other documents that Sit Mutual Funds has filed electronically with the SEC.
You can also receive copies of this information for a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
1940 Investment Company Act File Nos.:
Sit Mid Cap Growth Fund, Inc. 811‑03342
Sit Large Cap Growth Fund, Inc. 811‑03343
Sit Mutual Funds, Inc. 811‑06373
EquityFundsStatPro11‑1‑26

Sit Mutual Funds Page 64

Part B

STATEMENT OF ADDITIONAL INFORMATION

Sit Balanced Fund

SIBAX

Sit Dividend Growth Fund

Class I – SDVGX

Class S – SDVSX

Sit Global Dividend Growth Fund

Class I – GDGIX

Class S – GDGSX

Sit Large Cap Growth Fund

SNIGX

Sit Multi Cap Growth Fund

(formerly Sit Mid Cap Growth Fund)

NBNGX

Sit ESG Growth Fund

Class I – IESGX

Class S – SESGX

Sit Opportunity Dividend Growth Fund

(formerly Sit Small Cap Dividend Growth Fund)

Class I – SSCDX

Class S – SDFSX

Sit International Growth Fund

SNGRX

Sit Opportunity Growth Fund

(formerly Sit Small Cap Growth Fund)

SSMGX

Sit Developing Markets Growth Fund

SDMGX

3300 IDS Center, 80 South Eighth Street

Minneapolis, Minnesota 55402

www.sitfunds.com; info@sitinvest.com | 800-332-5580; 612-334-5888

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Funds’ Prospectus (the “Prospectus”). The audited financial statements of the Funds are incorporated into this Statement of Additional Information by reference to the Funds’ annual financial statements for the fiscal year ended June 30, 2026, as filed with the U.S. Securities and Exchange Commission (the “SEC”) on Form N-CSR, Item 7 (the “Financial Statements”). Copies of the Funds’ Prospectus and/or Financial Statements may be obtained from the Funds without charge by contacting the Funds by telephone at 612-334-5888 or 800-332-5580, by mail at 3300 IDS Center, 80 S. Eighth Street, Minneapolis, Minnesota 55402, by visiting the Funds’ website at www.sitfunds.com, or by visiting the SEC’s website at www.sec.gov. This Statement of Additional Information is dated November 1, 2026, and is to be used with the Funds’ Prospectus dated November 1, 2026.

FUND BACKGROUND

Sit Mutual Funds are a family of 14 no-load funds managed by Sit Investment Associates, Inc. (the “Adviser” or “SIA”). This Statement of Additional Information contains information pertaining to the ten stock funds, which are: Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Opportunity Dividend Growth Fund (formerly Sit Small Cap Dividend Growth Fund), Sit ESG Growth Fund, Sit Large Cap Growth Fund, Sit Multi Cap Growth Fund (formerly Sit Mid Cap Growth Fund), Sit International Growth Fund, Sit Opportunity Growth Fund (formerly Sit Small Cap Growth Fund), and Sit Developing Markets Growth Fund (each a “Fund” and collectively, the “Funds”). Each Fund currently offers its shares in one share class except the Dividend Growth, Global Dividend Growth, Opportunity Dividend Growth, and ESG Growth Funds, which offer their shares in two classes (Class I and Class S). Class S Shares are subject to a 12b-1 distribution fee.

Each of the Funds (or the corporate issuer of their shares) is organized as a Minnesota corporation. The Sit Large Cap Growth Fund was incorporated on July 14, 1981. The Sit Mid Cap Growth Fund, Inc. is the corporate issuer of Sit Multi Cap Growth Fund and was incorporated on July 14, 1981. Sit Mutual Funds, Inc. is the corporate issuer of the other eight stock funds and was incorporated on July 30, 1991. The other four funds within the Sit Mutual Fund family are bond funds and are described in a separate Prospectus and Statement of Additional Information.

The Sit Mutual Funds consist of the following corporate issuers and mutual funds:

Corporate Issuer	Mutual Fund
Sit Mid Cap Growth Fund, Inc.	Sit Multi Cap Growth Fund (formerly Sit Mid Cap Growth Fund)
Sit Large Cap Growth Fund, Inc.	Sit Large Cap Growth Fund
Sit Mutual Funds, Inc.

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Opportunity Growth Fund (Series D)

  (formerly Sit Small Cap Growth Fund)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

Sit Opportunity Dividend Growth Fund (Series I)

  (formerly Sit Small Cap Dividend Growth Fund)

Sit ESG Growth Fund (Series J)

Sit U.S. Government Securities Fund, Inc.	Sit U.S. Government Securities Fund
Sit Mutual Funds II, Inc.	Sit Tax-Free Income Fund (Series A) Sit Minnesota Tax-Free Income Fund (Series B) Sit Quality Income Fund (Series E)

The Funds are open-ended funds and operate as diversified management investment companies, as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940” or “1940 Act”). A “diversified” investment company means a company which meets the following requirements: At least 75% of the value of the company’s total assets is represented by cash and cash items (including receivables), “Government Securities,” securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. “Government Securities” means securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or certificates of deposit for any of the foregoing.

ADDITIONAL INVESTMENT RESTRICTIONS

The investment objectives and investment strategies of the Funds are set forth in the Prospectus under “Summary Information About the Funds.” Set forth below are the fundamental investment restrictions and policies applicable to each Fund, followed by the non-fundamental investment restrictions and policies. Those restrictions and policies designated as fundamental may not be changed without shareholder approval. Shareholder approval, as defined in the 1940 Act, means the lesser of the vote of (a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. A percentage limitation must be met at the time of investment and a later deviation resulting from a change in values or net assets will not be a violation.

Pursuant to Rule 35d-1 of the 1940 Act, each Fund with a name suggesting the types of securities in which it will invest (including Large Cap Growth Fund, Multi Cap Growth Fund, ESG Growth Fund, Opportunity Growth Fund, Dividend Growth Fund, Developing Markets Growth Fund, Opportunity Dividend Growth Fund, Global Dividend Growth Fund, and International Growth Fund) has a non-fundamental policy requiring the Fund, under normal market conditions, to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in the types of securities suggested by the Fund’s name. The Balanced Fund does not have this non-fundamental policy. The Funds subject to this non-fundamental policy have adopted policies to provide shareholders with at least 60 days prior notice of any change in this policy. Any such notice will be provided in plain English in a separate written document and will contain the following prominent statement, or a similar clear and understandable statement, in bold-faced type: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separately from other communications to investors.

Balanced Fund

The Fund is subject to the following fundamental investment restrictions. The Fund will not:

1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33 1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Underwrite the securities of other issuers;
6.	Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund’s total net assets;
7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8.	Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as discussed herein; or
9.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The following investment restrictions of the Fund are not fundamental. The Fund will not:

1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the SEC;

3.

Purchase or retain securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

4.

Invest more than 10% of its net assets in securities of issuers which, with their predecessors, have a record of less than three years continuous operation. Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years;

5.	Invest for the purpose of exercising control or management;
6.	Enter into reverse repurchase agreements;
7.	Invest more than 15% of its net assets collectively in all types of illiquid securities;

8.	Invest in more than 10% of the outstanding voting securities of any one issuer;
9.

Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund’s net assets;

10.

Invest more than 5% of the Fund’s net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

11.	Pledge, mortgage, hypothecate or otherwise encumber the Fund’s assets except to the extent necessary to secure permitted borrowings;
12.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
13.	Purchase put and call options if the aggregate premiums paid for such options would exceed 10% of the Fund’s total assets;
14.	Invest more than 25% of the fixed-income portion of its portfolio in debt securities that are rated below investment-grade;
15.

Invest less than 35% or more than 65% of its net assets in equity securities and will not invest less than 35% or more than 65% of its net assets in fixed-income securities, under normal circumstances;

16.	Invest less than 25% of the fixed-income portion of its portfolio in fixed-income senior securities; or
17.

Invest more than 20% of its assets in foreign government securities or equity securities of foreign issuers that are either listed on a U.S. or Toronto stock exchange or represented by American Depository Receipts.

Dividend Growth Fund

The Fund is subject to the following fundamental investment restrictions. The Fund will not:

1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities that are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33 1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Underwrite the securities of other issuers;
6.

Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments, and not in excess of 33 1/3% of the Fund’s total net assets at the time of such borrowing. In the event that the principal amount of the Fund’s borrowing at any time exceeds 33 1/3% of the Fund’s total net assets, the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowing to an amount not in excess of 33 1/3% of the Fund’s total net assets;

7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or
9.

Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted temporarily in emergency or extraordinary situations as permitted within the Fund’s investment restrictions.

The following investment restrictions of the Fund are not fundamental. The Fund will not:

1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.	Invest for the purpose of exercising control or management;
3.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
4.	Pledge, mortgage, hypothecate or otherwise encumber either Fund’s assets except to the extent necessary to secure the permitted borrowings;
5.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the SEC;

6.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
7.	Purchase put and call options if the aggregate premiums paid for such options would exceed 5% of the Fund’s total assets;
8.	Invest more than 20% of its assets in equity securities of foreign issuers; or
9.

Invest, under normal circumstances, less than 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of dividend growth companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the S&P 500® Index during the past 12 months.

Global Dividend Growth Fund

The Fund is subject to the following fundamental investment restrictions. The Fund will not:

1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities that are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33 1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Underwrite the securities of other issuers;
6.

Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments, and not in excess of 33 1/3% of the Fund’s total net assets at the time of such borrowing. In the event that the principal amount of the Fund’s borrowing at any time exceeds 33 1/3% of the Fund’s total net assets, the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowing to an amount not in excess of 33 1/3% of the Fund’s total net assets;

7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or
9.

Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted temporarily in emergency or extraordinary situations as permitted within the Fund’s investment restrictions.

The following investment restrictions of the Fund are not fundamental. The Fund will not:

1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.	Invest for the purpose of exercising control or management;
3.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
4.	Pledge, mortgage, hypothecate or otherwise encumber either Fund’s assets except to the extent necessary to secure the permitted borrowings;
5.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the SEC;

6.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
7.	Purchase put and call options if the aggregate premiums paid for such options would exceed 5% of the Fund’s net assets; or
8.

Invest, under normal circumstances, less than 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of dividend growth companies that that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI World Index during the past 12 months.

Opportunity Dividend Growth Fund (formerly Small Cap Dividend Growth Fund)

The Fund is subject to the following fundamental investment restrictions. The Fund will not:

1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities that are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33 1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Underwrite the securities of other issuers;
6.

Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments, and not in excess of 33 1/3% of the Fund’s total net assets at the time of such borrowing;

7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or
9.

Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted temporarily in emergency or extraordinary situations as permitted within the Fund’s investment restrictions.

The following investment restrictions of the Fund are not fundamental. The Fund will not:

1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.	Invest for the purpose of exercising control or management;
3.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
4.	Pledge, mortgage, hypothecate or otherwise encumber either Fund’s assets except to the extent necessary to secure the permitted borrowings;
5.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the SEC;

6.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
7.	Purchase put and call options if the aggregate premiums paid for such options would exceed 5% of the Fund’s net assets;
8.	Invest more than 20% of its assets in equity securities of foreign issuers; or
9.

Invest, under normal circumstances, less than 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of companies the Adviser determines exhibits dividend growth characteristics, which it defines as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell 2000® Index during the past 12 months.

ESG Growth Fund

The Fund is subject to the following fundamental investment restrictions. The Fund will not:

1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities that are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-

dealers, banks and other institutions in an amount not to exceed 33 1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;
5.	Underwrite the securities of other issuers;
6.

Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments, and not in excess of 33 1/3% of the Fund’s total net assets at the time of such borrowing;

7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or
9.

Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted temporarily in emergency or extraordinary situations as permitted within the Fund’s investment restrictions.

The following investment restrictions of the Fund are not fundamental. The Fund will not:

1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.	Invest for the purpose of exercising control or management;
3.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
4.	Pledge, mortgage, hypothecate or otherwise encumber either Fund’s assets except to the extent necessary to secure the permitted borrowings;
5.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the SEC;

6.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options; or
7.	Purchase put and call options if the aggregate premiums paid for such options would exceed 5% of the Fund’s net assets;
8.

Invest, under normal circumstances, less than 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of growth companies that have strong environmental, social and corporate governance (ESG) practices which the Adviser defines as companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI World Index during the past 12 months.

Large Cap Growth Fund and Multi Cap Growth Fund (formerly Mid Cap Growth Fund)

The Large Cap Growth Fund and Multi Cap Growth Fund are subject to the following fundamental investment restrictions. The Funds will not:

1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.

Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund’s net assets;

3.	Invest more than 10% of the Fund’s net assets in securities of companies which have (with their predecessors) a record of less than five years continuous operation;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33 1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund’s total net assets;
6.

Invest more than 5% of the Fund’s net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

7.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
8.

Concentrate more than 25% of its net assets in any one industry, provided that (a) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and (b) utility companies will be classified according to their services, for example, water, gas, electric and communications, and each will be considered a separate industry;

9.

Purchase or retain the securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

10.	Invest for the purpose of controlling management of any company;
11.

Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by interests in real estate and in securities of companies which invest or deal in real estate;

12.	Invest in exploration or development for oil, gas or other minerals, although it may invest in the securities of issuers which deal in or sponsor such activities;
13.	Underwrite the securities of other issuers;
14.	Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as discussed herein;
15.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or
16.	Invest more than 15% of its net assets collectively in all types of illiquid securities.

The following investment restrictions of the Funds are not fundamental and may be changed by the Boards of Directors of the Funds. Each Fund will not:

1.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
2.	Purchase put and call options if the aggregate premiums paid for such options would exceed 5% of the Fund’s net assets;
3.	Pledge, mortgage, hypothecate, or otherwise encumber the Fund’s assets except to the extent necessary to secure permitted borrowings;
4.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Funds and/or the Adviser by the SEC; or

5.	Invest more than 20% of its assets in equity securities of foreign issuers that are either listed on a U.S. or Toronto stock exchange or represented by American Depository Receipts.
6.

Large Cap Growth Fund only: The Fund will not invest, under normal circumstances, less than 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies with market capitalization that falls within the capitalization range of companies appearing in the Russell 1000® Growth Index and have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell 1000® Growth Index during the past 12 months.

7.

Multi Cap Growth Fund only: The Fund will not invest, under normal circumstances, less than 80% of its net assets plus the amount of any borrowings for investment purposes in growth companies of any capitalization size and have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell Midcap® Growth Index during the past 12 months.

International Growth Fund

The Fund is subject to the following fundamental investment restrictions. The Fund will not:

1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.

Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund’s net assets;

3.	Invest more than 5% of the Fund’s net assets in securities of companies which have (with their predecessors) a record of less than three years continuous operation;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33 1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund’s total net assets;

6.

Invest more than 5% of the Fund’s net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York Stock Exchange, American Stock Exchange or a recognized foreign exchange. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

7.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
8.

Concentrate more than 25% of its net assets in any one industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

9.

Purchase or retain the securities of any issuer if, to the Fund’s knowledge, those holdings of all officers and directors of the Fund or its affiliates, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

10.	Invest for the purpose of controlling management of any company;
11.	Invest in commodities or commodity futures contracts provided, however, that the entering into of a foreign currency contract shall not be prohibited by this restriction;
12.

Invest in real estate or limited partnerships with assets invested in real estate, although the Fund may invest in securities which are secured by interests in real estate and in securities of companies which invest or deal in real estate;

13.	Invest in exploration or development for oil, gas or other minerals, although it may invest in the securities of issuers which deal in or sponsor such activities;
14.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
15.	Underwrite the securities of other issuers;
16.	Modify the Fund’s investment objective; or
17.	Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as discussed herein.

The following investment restrictions of the Fund are not fundamental. The Fund will not:

1.

Pledge, mortgage, hypothecate or otherwise encumber the Fund’s assets in an amount exceeding the amount of the borrowing secured thereby except to the extent necessary to secure permitted borrowings; or

2.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the SEC;

3.

Invest, under normal circumstances, less than 90% of its net assets in common stocks of companies domiciled outside the United States or have significant economic exposure to non-United States markets; or

4.

Invest, under normal circumstances, less than 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of growth companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI EAFE Index during the past 12 months.

Opportunity Growth Fund (formerly Small Cap Growth Fund)

The Fund is subject to the following fundamental investment restrictions. The Fund will not:

1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33 1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Underwrite the securities of other issuers;
6.	Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund’s total net assets;
7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or

9.	Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as discussed herein.

The following investment restrictions of the Fund are not fundamental. The Fund will not:

1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the SEC;

3.

Purchase or retain securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

4.

Invest more than 10% of its net assets in securities of issuers which, with their predecessors, have a record of less than three years continuous operation. Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years;

5.	Invest for the purpose of exercising control or management;
6.	Enter into reverse repurchase agreements;
7.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
8.	Invest in more than 10% of the outstanding voting securities of any one issuer;
9.

Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund’s net assets;

10.

Invest more than 5% of the Fund’s net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

11.	Pledge, mortgage, hypothecate or otherwise encumber the Fund’s assets except to the extent necessary to secure permitted borrowings;
12.	Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
13.	Purchase put and call options if the aggregate premiums paid for such options would exceed 5% of the Fund’s net assets;
14.	Invest more than 20% of its assets in equity securities of foreign issuers that are either listed on a U.S. or Toronto stock exchange or represented by American Depository Receipts; or
15.

Invest, under normal circumstances, less than 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of growth companies that exhibit sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell 2000® Growth Index within the previous 12 months.

Developing Markets Growth Fund

The Fund is subject to the following restrictions which are fundamental. The Fund will not:

1.

Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities), if as a result, more than 5% of the Fund’s net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund’s net assets;

2.	Purchase or sell commodities or commodity contracts, provided that this restriction does not apply to financial futures contracts or options thereon;
3.	Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;
4.

Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33 1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

5.	Underwrite the securities of other issuers;
6.	Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund’s total net assets;
7.	Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;

8.	Invest 25% or more of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or
9.	Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as discussed herein.

The following investment restrictions of the Fund are not fundamental and may be changed by the Boards of Directors of the Fund. The Fund will not:

1.	Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.

Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except (a) as part of a merger, consolidation, acquisition, or reorganization or (b) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the SEC;

3.

Purchase or retain the securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;

4.	Invest more than 5% of its net assets in securities of companies which have (with their predecessors) a record of less than three years’ continuous operation;
5.	Invest for the purpose of exercising control or management;
6.

Invest more than 5% of the Fund’s net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York Stock Exchange, American Stock Exchange or a recognized foreign exchange. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;

7.	Enter into reverse repurchase agreements;
8.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
9.

Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. All debt securities and all preferred stocks are considered as one class. This restriction is limited to 75% of the Fund’s net assets;

10.	Pledge, mortgage, hypothecate or otherwise encumber the Fund’s assets except to the extent necessary to secure permitted borrowings; or
11.

Invest, under normal circumstances, less than 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of growth companies (i) domiciled or operating in a developing market, defined as countries not part of the MSCI Developed Market Indexes, and (ii) that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI Emerging Markets Index during the past 12 months.

COUNTRIES IN WHICH THE FUNDS MIGHT INVEST

Each of the Large Cap Growth Fund, Multi Cap Growth Fund, Opportunity Growth Fund, Balanced Fund, Dividend Growth Fund, Opportunity Dividend Growth Fund, and ESG Growth Fund may invest up to 20% of its assets in equity securities of foreign issuers. The Funds above may invest in issuers from the foreign countries listed below. The Funds are not obligated to invest in and are not limited to issuers from such countries. Large Cap Growth Fund, Multi Cap Growth Fund, Opportunity Growth Fund, ESG Growth Fund, and Balanced Fund are limited to investing in foreign issuers that are either listed on the U.S. or Toronto stock exchange or represented by American Depository Receipts.

Pacific Basin:	Australia	China	Hong Kong	Japan	New Zealand	Singapore
	South Korea	Taiwan

Europe:	Austria	Belgium	Czech Republic	Denmark	Finland	France
	Germany	Greece	Ireland	Italy	Luxembourg	Netherlands
	Norway	Portugal	Spain	Sweden	Switzerland	United Kingdom

Other:	Argentina	Bermuda	Brazil	Canada	Israel	India
Mexico

COUNTRIES IN WHICH THE GLOBAL DIVIDEND GROWTH FUND MIGHT INVEST

In addition to the United States, the Global Dividend Growth Fund will seek investments in the countries listed below. The Fund is not obligated and may not invest in all the countries listed; moreover the Fund may invest in countries other than those listed below, when such investments are consistent with the Fund’s investment objective and policies.

Pacific Basin:	Australia	China	Hong Kong	Japan	New Zealand	Singapore
	South Korea	Taiwan

Europe:	Austria	Belgium	Czech Republic	Denmark	Finland	France
	Germany	Greece	Ireland	Italy	Luxembourg	Netherlands
	Norway	Portugal	Spain	Sweden	Switzerland	United Kingdom

Other:	Argentina	Bermuda	Brazil	Canada	Israel	India
Mexico

Under exceptional economic or market conditions abroad, the Fund may temporarily invest all or a major portion of its assets in United States Government obligations or high grade debt obligations of companies incorporated in or having their principal activities in the United States.

The Fund’s management anticipates that, from time to time, the Fund may have more than 25% of its assets invested in securities of companies and concerns domiciled in the countries of Japan, the United Kingdom and/or Germany. These are among the leading industrial economies outside the United States and the values of their stock markets account for a significant portion of the value of international markets. A discussion of the economies of such countries is set forth following the section below titled, “Countries In Which The International Growth Fund Might Invest.”

COUNTRIES IN WHICH THE INTERNATIONAL GROWTH FUND MIGHT INVEST

The International Growth Fund will seek investments in the countries listed below. The Fund is not obligated and may not invest in all the countries listed; moreover the Fund may invest in countries other than those listed below, when such investments are consistent with the Fund’s investment objective and policies.

Pacific Basin:	Australia	China	Hong Kong	Indonesia	Japan	Malaysia
	New Zealand	Philippines	Singapore	South Korea	Taiwan	Thailand

Europe:	Austria	Belgium	Czech Republic	Denmark	Finland	France
	Germany	Greece	Hungary +	Ireland	Italy	Luxembourg
	Netherlands	Norway	Poland	Portugal	Spain	Sweden
	Switzerland	United Kingdom

Other:	Argentina	Bermuda	Brazil	Canada	Chile	India
	Mexico	Peru	South Africa	Turkey	Venezuela	Israel

+

Indicates countries in which the Fund effectively may invest primarily through investment funds. Such investments are subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies. See “Additional Investment Restrictions”.

Under exceptional economic or market conditions abroad, the Fund may temporarily invest all or a major portion of its assets in United States Government obligations or high grade debt obligations of companies incorporated in or having their principal activities in the United States.

The Fund’s management anticipates that, from time to time, the Fund may have more than 25% of its assets invested in securities of companies and concerns domiciled in the countries of Japan, the United Kingdom and/or Germany. These are among the leading industrial economies outside the United States and the values of their stock markets account for a significant portion of the value of international markets. A discussion of the economies of such countries is set forth below.

Japan. Japan is organized politically as a democratic, parliamentary republic and has a population of approximately 127 million people. The Japanese economy is heavily industrial and export oriented, and is especially sensitive to trade barriers and disputes. Japan is dependent upon foreign economies for raw materials.

The Japanese securities markets are generally less regulated than the U.S. markets. Japan has eight stock exchanges located throughout the country, but the majority of all trading is conducted on the Tokyo Stock Exchange. Prices of stocks listed on the Japanese stock exchange are quoted continuously during regular business hours. Trading commissions are at fixed scale rates that vary by the type and the value of the transaction, but can be negotiable for large transactions.

United Kingdom of Great Britain and Northern Ireland. The United Kingdom of Great Britain and Northern Ireland (“U.K.”) is a constitutional monarchy and consists of England, Scotland, Wales and Northern Ireland. The population of the U.K. is approximately 67 million people. Industry in the U.K. is predominantly owned in the private sector.

The U.K. has a centralized screen-based trading system located in London, with separate operating facilities located in Belfast, Birmingham, Bristol, Dublin, Glasgow, Liverpool and Manchester. Stock exchange commission rates are negotiable and stock exchange membership is available to limited companies and to nonresidents of the U.K. The Financial Services Act (the “FSA”) created a regulatory body known as the Securities and Investments Board (the “SIB”), which has the power to delegate certain of its functions to various “self-regulatory organizations”, of which the London Stock Exchange is one. Under the FSA structure, the London Stock Exchange is largely self-regulating. Stock prices are continuously quoted during business hours of the London Stock Exchange. Trading commissions in the U.K. are negotiable.

European Markets. Each Fund may invest in European companies, and the Global Dividend Growth Fund may from time to time invest more than 25% of its assets in companies in the United Kingdom and/or Germany. Ongoing concerns regarding sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (the “EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Recent events, such as rising inflation, ongoing geopolitical tensions, and energy supply disruptions, have contributed to heightened uncertainty in European Markets and may further impact the stability of the Eurozone. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro-denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

The Federal Republic of Germany. The Federal Republic of Germany (“Germany”) is a federated republic with a population of approximately 84 million people and a democratic parliamentary form of government. The German economy is organized primarily on the basis of private sector ownership, with the state exerting major influence through ownership only in certain sectors, including transportation, communication and energy. Industrial activity makes the largest contribution to the German gross national product. Historically the German economy has been strongly export oriented and therefore relies heavily on trade with key trading partners, including the Netherlands, China, the U.S., the United Kingdom, France, Italy and other European countries. Germany is dependent on the economies of these other countries, and a decline in the price or demand for German exports may have an adverse impact on its economy. Recently, new concerns have emerged in relation to the economic health of the European Union, which have led to downward pressure on the earnings of certain financial institutions, including German financial services companies.

COUNTRIES IN WHICH THE DEVELOPING MARKETS GROWTH FUND MIGHT INVEST

The Fund defines “developing markets” as those countries that have “emerging stock markets” as defined by Morgan Stanley Capital International Inc. Countries currently not considered as having “developing markets” include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The countries in which the Fund may seek to invest include those listed below and, unless otherwise prohibited herein, the countries listed as potential investments for the International Growth Fund as well. The Fund is not obligated and may not invest in all the countries listed; moreover the Fund may invest in countries other than those listed below, when such investments are consistent with the Fund’s investment objectives and policies. The Fund will also not seek to diversify investments among geographic regions or levels of economic development in any particular country.

Pacific Basin:	Bangladesh	China	Hong Kong	India+	Indonesia	Malaysia
	Pakistan	Philippines	South Korea	Sri Lanka	Singapore
	Taiwan	Thailand	Vietnam +

Europe:	Austria	Czech Rep.	Hungary +	Luxembourg	Poland	United Kingdom

Latin America:	Argentina	Barbados	Belize	Bolivia	Brazil	Chile
	Colombia	Costa Rica	Ecuador	Jamaica	Mexico	Panama
	Paraguay	Peru	Trinidad/Tobago	Uruguay	Venezuela

Africa:	Botswana	Egypt	Ghana+	Ivory Coast +	Kenya +	Mauritius +
	Morocco	Namibia +	Nigeria	South Africa	Eswatini +	Tunisia
Zimbabwe

Other:	Australia	Bermuda	Cyprus +	Israel	Jordan	Kuwait +
	Russia	Turkey

+

Indicates countries in which the Fund effectively may invest primarily through investment funds. Such investments are subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies. See “Additional Investment Restrictions”.

Under exceptional economic or market conditions abroad, the Fund may temporarily invest all or a major portion of its assets in United States Government obligations or high grade debt obligations of companies incorporated in or having their principal activities in the United States.

Developing Markets Debt Securities. The Fund also may invest in certain debt securities issued by the governments of developing market countries that are or may be eligible for conversion into investments in developing market companies under debt conversion programs sponsored by such governments. To the extent such debt securities are convertible to equity securities, they are considered by the Fund to be equity derivative securities. Debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits and bankers’ acceptances) may offer opportunities for long-term capital appreciation. The Fund will only invest in debt securities rated at least C by Moody’s Investors Service,

Inc. (“Moody’s”) or S&P Global Ratings (“S&P”) at the time of purchase or, if unrated, of comparable quality as determined by the Adviser. The Fund will not invest more than 5% of its total assets in debt securities rated Baa or lower by Moody’s or BBB or lower by S&P at the time of purchase or, if unrated, of comparable quality as determined by the Adviser. Debt securities rated Baa or BBB may have some speculative elements. Debt securities rated C are regarded as having predominantly speculative characteristics. Subject to the above limitations, it is likely that a portion of the debt securities in which the Fund will invest may be unrated. Subsequent to their purchase, particular securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund’s portfolio, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold the security.

SPECIAL RISKS FOR INTERNATIONAL INVESTING

The Global Dividend Growth Fund has no limit to the percentage of the Fund’s net assets that may be invested in securities of issuers outside the United States; however, the Adviser currently intends to invest no more than 70% of the Fund’s net assets in securities of issuers outside the United States. The International Growth Fund will invest at least 90% of its net assets in securities of issuers outside the United States; the Developing Markets Growth Fund will invest at least 80% of its net assets in securities of issuers outside the United States, in a developing market; and each of the Large Cap Growth Fund, Multi Cap Growth Fund, Opportunity Growth Fund, Balanced Fund, Dividend Growth Fund, Opportunity Dividend Growth Fund, and ESG Growth Fund may invest up to 20% of its net assets in securities of issuers outside the United States. The foreign securities these Funds may purchase are subject to risks not typically associated with domestic investing.

Corporate Disclosure Standards and Government Regulation

Non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. Thus, there may be less available information concerning non-U.S. issuers of securities held by the Funds than is available concerning U.S. companies.

Market Characteristics

Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, securities of companies traded in many countries outside the U.S., particularly those of emerging countries, may be subject to further risks due to the inexperience of financial intermediaries, the possibility of permanent or temporary termination of trading and greater spreads between bid and ask prices for securities in such markets. Non-U.S. stock exchanges and brokers are subject to less governmental supervision and regulation than in the U.S. and non-U.S. stock exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, non-U.S. stock exchange transactions may be subject to difficulties associated with the settlement of such transactions. Such settlement difficulties may result in delays in reinvestment. The Adviser will consider such difficulties when determining the allocation of the Funds’ assets, although the Funds do not believe that such difficulties will materially adversely affect their portfolio trading activities.

Investments in companies in developing market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain developing market countries may be slowed or reversed by unanticipated political or social events in such countries.

Currency Fluctuations

The value of the Funds’ portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Funds have invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Funds’ holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Funds’ net asset value and net investment income, and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Funds.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States and other economic and financial conditions affecting the world economy.

The Funds endeavor to buy and sell foreign currencies on favorable terms. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Funds’ investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

While transactions in forward currency contracts, options, futures contracts and options on futures contracts (i.e., “hedging positions”) may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Funds may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Funds than if they had not entered into any hedging positions. In the event of an imperfect correlation between a hedging position and portfolio position that is intended to be protected, the desired protection may not be obtained and the Funds may be exposed to risk of financial loss.

Perfect correlation between the Funds’ hedging positions and portfolio positions may be difficult to achieve because hedging instruments in most developing market countries are not yet available. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Foreign Taxation

The Funds’ interest and dividend income from foreign issuers may be subject to non-U.S. withholding taxes. The Funds also may be subject to taxes on trading profits in some countries. In addition, many of the countries in the Pacific Basin have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in any country imposing such taxes. For United States tax purposes, United States shareholders may be entitled to a credit or deduction to the extent of any foreign income taxes paid by the Fund. For additional tax information, please see section entitled, “Taxes” on page 50.

Investment and Repatriation Restrictions

Several of the countries in which the Funds may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitations on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries and the Funds intend to invest only through the purchase of shares of investment funds or investment companies organized under the laws of such countries.

ADDITIONAL INVESTMENT POLICIES & RISKS

Artificial Intelligence

The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence (collectively, “AI Technologies”), may adversely impact markets, the overall performance of the Funds’ investments, or the services provided to a Fund by its service providers (including, without limitation, the Adviser, fund accountant, custodian, or transfer agent). For example, issuers in which a Fund invests and/or service providers to the Funds may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Funds, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI. Actual usage of AI Technologies by the Funds’ service providers and issuers in which the Funds invest will vary. As AI Technologies are used more widely, the profitability and growth of a Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Funds.

Natural Disasters, Adverse Weather Conditions, and Climate Change

Certain areas of the world may be exposed to adverse weather conditions, such as major natural disasters and other extreme weather events, including hurricanes, earthquakes, typhoons, floods, tidal waves, tsunamis, volcanic eruptions, wildfires, droughts, windstorms, coastal storm surges, heat waves, and rising sea levels, among others. Some countries and regions may not have the infrastructure or resources to respond to natural disasters, making them more economically sensitive to environmental events. Such disasters, and the resulting damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability to conduct business in the manner normally conducted. This risk may be greater for the Funds’ investments in developing market countries. Climate change, which is the result of a change in global or regional climate patterns, may increase the frequency and intensity of such adverse weather conditions, resulting in increased economic impact, and may post long-term risks to the Fund’s investments. The future impact of climate change is difficult to predict but may include changes in demand for certain goods and services, supply chain disruption, changes in production costs, increased legislation, regulation, international accords and compliance-related costs, changes in property and security values, availability of natural resources and displacements of peoples. Legal, technological, political and scientific developments regarding climate change may create new opportunities or risks. These developments may create demand for new products or services, including, but not limited to, increased demand for goods that result in lower emissions, increased demand for generation and transmission of energy from alternative energy sources and increased competition to develop innovative new products and technologies. These developments may also decrease demand for existing products or services, including, but not limited to, decreased demand for goods that produce significant greenhouse gas emissions and decreased demand for services related to carbon based energy sources, such as drilling services or equipment maintenance services.

Common and Preferred Stocks

Each Fund may invest in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Convertible Securities

Each Fund may invest in debt or preferred stock convertible into or exchangeable for common stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Certain convertibles combine higher or lower current income with options and other features.

Warrants or Rights

Each Fund other than the Dividend Growth Fund and the Global Dividend Growth Fund may acquire warrants or rights in connection with other securities or separately. Investments in warrants or rights are limited to 5% of total assets for Large Cap Growth Fund, Multi Cap Growth Fund, Balanced Fund, International Growth Fund, Opportunity Growth Fund, Developing Markets Growth Fund, Opportunity Dividend Growth Fund, and ESG Growth Fund. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally two or more years). Warrants or rights acquired in units or attached to securities will be deemed to be without value for purposes of International Growth Fund’s and Developing Markets Growth Fund’s 5% restriction.

Commercial Paper

Short-term debt instruments purchased by the Funds consist of commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

The commercial paper purchased by the Funds will consist only of direct obligations which, at the time of purchase, are (a) rated P-1 by Moody’s or A-1 by S&P, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated Aa or higher by Moody’s or AA or higher by S&P.

Bank Obligations

Bank money instruments in which the Funds may invest include certificates of deposit, including variable rate certificates of deposit, bankers’ acceptances and time deposits. “Bank” includes commercial banks, savings banks and savings and loan associations. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals (“coupon dates”), based upon a specified market rate, which is tied to the then prevailing certificate of deposit rate, with some premium paid because of the longer final maturity date of the variable rate certificate of deposit. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Variable rate certificates of deposit normally carry a higher interest rate than fixed rate certificates of deposit with shorter maturities, because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the investor’s money for a longer period of time. Variable rate certificates of deposit can be sold in the secondary market. In addition, banks or dealers frequently sell variable rate certificates of deposit and simultaneously agree, either formally or informally, to repurchase such certificates, at the option of the purchaser of the certificate, at par on the coupon dates. In connection with the Fund’s purchase of variable rate certificates of deposit, it may enter into formal or informal agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund’s option. If the agreement to repurchase is informal, there can be no assurance that the Fund would always be able to resell such certificates. When a repurchase agreement is entered into, a Fund typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. With respect to variable rate certificates of deposit maturing in 180 days or less from the time of purchase with interest rates adjusted on a monthly cycle, the Balanced Fund uses the period remaining until the next rate adjustment date for purposes of determining the average weighted maturity of the fixed income portion of its portfolio. With respect to all variable rate instruments not meeting the foregoing criteria, the Balanced Fund uses the remaining period to maturity for purposes of determining the average weighted maturity of the fixed income portion of its portfolio until such time as the SEC has determined otherwise.

A banker’s acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Both domestic banks and foreign branches of domestic banks are subject to extensive, but different, governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, also play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. Since each Fund’s portfolio may contain securities of foreign banks and foreign branches of domestic banks, the Funds may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of domestic banks.

The Funds only purchase certificates of deposit from savings and loan institutions that are members of the Federal Home Loan Bank and are insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Such savings and loan associations are subject to regulation and examination. Unlike most savings accounts, certificates of deposit held by the Funds do not benefit materially from insurance from the Federal Deposit Insurance Corporation. Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and certificates of deposit of domestic banks purchased by the Funds are generally in applicable denominations far in excess of the dollar limitations on insurance coverage.

International Bank Obligations. For the purposes of the International Growth Fund’s, Developing Markets Growth Fund’s and Global Dividend Growth Fund’s investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Funds will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Funds. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

Obligations of, or Guaranteed by, U.S. Government

Each Fund may invest in obligations of the U.S. Government, its agencies or instrumentalities. Securities issued or guaranteed by the United States include a variety of Treasury securities, which differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued and/or guaranteed by agencies of the U.S. Government and various instrumentalities which have been established or sponsored by the U.S. Government may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Some of the government agencies which issue or guarantee securities which the Funds may purchase include the Department of Housing and Urban Development, the Department of Health and Human Services, the Government National Mortgage Association, the Farmers Home Administration, the Department of Transportation, the Department of Defense and the Department of Commerce. Instrumentalities which issue or guarantee securities include the Export-Import Bank, the Federal Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank, the Bank for Cooperatives, Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Depository Receipts

The Funds may hold securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receipts (“GDRs”) and other similar global instruments available in developing markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in United States securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of each Fund’s investment policies, the Fund’s investment in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted. Unsponsored ADRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the U.S. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored ADRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs.

Forward Foreign Currency Exchange Contracts

The Balanced Fund, International Growth Fund, Developing Markets Growth Fund and Global Dividend Growth Fund may enter into forward currency contracts to attempt to minimize the risk to the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date which is individually negotiated and privately traded by currency traders and their customers. A Fund may enter into a forward currency contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to “lock in” the U.S. dollar price of the security or dividend or interest payment. In addition, when the Adviser for International Growth and Developing Markets Growth Funds believes that a foreign currency or currencies may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency or related currencies that the Adviser feels demonstrate correlation in exchange rate movements (such a practice is called “cross-hedging”), or when the Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency or currencies, the Fund may enter into a forward contract to buy a foreign currency for a fixed dollar amount.

While these contracts are not presently regulated by the Commodity Futures Trading Commission (“CFTC”), the CFTC may in the future regulate forward currency contracts. In such event, the Funds’ ability to utilize forward currency contracts in the manner set forth above may be restricted. Forward currency contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Funds than if they had not engaged in such contracts. The Funds will generally not enter into forward foreign currency exchange contract with terms greater than one year. Please see “Regulation of Investment Company Use of Derivatives” below for additional information regarding the Fund’s use of derivatives.

Options – Puts and Calls

Large Cap Growth Fund, Multi Cap Growth Fund, Opportunity Growth Fund, Balanced Fund, Dividend Growth Fund, Global Dividend Growth Fund, Opportunity Dividend Growth Fund, International Growth Fund, and ESG Growth Fund may write exchange-traded call options on securities and may purchase and sell exchange-traded put and call options on securities written by others, or combinations of such options. All call options written by such Funds must be fully covered. Such Funds may not write put options. The aggregate cost of all outstanding options purchased and held by a Fund will at no time exceed 5% of the Fund’s total assets.

Developing Markets Growth Fund may write covered put and call options and purchase put and call options on securities or securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of Developing Markets Growth Fund. In addition, the Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. A Fund may write a call or, in the case of Developing Markets Growth Fund, a put option to generate income, and will do so only if the option is “covered.” This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if a Fund maintains liquid assets with value at least equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. If a Fund purchases a put or call option, any loss to the Fund is limited to the premium paid for, and transaction costs paid in connection with, the option. The use of options also involves the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

Please see “Regulation of Investment Company Use of Derivatives” below for additional information regarding the Fund’s use of derivatives.

When-Issued and Forward Commitment Securities

Each Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. The Funds will not accrue income on securities purchased on a forward commitment basis prior to their stated delivery date. At the time the Funds make the commitment to purchase securities on a when-issued or forward commitment basis, they will record the transaction and thereafter reflect the value of such securities in determining their net asset value. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the securities may not be delivered and that the Funds may incur a loss. A Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with Rule 18f-4. Furthermore, under Rule 18f-4, a Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. Settlements in the ordinary course of business, which may take substantially more than five business days for non-U.S. securities, are not treated by the Funds as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

Please see “Regulation of Investment Company Use of Derivatives” below for additional information regarding the Fund’s use of derivatives.

Repurchase Agreements

Each Fund is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which the Fund acquires the security (“collateral”) subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan pursuant to the 1940 Act. Each Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions. In investing in repurchase agreements, a Fund’s risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, the Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Fund~~s~~ could suffer a loss. In addition, a Fund may incur certain delays in obtaining direct ownership of the collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price. The Adviser will submit a list of recommended issuers of repurchase agreements and other short-term securities that it has reviewed for credit worthiness to the Funds’ directors at least quarterly for their approval.

Futures Contracts and Options on Futures Contracts

Balanced Fund, Dividend Growth Fund, Global Dividend Growth Fund, Opportunity Dividend Growth Fund, Opportunity Growth Fund, Developing Markets Growth Fund, and ESG Growth Fund may invest in futures contracts and options on futures contracts for the purpose of hedging (and not for speculative purposes). As a result of entering into futures contracts, no more than 5% of a Fund’s net assets may be committed to margin. Each such Fund may enter into interest rate futures, interest rate index futures, stock index futures, and options thereon. In addition, International Growth Fund may enter into foreign currency contracts.

Please see “Regulation of Investment Company Use of Derivatives” below for additional information regarding the Fund’s use of derivatives.

Description of Futures Contracts. A futures contract sale creates an obligation by a Fund, as seller, to deliver the type of financial instrument called for in the contract at a specified future time for a stated price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the underlying financial instrument at a specified future time for a stated price. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instrument, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the Fund is paid the difference and realizes a gain. If the price of the offsetting purchase exceeds the price of the initial sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Fund is required to maintain margin deposits with brokerage firms through which it enters into futures contracts. Margin balances will be adjusted at least weekly to reflect unrealized gains and losses on open contracts. In addition, the Fund will pay a commission on each contract, including offsetting transactions.

Futures contracts are traded only on commodity exchanges—known as “contract markets”— approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. The CFTC regulates trading activity on the exchanges pursuant to the Commodity Exchange Act. The principal exchanges are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. The staff of the CFTC has indicated that an entity such as the Fund would not be a “pool” if it traded commodity futures contracts solely for hedging purposes and not for speculation. Furthermore, the Fund is restricted to no more than 5% of its net assets being committed to margin on futures contracts and premiums for options on futures contracts, and therefore will not operate as a “pool” as that term is defined by the CFTC.

The Funds may use futures solely to hedge against anticipated interest rate, market or currency movements and not for speculation. The Funds presently could accomplish similar results to that which they hope to achieve through the use of futures contracts by purchasing or selling securities or currencies. For example, Balanced Fund could sell debt securities with long maturities and invest in debt securities with short maturities when interest rates are expected to increase, or conversely, sell short-term debt securities and invest in long-term debt securities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, such protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund~~s~~, through using futures contracts.

Description of Options on Futures Contracts. The Funds may purchase put and call options on futures contracts as a hedge against interest rate, market or currency movements, and will enter into closing transactions with respect to such options to terminate existing positions. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration dates of the option. A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period.

Risks of Futures Contracts. One risk in employing futures contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of market trends by the Adviser may still not result in a successful transaction.

Successful use of futures contracts by the Funds for hedging purposes is also subject to the Adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance, and the value of the underlying instruments held in a Fund’s portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. It is also possible that, if a Fund were to hedge against the possibility of a decline in the market and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). A Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

Another risk is that the Adviser would be incorrect in its expectation as to the extent of various interest rate, market, or currency movements or the time span within which the movements take place and other economic factors. For example, closing out an interest rate futures contract purchase at a loss because of higher interest rates will generally have one of two consequences depending on whether, at the time of closing out, the “yield curve” is normal (long-term rates exceeding short-term). If the yield curve is normal, it is possible that the Fund will still be engaged in a program of buying long-term securities. Thus, closing out the futures contract purchase at a loss will reduce the benefit of the reduced price of the securities purchased. If the yield curve is inverted, it is possible that the Fund will retain its investments in short-term securities earmarked for purchase of longer term securities. Thus, closing out at a loss will reduce the benefit of the incremental income that the Fund will experience by virtue of the high short-term rates. Although futures contracts are traded only on commodity exchanges, there can be no assurance that a liquid secondary market will exist for any particular future, and theoretically losses from investing in futures transactions are potentially unlimited.

Risks of Options on Futures Contracts. The use of options on futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The effective use of options strategies is dependent, among other things, upon the Fund’s ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although the Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Fund’s transactions involving options on futures contracts will be conducted only on recognized exchanges.

Although the Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of underlying securities or currencies.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspension or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Please see “Regulation of Investment Company Use of Derivatives” below for additional information regarding the Fund’s use of derivatives.

Illiquid Securities

Each Fund may invest up to 15% of its net assets in all forms of “illiquid securities.” An investment is generally deemed to be “illiquid” if it cannot be sold or disposed of in current market conditions within seven calendar days without the sale or disposition significantly changing the market value of the investment.

Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the “1933 Act”). Such securities generally have been considered illiquid by the staff of the SEC, since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act). Additionally, a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. As a fundamental policy, the Funds may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser to be liquid in accordance with standards established by the Funds’ Boards of Directors (collectively, the “Boards of Directors” or “Boards”). Under these standards, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

The Funds have adopted a Liquidity Risk Management Program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940. The Program establishes policies and procedures to comply with the requirements of Rule 22e-4, including the assessment, management and periodic review of liquidity risk; the classification, review and reporting of the liquidity of portfolio investments; the determination of a highly liquid investment minimum under certain circumstances; board oversight; and a limitation on illiquid securities.

Investment Companies

Each Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund, or the investment company in which a Fund invests, from the SEC. These securities include shares of other open-end investment companies (i.e., mutual funds), closed-end funds, exchange-traded funds (“ETFs”), unit investment trusts and business development companies.

Except with respect to funds structured as funds-of-funds or so-called master/feeder funds or other funds whose strategies otherwise allow such investments, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above.

Because these investment companies may invest in other securities, they are also subject to the risks associated with a variety of investment instruments as described in this Statement of Additional Information. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. As a shareholder of another investment company, a Fund would bear its proportionate share of the other investment company’s fees and expenses, and such indirect expenses would be in addition to the Fund’s direct fees and expenses. The Adviser considers these fees and expenses in its evaluation of an investment.

The SEC has adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Regulation of Investment Company Use of Derivatives

SEC Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”) regulates the ability of the Funds to enter into derivative transactions and other leveraged transactions and permits the Funds to enter into such transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act, provided that the Funds comply with the conditions of Rule 18f-4. The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and options. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions. Among other things, under Rule 18f-4, the Funds are prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that the Funds may enter into based on the value-at-risk (“VaR”) of the Funds inclusive of derivatives. Each Fund will generally satisfy the limits under the Derivatives Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or a Fund’s own portfolio absent derivatives holdings, as determined by the Funds’ derivatives risk manager. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments.

Rule 18f-4 prescribes specific value-at-risk (“VaR”) leverage limits for certain derivatives users. In addition, Rule 18f-4 requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4.

Each Fund currently relies on the limited derivatives user exception and, accordingly, is not subject to the full requirements of Rule 18f-4. Under the limited derivatives user exception, a Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets, subject to certain conditions. If a Fund’s derivatives exposure were to exceed this threshold, the Fund must promptly bring exposure below 10% or comply with the full requirements of Rule 18f-4, including adopting a derivatives risk management program administered by a derivatives risk manager and satisfying the VaR testing requirements. Under those requirements, a Fund would generally satisfy the VaR limits if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio” (the relative VaR test) or, if the derivatives risk manager determines that a designated reference portfolio would not be appropriate, if the VaR of its portfolio does not exceed 20% of its net assets (the absolute VaR test). The “designated reference portfolio” is a representative unleveraged index or a Fund’s own portfolio absent derivatives holdings, as determined by the Fund’s derivatives risk manager.

With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. Certain of the Funds are prohibited from entering into reverse repurchase agreements. See “Additional Investment Restrictions.”

Compliance with Rule 18f-4 may limit the Funds’ ability to use derivatives and certain other transactions, and the related limits and compliance costs could adversely affect the value or performance of the Funds. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect the Funds’ performance, efficiency in implementing their strategy, liquidity and/or ability to pursue its their investment objectives and may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Funds may engage in derivatives transactions could also limit or prevent the Funds from using certain instruments. The Funds have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

ADDITIONAL BALANCED FUND INVESTMENT POLICIES & RISKS

Mortgage-Backed Securities

The mortgage-backed securities in which the Balanced Fund may invest provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage banks, commercial banks and insurance companies. Pools of mortgage loans are assembled for sale to investors such as the Fund by various private, governmental and government-related organizations.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which consist of both interest and principal payments to the investor. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer, servicer, or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities, i.e., Government National Mortgage Association (“GNMA”) mortgage-backed securities are described as “modified pass-through.” These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

The principal government guarantor of mortgage-backed securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to issue mortgage pass-through securities and guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on loans originated by approved institutions and backed by pools of Federal Housing Administration (“FHA”)-insured or VA-guaranteed mortgages.

The Federal Home Loan Mortgage Corporation (“FHLMC”) also pools mortgage loans and issues pass-through securities. FHLMC is a government sponsored enterprise owned entirely by private stockholders and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates (“PCs”) which represent interest in mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal; however, PCs are not backed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association (“FNMA”) is a government sponsored enterprise owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage banks. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

The FHA was established by Congress in 1934 under the National Housing Act. A major purpose of the Act was to encourage the flow of private capital into residential financing on a protected basis. FHA is authorized to insure mortgage loans, primarily those related to residential housing. FHA does not make loans and does not plan or build housing. FHA Project Pools are pass-through securities representing undivided interests in pools of FHA-insured multi-family project mortgage loans.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of FNMA and FHLMC. The Fund cannot predict what legislation, if any, may be proposed in the future in Congress with regard to such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of government guaranteed mortgage-backed securities and the Fund’s liquidity and value.

There is risk that the U.S. Government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The Fund may purchase U.S. Government securities that are not backed by the full faith and credit of the United States, such as those issued by FNMA and FHLMC. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

The extreme and unprecedented volatility and disruption that impacted the capital and credit markets beginning in 2008 led to market concerns regarding the ability of FHLMC and FNMA to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 7, 2008, FHLMC and FNMA were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA assumed control of, and generally has the power to direct, the operations of FHLMC and FNMA, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to: (1) take over the assets of and operate FHLMC and FNMA with all the powers of the shareholders, the directors and the officers of FHLMC and FNMA and conduct all business of FHLMC and FNMA; (2) collect all obligations and money due to FHLMC and FNMA; (3) perform all functions of FHLMC and FNMA which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of FHLMC and FNMA; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator.

In connection with the actions taken by the FHFA, the U.S. Treasury has entered into certain preferred stock purchase agreements (“SPAs”) with each of FHLMC and FNMA, which establish the U.S. Treasury as the holder of a new class of senior preferred stock in each of FHLMC and FNMA. The senior preferred stock was issued in connection with financial contributions from the U.S. Treasury to FHLMC and FNMA. Although the SPAs are subject to amendment from time to time, currently the U.S. Treasury is obligated to provide such financial contributions up to an aggregate maximum amount determined by a formula set forth in the SPAs, and until such aggregate maximum amount is reached, there is not a specific end date to the U.S. Treasury’s obligations.

The conditions attached to the financial contribution made by the U.S. Treasury to FNMA and FHLMC and the issuance of this senior preferred stock place significant restrictions on the activities of FNMA and FHLMC. FNMA and FHLMC must obtain the consent of the U.S. Treasury to (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the U.S. Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of FNMA’s and FHLMC’s respective portfolios of mortgages and mortgage-backed securities, and the SPAs entered into by FNMA and FHLMC provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year.

The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in its role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities under the SPAs, market responses to developments in FHLMC and FNMA, downgrades or upgrades in the credit ratings assigned to FHLMC and FNMA by nationally recognized statistical rating organizations (“NRSROs”) or ratings services, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by FHLMC and FNMA.

In addition, the future of FHLMC and FNMA, and other U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, is in serious question as the U.S. Government is considering options ranging from significant reform, nationalization, privatization or consolidation, to outright elimination. The issues that have led to significant U.S. Government support for FHLMC and FNMA have sparked serious debate regarding the continued role of the U.S. Government in providing mortgage loan liquidity.

The FHFA and the White House have made public statements regarding plans to consider taking FNMA and FHLMC out of conservatorship. Should FNMA and FHLMC be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the SPAs. It is also unclear how the capital structure of FNMA and FHLMC would be constructed post-conservatorship, and what effects, if any, the privatization of the enterprises will have on their creditworthiness and guarantees of certain securities in which the Fund may invest. Accordingly, should the FHFA take the enterprises out of conservatorship, there could be an adverse impact on the value of their securities, which could cause the Fund to lose value.

Under the FHFA’s “Single Security Initiative,” FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of Uniform Mortgage-Backed Securities (“UMBS”), which would generally align the characteristics of FNMA and FHLMC participation certificates. In June 2019, FNMA and FHLMC began issuing UMBS in place of their current “to be announced”-eligible mortgage-backed securities. The initial effects of the issuance of UMBS on the market for mortgage-related securities have been relatively minimal, however the long-term effects are still uncertain.

The Fund may purchase securities which are insured but not issued or guaranteed by the U.S. Government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan. This type of mortgage is insured by FHA pursuant to the provisions of Section 221(d)(4) of the National Housing Act of 1934, as amended. After a mortgagee files a claim for insurance benefits, FHA will pay insurance benefits up to 100% of the unpaid principal amount of the mortgage (generally 70% of the amount is paid within six months of the claim and the remainder within the next six months). The risks associated with this type of security are the same as other mortgage securities — prepayment and/or redemption prior to maturity, loss of premium (if paid) if the security is redeemed prior to maturity and fluctuation in principal value due to an increase or decrease in interest rates.

The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, the pool’s term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayment is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Mortgage pass-through securities which receive regular principal payments have an average life less than their maturity. The average life of mortgage pass-through investments will typically vary from 1 to 18 years.

Yields on pass-through mortgage-backed securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. The compounding effect from reinvestments of monthly payments received by the Fund will increase the yield to shareholders.

Asset-Backed Securities

The Balanced Fund may invest in asset-backed securities that are backed by consumer credit such as automobile receivables, consumer credit card receivables, and home equity loans. Asset-backed securities are generally privately issued and, similar to mortgage-backed securities, pass through cash flows to investors. Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. In addition, prepayments are less sensitive to changes in interest rates than mortgage pass-throughs. Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

Collateralized Mortgage Obligations (CMOs)

The Balanced Fund may invest in CMOs. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. Since CMOs derive their return from underlying mortgages, they are commonly referred to as derivative securities, but are not subject to Balanced Fund’s 10% limitation on investments in derivative instruments discussed below under “Swap Agreements.” CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the earlier classes have been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Balanced Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund’s diversification tests.

U.S. Treasury Inflation-Protection Securities

U.S. Treasury inflation-protection securities are a type of U.S. Government obligation. The Balanced Fund may invest in inflation-protection securities, which are marketable book-entry securities issued by the United States Department of the Treasury (“Treasury”) with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”).

The principal value of an inflation-protection security is adjusted for inflation, and every six months the security pays interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

The principal of an inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

Manufactured Home Loans

The Balanced Fund may invest in GNMA manufactured home loan pass-through securities. Manufactured home loans are fixed-rate loans secured by a manufactured home unit. In certain instances the loan may be collateralized by a combination of a manufactured home unit and a developed lot of land upon which the unit can be placed. Manufactured home loans are generally not mortgages; however, because of the structural and operational similarities with mortgage-backed pass-through securities and the role of GNMA, industry practice often groups the securities within the spectrum of GNMA mortgage-backed pass-through securities for listing purposes. Manufactured home loans have key characteristics different from mortgage-backed securities including different prepayment rates. Prepayment rates tend to fluctuate with interest rates and other economic variables. Manufactured home loan prepayment rates generally tend to be less volatile than the prepayment rates experienced by mortgage-backed securities. See the above discussion regarding mortgage-backed securities.

Municipal Securities

Municipal securities in which the Balanced Fund may invest include securities that are issued by states, territories and possessions of the United States and the District of Columbia and their agencies, instrumentalities and political subdivisions.

The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of the issue, the maturity of the obligation and the rating of the issue. Ratings are general, and not absolute, standards of quality. Consequently, securities of the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

Swap Agreements

Swap agreements are two party contracts entered into primarily by institutional investors in which two parties agree to exchange the returns (or differential rates of return) earned or realized on particular predetermined investments or instruments.

The Balanced Fund may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Fund than if the Fund had invested directly in an instrument that provided that desired return. The Fund bears the risk of default by its counterparty and may not be able to terminate its obligations under the agreement when it is most advantageous to do so. In addition, certain tax aspects of swap agreements are not entirely clear and their use, therefore, may be limited by the requirements relating to the qualification of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

The Balanced Fund may invest up to 10% of its assets in certain derivative instruments, including futures, options, options on futures, and swap agreements, as discussed above.

Please see “Regulation of Investment Company Use of Derivatives” above for additional information regarding the Fund’s use of derivatives.

Variable Rate Notes

The Balanced Fund may purchase floating and variable rate notes. The interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate on which the interest rate on the obligation is based (floating rate). These notes normally have a demand feature which permits the holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. The issuer of floating and variable rate demand notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days’ notice to the noteholders.

Zero Coupon Securities

The Balanced Fund may invest in zero coupon securities. Such securities are debt obligations which do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches. The market prices of zero coupon securities are more volatile than the market prices of securities of comparable quality and similar maturity that pay interest periodically and may respond to a greater degree to fluctuations in interest rates than do such non-zero coupon securities.

Trust Preferred Securities

The Balanced Fund may purchase trust preferred securities issued primarily by financial institutions such as banks and insurance companies. Trust preferred securities purchased by the Fund generally have a stated par value, a stated maturity typically of 30 years, are callable after a set time period of typically five or ten years and pay interest quarterly or semi-annually. The proceeds from the issuance of the securities are placed in a single asset trust controlled by the issuer holding company, and the trust in-turn purchases long-term junior subordinated debt of the issuer holding company. The junior subordinated debt held by the trust is senior to all common and preferred stock of the issuer. The junior subordinated debt instruments include deferral provisions whereby the issuer holding company may defer interest payments for up to five years under certain circumstances, provided that no dividend payments are made with respect to outstanding common and preferred stock, and during a period of interest deferral the securities earn compounded interest which is accrued by the issuer as an interest expense. With respect to certain financial institutions, the Federal Reserve Bank limits the amount of trust preferred securities that an issuer may have outstanding such that the total of cumulative preferred stock and trust preferred securities outstanding may not exceed 25 percent of the issuer’s Tier 1 capital base. The securities provide that they are immediately callable in the event of a change in the tax law whereby the interest paid by the issuer is no longer treated as an interest expense deduction by the issuer.

High Yield Securities Risks

Balanced Fund may invest up to 25% of its total assets in securities rated below investment-grade. Securities rated below investment grade are referred to as high yield securities or “junk bonds.” Junk bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient cash flows to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to the creditors of the issuer. While most of the junk bonds in which Balanced Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs. Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

Junk bonds tend to be more volatile than higher-rated fixed income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund’s net asset value. Like higher-rated fixed income securities, junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher-rated fixed income securities, even under normal economic conditions. Also there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Fund receives for its junk bonds to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund’s portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

RATINGS OF DEBT SECURITIES

Investment grade debt securities are rated AAA, AA, A or BBB by S&P or Fitch Ratings (“Fitch”); or Aaa, Aa, A or Baa by Moody’s. Investment grade municipal notes are rated MIG-1, MIG-2, or MIG-3 (VMIG-1, VMIG-2, or VMIG-3 for notes with a demand feature) by Moody’s or SP-1 or SP-2 by S&P. Securities rated Baa, MIG 4, VMIG 4 or BBB are medium grade, involve some speculative elements and are the lowest investment grade available. These securities generally have less certain protection of principal and interest payments than higher rated securities. Securities rated Ba or BB (in which Large Cap Fund, Balanced Fund and Developing Markets Growth Fund may invest) are judged to have some speculative elements with regard to capacity to pay interest and repay principal. Debt securities rated C (in which the Developing Markets Growth Fund may invest) are regarded as having predominantly speculative characteristics. Debt securities rated below investment grade are commonly known as junk bonds. Presently, other than with respect to the Balanced Fund, the Adviser intends to invest only in debt securities rated at investment grade at the time of purchase, or if not rated, deemed by the Adviser to be of comparable quality. See Appendix A for further information about ratings.

SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33 1/3% of the value of a Fund’s total assets. The lending of portfolio securities may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to a Fund. As with other extensions of credit, there are risks of delay in recovery of loaned securities, or even loss of rights in collateral pledged by the borrower, should the borrower fail financially. However, the Funds will only enter into loan agreements with broker-dealers, banks, and other institutions that the Adviser has determined are creditworthy. The Funds may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the borrower will be required to pledge collateral that the custodian for a Fund’s portfolio securities will take into possession before any securities are loaned. Additionally, the borrower may pledge only cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents as collateral. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. The risks of borrower default (and the resultant risk of loss to a Fund) also are reduced by lending only securities for which a ready market exists. This will reduce the risk that the borrower will not be able to return such securities due to its inability to cover its obligation by purchasing such securities on the open market.

To the extent that collateral is comprised of cash, a Fund will be able to invest such collateral only in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. If a Fund invests cash collateral in such securities, the Fund could experience a loss if the value of such securities declines below the value of the cash collateral pledged to secure the loaned securities. The amount of such loss would be the difference between the value of the collateral pledged by the borrower and the value of the securities in which the pledged collateral was invested.

Although there can be no assurance that the risks described above will not adversely affect a Fund, the Adviser believes that the potential benefits that may accrue to a Fund as a consequence of securities lending will outweigh any such increase in risk.

TEMPORARY DEFENSIVE INVESTING

For temporary defensive purposes in periods of unusual market conditions, each Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers’ acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper and repurchase agreements and other taxable obligations. Investing in these temporary investments may reduce a Fund’s yield and prevent a Fund from achieving its investment objective.

PORTFOLIO TURNOVER

To attain the investment goals of the Funds, the Adviser will usually hold securities for the long-term. However, if weak or declining market values for stocks are anticipated, the Adviser may convert any portion of these Fund assets to cash or short-term securities as a temporary, defensive position.

Generally, none of the Funds will trade in securities for short-term profits, but if circumstances warrant, securities may be sold without regard to length of time held. Debt securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold.

Increased turnover results in increased brokerage costs and may result in higher transaction costs for the Funds and may affect the taxes shareholders pay. If a security that has been held for less than the holding period set by law is sold, any resulting gains will be taxed in the same manner as ordinary income as opposed to long-term capital gain. Each Fund’s turnover rate may vary from year to year. For additional information, refer to the “Brokerage” and “Taxes” sections below. The portfolio turnover rates for each of the Funds are contained in the Financial Highlights tables in the Prospectus.

ADDITIONAL INFORMATION ABOUT SELLING SHARES

Suspension of Selling Ability

Each Fund may suspend selling privileges or postpone the date of payment:

-	During any period that the New York Stock Exchange (“NYSE”) is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the SEC;
-

During any period when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets;

-	For such other periods as the SEC may permit.

Telephone Transactions

Once you place a telephone transaction request to Sit Mutual Funds, it cannot be canceled or modified. The Funds use reasonable procedures to confirm that telephone instructions are genuine, including requiring that payments be made only to the shareholder’s address of record or the bank account designated on the application and requiring certain means of telephone identification. If the Fund fails to employ such procedures, it may be liable for any losses suffered by Fund shareholders as a result of unauthorized or fraudulent instructions. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching the Funds by telephone. Consequently, a redemption or exchange by telephone may be difficult to implement at those times.

Redemption-In-Kind

If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for a Fund’s shares, consistent with Rule 18f-1 of the Investment Company Act of 1940. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

COMPUTATION OF NET ASSET VALUE

Net asset value (NAV) is calculated as of the close of the NYSE on each day that the exchange is open for business. The customary national business holidays observed by the NYSE and on which the Funds are closed are: New Year’s Day, Martin

Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share will not be determined on these national holidays. The net asset value is calculated by dividing the total value of a Fund’s investments and other assets (including accrued income), less any liabilities, by the number of shares outstanding. The net asset value per share of each Fund will fluctuate.

Securities which are listed or traded on a national securities exchange or on the NASDAQ over-the-counter market will generally be valued at the last quoted sale price of the day, or if no sales took place on such date, at the last bid price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale), or are deemed unreliable when restricted securities are being valued, or when an event occurs between the close of the principal trading market and close of the NYSE that materially affects the values of securities, such securities are valued at fair value using methods selected in good faith by the Adviser. Pursuant to Rule 2a-5 under the 1940 Act, the Boards have adopted procedures for valuing the Funds’ investments and have designated the Adviser as each Fund’s “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5.

Debt securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Such a pricing service may utilize matrix pricing and valuation models to derive values for normal institutional-size trading units of debt securities without regard to sale or bid prices. When reliable prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, such securities may be valued at fair value using methods selected in good faith by the Adviser. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The amortized cost method of valuation will be used only if the Adviser, in good faith, determines that the fair value of the securities shall be their amortized cost value, unless the particular circumstances dictate otherwise.

Developing Markets Growth Fund and International Growth Fund invest primarily in foreign securities traded on exchanges outside the United States, and the Global Dividend Growth Fund may invest primarily in foreign securities traded on exchanges outside the United States. The value of a foreign security traded on an exchange outside the U.S. is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of a Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating a Fund’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing prices on the foreign exchange to not represent market value quotations for such securities at the time the Fund determines its NAV. In such case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security’s fair value, the Adviser may use one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Boards of Directors, the Funds are not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing price for one or more securities does not represent market value quotations at the time the Fund determines its NAV, events that occur between the time of close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

As of June 30, 2026, the net asset value and public offering price per share for each Fund was calculated as follows: (net assets / shares outstanding) = net asset value (NAV) per share = public offering price per share

Fund	net assets	Shares outstanding	NAV & public offering price
Balanced Fund	$77,403,948	1,936,558	$39.97
Dividend Growth Fund – Class I	$227,362,937	12,576,940	$18.08
Dividend Growth Fund – Class S	$16,584,306	925,709	$17.92
Global Dividend Growth Fund – Class I	$61,828,875	1,782,536	$34.69
Global Dividend Growth Fund – Class S	$5,443,906	157,228	$34.62
Opportunity Dividend Growth Fund – Class I	$46,706,068	2,050,883	$22.77
Opportunity Dividend Growth Fund – Class S	$8,059,871	354,323	$22.75
Large Cap Growth Fund	$264,842,928	2,954,477	$89.64
Multi Cap Growth Fund	$236,490,912	8,249,040	$28.67
International Growth Fund	$36,333,885	1,267,094	$28.67
Opportunity Growth Fund	$144,600,538	1,740,322	$83.09
Developing Markets Growth Fund	$14,472,585	508,780	$28.45
Sit ESG Growth Fund – Class I	$7,915,377	288,062	$27.48
Sit ESG Growth Fund – Class S	$6,714,612	246,995	$27.19

MANAGEMENT

The Sit Mutual Funds are a family of no-load mutual funds. The stock funds described in this Statement of Additional Information are the Sit Large Cap Growth Fund, Sit Multi Cap Growth Fund, Sit International Growth Fund, Sit Balanced Fund, Sit Dividend Growth Fund, Sit Global Dividend Growth Fund, Sit Opportunity Dividend Growth Fund, Sit ESG Growth Fund, Sit Developing Markets Growth Fund, and the Sit Opportunity Growth Fund. The bond funds within the Sit Mutual Fund family are described in a separate Statement of Additional Information dated August 1, 2026.

Boards of Directors

Each of the corporate issuers of the Sit Mutual Funds is organized as a Minnesota corporation. Minnesota law provides that the business and affairs of the Funds shall be managed by or under the direction of the Boards of Directors. The Board of Directors of each corporate issuer is comprised of the same directors. Roger J. Sit currently serves as the Chairman of the Boards and is an “interested person” of the Funds as defined in the Investment Company Act of 1940. The Directors have determined that the interested chair is appropriate and benefits shareholders because the interested chair is well qualified for the position and has a personal and professional stake in the quality and continuity of services provided to the Funds. Sidney L. Jones currently serves as the lead independent director. The term “independent” director refers to a director who is not an “interested person” of the Funds as defined in section 2(a)(19) of the Investment Company Act of 1940. The lead independent director’s responsibilities include presiding at meetings of the independent directors; approving agendas and schedules of such meetings; facilitating communication with independent directors and the Boards, management, service providers and committee chairs; serving as the main contact for the independent directors; and approving agendas and schedules of meetings of the Boards.

Independent directors are selected and nominated by the sitting independent directors and elected by the full Board of Directors except for those instances when a shareholder vote is required. In evaluating director nominees, including any nominees recommended by shareholders, the Boards of Directors consider many factors, including but not limited to, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Boards of Directors also consider whether the individual’s background, skills, and experience will complement the background, skills, and experience of other directors and will contribute to the diversity of the Board. The Board of Directors selects candidates which enhance the Boards’ cumulative qualifications, skills, attributes and experience to appropriately oversee the actions of the Sit Mutual Funds’ service providers, decide upon matters of general policy and represent the long-term interests of shareholders.

The Sit Mutual Funds seek directors who have high ethical standards and the highest levels of integrity and commitment, and other complementary personal qualifications and skills that enable them to function effectively in the context of the board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each director has a significant record of accomplishments in governance, business, not-for-profit organizations, government services, academia, law, accounting or other professions. Below is a brief discussion of the specific key experience, qualifications, attributes or skills of each director that led the Board of Directors to conclude that he should serve as a director of the Sit Mutual Funds. Each director has served on the Board for the number of years listed in the table below, and each director’s outside professional experience is outlined below.

The Boards of Directors have established an Audit Committee. The Audit Committee is composed entirely of independent directors. A member of an Audit Committee may not accept any consulting, advisory, or other compensatory fee from the Fund other than in his capacity as a member of the Audit Committee, the Board of Directors, or any other Board committee. The function of the Audit Committee is to provide oversight. The primary responsibilities of the Audit Committee are to oversee the Fund’s accounting and financial reporting policies and practices; its internal controls over financial reporting, and the internal controls of the Fund’s accounting, transfer agency and custody service providers; to oversee the Fund’s financial reporting and the independent audit of the Fund’s financial statements; and to oversee, or, as appropriate, assist the full Boards’ oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; to act as a liaison between the Fund’s independent auditors and the full Boards of Directors. There were two meetings of the Audit Committee during the Funds’ last fiscal year. In addition, there were two conference calls held during the Funds’ last fiscal year for the purpose of reviewing and commenting on the draft semi-annual and annual reports to shareholders. The members of the Audit Committee include: Edward M. Giles, Sidney L. Jones, Bruce C. Lueck, Donald W. Phillips and Barry N. Winslow.

The day-to-day management of certain portions of the Funds’ operations and the associated risks are managed by and are the responsibility of contractual service providers, including the Adviser, transfer agent, fund accounting services, custodian, legal counsel, and auditors. With respect to the Boards’ oversight of risk, the Boards rely on reports and information received from such entities and other parties, including the Adviser, transfer agent, fund accounting service provider, custodian, chief compliance officer, legal counsel, and auditors. Despite the efforts of the Boards and the various parties that participate in the oversight of risk, not all risks will be identified or mitigated.

Information pertaining to the directors of the Funds is set forth below. The business address of each director is the same as that of the Adviser – 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota.

Name, Age and Position with Funds	Term of Office (1) and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds Overseen in Fund Complex (3)	Other Directorships Held by Director During the Past Five Years (4)
Interested Director (2):
Roger J. Sit Age: 64 Chairman and President	Chairman since 2008; Officer since 1998.	Chairman, President, CEO and Global CIO of the Adviser; Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”); Chairman of SIA Securities Corp. (the “Distributor”).	14	Huntington Bancshares Incorporated.
Independent Directors:
Edward M. Giles Age: 91 Director	Director since 2012 or the Fund’s inception, if later.	Senior Vice President of Peter B. Cannell & Co., July 2011 to April 2024.	14	None.
Sidney L. Jones Age: 93	Director from 1988 to 1989 and since 1993 or the Fund’s inception, if later.	Lecturer, Washington Campus Consortium of 17 Universities, 1981 to 2014.	14	None.
Bruce C. Lueck Age: 85 Director	Director since 2004 or the Fund’s inception, if later.	Consultant for Zephyr Management, L.P. (investment management) from 2004 to 2017, and committee member of several investment funds and foundations.	14	None.
Donald W. Phillips Age: 78 Director	Director of the International Growth Fund since 1993 and since 1990 or the Fund’s inception if later for all other Funds.	Chairman and CEO of WP Global Partners Inc., July 2005 to April 2026.	14	None.

Name, Age and Position with Funds	Term of Office (1) and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds Overseen in Fund Complex (3)	Other Directorships Held by Director During the Past Five Years (4)
Barry N. Winslow Age: 79 Director	Director since 2010, or the Fund’s inception, if later.	Board member, TCF Financial Corporation, July 2014 to July 2019.	14	None.
1)	Each Director serves until his resignation, removal or the next meeting of the shareholders at which election of directors is an agenda item and until a successor is duly elected and shall qualify.
2)

Director who is deemed to be an interested person of the Funds as that term is defined by the Investment Company Act of 1940. Mr. Sit is considered an “interested person” because he is a director and shareholder of Sit Investment Associates, Inc., the Funds’ investment adviser.

3)

The Fund Complex consists of the Funds and the Sit U.S. Government Securities Fund, Inc., Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund (collectively, the “Sit Mutual Funds”).

4)	Includes only directorships of companies required to report under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

Director Key Experience and Qualifications Information

INTERESTED DIRECTOR:

Roger J. Sit

Mr. Sit is Chairman, Chief Executive Officer, President and Global Chief Investment Officer of Sit Investment Associates, Inc. Mr. Sit joined the organization in January 1998 and worked closely with firm founder Gene Sit for over ten years. Mr. Sit directs investment management activities for Sit Investment Associates, a diverse financial asset management firm with capabilities in both domestic and international investment products. Prior to joining the firm, Mr. Sit was a Vice President and Senior Equity Research Analyst at Goldman Sachs & Co. in New York for seven years. Additionally, he was a Captain in the U.S. Air Force, serving six years active duty with financial management responsibilities at Headquarters Space Division. Mr. Sit graduated with Military Distinction from the U.S. Air Force Academy in 1984. He earned an M.S. in Systems Technology from the University of Southern California in 1987 and an M.B.A. with honors from the Harvard Graduate School of Business in 1991. Mr. Sit serves on the boards of Huntington Bancshares Incorporated, Convergent Capital, Minneapolis Institute of Art, McKnight Foundation, and Minnesotans’ Military Appreciation Fund.

INDEPENDENT DIRECTORS:

Edward M. Giles

Mr. Giles holds a B.S. degree in Chemical Engineering from Princeton University and a Master’s in Industrial Management from MIT. Mr. Giles possesses a significant record of accomplishments in the investment management industry. From July 2011 to April 2024, Mr. Giles served as Senior Vice President of Peter B. Cannell & Co., Inc., an investment adviser investing in common stocks of publicly traded companies. Prior to Peter B. Cannell, Mr. Giles was a Managing Member of GME Capital, a privately owned investment manager, and Chairman of The Vertical Group, Inc., a venture capital firm focused on the fields of medical technology and biotechnology. Mr. Giles currently serves as a member of the Board of Directors of Telpha, Inc., a bioscience company, and he formerly served as a member of the Board of Directors of Ventana Medical Systems, Inc., a cancer diagnostic solutions company, and as an Advisor and Advisory Director of Sit Investment Associates, Inc.

Dr. Sidney L. Jones

After graduating from Utah State University and serving as a Lieutenant in the U.S. Army, Dr. Jones earned MBA and PhD degrees from Stanford University. He began his academic career at Northwestern University in 1960 and next joined the faculty of The University of Michigan, becoming a full professor in 1968. In 1969 he joined the Council of Economic Advisers to the President as a Senior Economist and Special Assistant to the Chairman. Subsequent government positions included: Minister-Counselor to NATO in the U.S. Foreign Service; Assistant Secretary of Commerce for Economic Policy; Deputy Assistant to the President for Economic Policy; Assistant Secretary of the Treasury for Economic Policy; Assistant to the Chairman of the Board of Governors of the Federal Reserve System; Under Secretary of Commerce for Economic Policy; and, a second tour as Assistant Secretary of the Treasury for Economic Policy. Other positions held include: Fellow, at the Woodrow Wilson Center for International Scholars, Smithsonian Institution; Resident Scholar, at the American Enterprise Institute; Adjunct Faculty of the Brookings Institution Center for Public Policy Education; and, the visiting faculties of Dartmouth College; Georgetown University; Rice University; Carleton College; Cornell University; Arizona State University; and The University of North Carolina. Dr. Jones served as an adviser to Lawrence and Company, Toronto, Canada, from 1993 through 2009 and as a lecturer for the Washington Campus Consortium of 17 Universities from 1981 to 2014.

Bruce C. Lueck

Mr. Lueck served as the President and Chief Investment Officer of Okabena Investment Services, Inc., from 1985 through 2003, with responsibility for asset allocation, internal portfolio management, and outside manager and fund selection for a broadly diversified global investment program, including fixed income, traditional equities, venture capital, private equities, and non-traditional hedge funds and private partnerships. Prior to Okabena, Mr. Lueck spent 17 years at IDS/American Express as an equity analyst, equity portfolio manager, President of IDS Advisory Corporation, and Senior Vice President and Board member of IDS. Mr. Lueck received his B.S. in Industrial Engineering in 1963 and his MBA in 1967, both from Stanford University. In the interim he spent two years in the Peace Corps in Ecuador. Business relationships: University of Minnesota Foundation Investment Advisors Board and Steubberg Asset Management Advisory Council. Past Chairman of the Minnesota Orchestral Association’s Investment Committee and past member of the Orchestral Association’s Board of Directors and Executive Committee.

Donald Phillips

Mr. Phillips is the Founder of WP Global Partners, Inc. and served as the company’s Chief Executive Officer from July 2005 to April 2026. Mr. Phillips was also a partner of Ranieri Partners from 2007 through 2012. Additionally, prior to forming WP Global Partners in 2005, he was the Chief Investment Officer and CEO for WestAM and a member of WestAM’s Board of Directors; President of Forstmann-Leff International for three years; Chairman of Equity Institutional Investors for seven years; Chief Investment Officer for Ameritech Corporation for eight years; and Director of Employee Benefits for Beatrice Companies for 10 years. He has an MBA in finance from Northern Illinois University and a B.A. in business from Western Illinois University.

Barry N. Winslow

Mr. Winslow served as Vice-Chairman of TCF Financial Corporation from 2008 through 2014, with responsibility for Wholesale Banking. Previously, he was CEO of TCF National Bank. Since joining TCF in 1987, he has also served as President of TCF’s Minnesota, Michigan and Illinois banks. Prior to joining TCF, he was with Huntington National Bank, his last position as Senior Vice President, Corporate Banking. During his banking career he has also served as an adjunct finance instructor at several universities, including Ohio State, Cincinnati, Xavier and North Texas. He served as a First Lieutenant in the U.S. Army and is a Vietnam veteran. Mr. Winslow received his B.A. and MBA from Ohio State University and is a graduate of the Stonier Graduate School of Banking. He is a past member of TCF’s Board of Directors and former chair of its BSA/Compliance Committee. Mr. Winslow is a board member of Minnesotans’ Military Appreciation Fund.

Corporate Officers

The officers of the Funds manage the day-to-day operation of the Funds. Information pertaining to the officers of the Funds is set forth below. Except as noted, the business address of each officer is the same as that of the Adviser—3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota.

Name, Age and Position with the Funds	Term of Office and Length of Time Served	Principal Occupations During Past Five Years
Roger J. Sit Age: 64 Chairman and President	Re-Elected by the Boards annually; Chairman since 2008; Officer since 1998.	Chairman, President, CEO and Global CIO of the Adviser; Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”); Chairman of SIA Securities Corp. (the “Distributor” or “Securities”).
Kelly K. Boston Age: 58 Assistant Secretary & Assistant Treasurer	Re-Elected by the Boards annually; Officer since 2000.	Staff Attorney of the Adviser; Secretary of the Distributor.
Bryce A. Doty Age: 59 Vice President – Investments of Balanced Fund only.	Re-Elected by the Boards annually; Officer since 1996.	Senior Vice President and Senior Portfolio Manager of SF.
Kent L. Johnson Age: 61 Vice President – Investments	Re-Elected by the Boards annually; Officer since 2003.	Senior Vice President – Research and Investment Management of the Adviser.
Paul E. Rasmussen Age: 65 Vice President, Treasurer, Secretary & Chief Compliance Officer	Re-Elected by the Boards annually; Officer since 1994.	Vice President, Secretary, Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary, and Chief Compliance Officer of SF; President and Treasurer of the Distributor.

Name, Age and Position with the Funds	Term of Office and Length of Time Served	Principal Occupations During Past Five Years
Carla J. Rose Age: 60 Vice President, Assistant Secretary & Assistant Treasurer	Re-Elected by the Boards annually; Officer since 2000.	Vice President, Administration & Deputy Controller of the Adviser; Vice President, Controller, Treasurer & Assistant Secretary of SF; Vice President and Assistant Secretary of the Distributor.
Robert W. Sit Age: 57 Vice President – Investments	Re-Elected by the Boards annually; Officer since 1997.	Vice President – Research and Investment Management of the Adviser.

Portfolio Managers

The Funds’ investment decisions are made by a team of portfolio managers and analysts who are jointly responsible for the day-to-day management of the Funds. The portfolio management team is led by Roger J. Sit, Chairman, President, CEO and Global Chief Investment Officer of the Adviser. The table below contains other accounts managed by the portfolio management team, as of the most recent fiscal year end, June 30, 2026.

Other Accounts Managed by Portfolio Management Team

Type of account	Number of accounts without performance-based advisory fees	Total assets of accounts without performance-based advisory fees	Number of accounts with performance- based advisory fees	Total assets of accounts with performance-based advisory fees
Roger J. Sit
Registered investment companies	11	$1,145,180,934	None	0
Other pooled investment vehicles	9	303,577,737	None	0
Other accounts	45	1,287,464,770	None	0
Total	65	2,736,223,441	None	0
David A. Brown
Registered investment companies	1	14,617,524	None	0
Other pooled investment vehicles	0	0	None	0
Other accounts	0	0	None	0
Total	1	14,617,524	None	0
Bryce A. Doty
Registered investment companies	3	360,515,978	None	0
Other pooled investment vehicles	3	531,391,896	13	$561,107,878
Other accounts	81	9,390,978,037	16	1,382,329,145
Total	87	10,282,885,911	29	1,943,437,023
Kent L. Johnson
Registered investment companies	7	779,185,946	None	0
Other pooled investment vehicles	6	128,026,273	None	0
Other accounts	27	903,406,449	None	0
Total	40	1,810,618,667	None	0
Michael T. Manns
Registered investment companies	3	86,809,095	None	0
Other pooled investment vehicles	0	0	None	0
Other accounts	0	0	None	0
Total	3	86,809,095	None	0
Raymond E. Sit
Registered investment companies	2	81,590,734	None	0
Other pooled investment vehicles	2	75,124,248	None	0
Other accounts	6	72,183,786	None	0
Total	10	228,898,769	None	0
Robert W. Sit
Registered investment companies	4	453,535,355	None	0
Other pooled investment vehicles	2	32,550,874	None	0
Other accounts	0	0	None	0
Total	6	486,086,229	None	0

The Adviser and its affiliates provide investment management and other services to clients who may or may not have investment policies, objectives and investments similar to those of the Fund. The Adviser may give advice and take actions on behalf of such clients which differ from advice given or actions taken in respect to the Fund. The Adviser and its affiliates do not manage accounts that have investment strategies that materially conflict with the investment strategy of the Funds.

Compensation of Investment Professionals

The Funds do not pay any salary, bonus, deferred compensation, pension or retirement plan on behalf of the portfolio managers or any other employees of the Adviser. The portfolio managers of the Funds receive compensation from the Adviser. The compensation of the portfolio managers and analysts is comprised of a fixed base salary, an annual bonus, and periodic deferred compensation bonuses which may include phantom stock plans. Portfolio managers and analysts also participate in the profit sharing 401(k) plan of the Adviser. Competitive pay in the marketplace is considered in determining total compensation. The bonus awards are based on the attainment of personal and company goals which are comprised of a number of factors, including: the annual composite investment performance of the Adviser’s accounts (which may include one or more of the Funds) relative to the investment accounts’ benchmark index (including the primary benchmark of a Fund included in the composite, if any); the Adviser’s growth in assets under management from new assets (which may include assets of a Fund); profitability of the Adviser; and the quality of investment research efforts. Contributions made to the Adviser’s profit sharing 401(k) plan are subject to the limitations of the Code and Regulations thereunder.

Fund Shares Owned by Portfolio Management Team

The table below indicates the dollar range of Fund ownership in each of the Funds by each member of the portfolio management team, as of June 30, 2026.

Name of Portfolio Manager	Balanced Fund	Dividend Growth Fund	Global Dividend Growth Fund	Large Cap Growth Fund	Multi Cap Growth Fund	Int’l Growth Fund	Opportunity Growth Fund	Developing Markets Growth Fund	Opportunity Dividend Growth Fund	ESG Growth Fund
Roger J. Sit	$100,001 – $500,000	$100,001 – $500,000	$100,001 – $500,000	Over $1,000,000	Over $1,000,000	$100,001 – $500,000	Over $1,000,000	$50,001 – $100,000	$50,001 – $100,000	$1 – $10,000
David A. Brown	$50,001 – $100,000	$100,001 – $500,000	$100,001 – $500,000	$100,001 – $500,000	$100,001 – $500,000	None	$100,001 – $500,000	$100,001 – $500,000	$100,001 – $500,000	$100,001 – $500,000
Bryce A. Doty	None	None	$1 – $10,000	$50,001 – $100,000	None	None	$1 – $10,000	None	None	$10,001 – $50,000
Kent L. Johnson	None	$100,001 – $500,000	None	$50,001 – $100,000	$10,001 – $50,000	$10,001 – $50,000	None	$10,001 – $50,000	None	None
Michael T. Manns	None	$100,001 – $500,000	None	$100,001 – $500,000	$10,001 – $50,000	$10,001 – $50,000	$10,001 – $50,000	None	$50,001 – $100,000	$10,001 – $50,000
Raymond E. Sit	$10,001 – $50,000	$500,001 – $1,000,000	$100,001 – $500,000	Over $1,000,000	Over $1,000,000	$500,001 – $1,000,000	Over $1,000,000	$100,001 – $500,000	$100,001 – $500,000	$100,001 – $500,000
Robert W. Sit	None	Over $1,000,000	$100,001 – $500,000	Over $1,000,000	Over $1,000,000	$500,001 – $1,000,000	Over $1,000,000	$100,001 – $500,000	$100,001 – $500,000	None

Fund Shares Owned by Directors

The table below indicates the dollar range of each Board member’s ownership of Fund shares and shares of other funds in the Sit Mutual Funds for which he is a Board member, in each case as of December 31, 2025.

Fund	Roger J. Sit (1)	Edward M. Giles	Sidney L. Jones	Bruce C. Lueck	Donald W. Phillips	Barry N. Winslow
Balanced Fund	Over $100,000	None	None	None	None	None

Dividend Growth Fund	Over $100,000	None	Over $100,000	None	None	None
Global Dividend Growth Fund	Over $100,000	None	$1 – $10,000	None	None	None
Sit Opportunity Dividend Growth Fund	Over $100,000	None	None	None	None	None
Large Cap Growth Fund	Over $100,000	None	None	None	Over $100,000	None

Multi Cap Growth Fund	Over $100,000	None	$10,001– $50,000	None	Over $100,000	None

International Growth Fund	Over $100,000	None	None	None	None	None

Opportunity Growth Fund	Over $100,000	None	$50,001 – $100,000	None	Over $100,000	None

Developing Markets Growth Fund	$50,001 – $100,000	None	None	None	None	None

Sit ESG Growth Fund	$50,001 – $100,000	None	None	None	None	None

Aggregate Dollar Range of Equity Securities in all 14 Sit Mutual Funds	Over $100,000	None	Over $100,000	$1 – $10,000	Over $100,000	None

(1)

Director who is deemed to be an “interested person” of the Funds as that term is defined by the Investment Company Act of 1940. Mr. Sit is considered an “interested person” because he is an officer of Sit Investment Associates, Inc., the Funds’ investment adviser.

The table below indicates the amount of securities owned beneficially, or of record, by each independent Director, and his immediate family members, in (i) an investment adviser or principal underwriter of the Fund and (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds. Information provided is as of December 31, 2025.

Name of Director	Name of Owners and Relationships to Director	Company	Title of Class	Value of Securities	Percent of Class
Sidney L. Jones	---	---	---	---	---
Edward M. Giles	Edward M. Giles IRA #2	Sit Pacific Basin Fund, LLC (1)	LLC (2)	$480,756	3.2%
Bruce C. Lueck	---	---	---	---	---
Donald W. Phillips	---	---	---	---	---
Barry N. Winslow	---	---	---	---	---
1)	Sit Investment Associates, Inc. is the general partner and a limited partner in the Fund.
2)	Membership Interest in Limited Partnership.

Compensation of Directors

The following table sets forth the aggregate compensation received by each Director from each Fund and from all 14 of the Sit Mutual Funds for the fiscal year ended June 30, 2026. Pursuant to each Fund’s investment management agreement with the Adviser, the Adviser is obligated to pay the Funds’ expenses, including fees paid to the Directors. (See discussion under “Investment Adviser and Administrator” below.) The Directors who are not paid employees or officers of the Funds receive a $40,000 annual retainer ($32,000 through June 30, 2025), $5,000 for each meeting attended ($4,000 for each meeting attended through June 30, 2025), and $1,000 for each Audit Committee meeting attended. Directors are also reimbursed for their out-of-pocket expenses incurred while traveling to attend Board and Committee meetings, on Fund business, and to attend mutual fund industry conferences or seminars. The Audit Committee Chairman is paid a $5,000 chairman fee, and the Lead Independent Director is paid a $5,000 lead director fee. Audit Committee meetings are held at least twice a year. Mr. Jones serves as the Lead Independent Director and Chair of the Audit Committee and Mr. Giles, Mr. Lueck, Mr. Phillips, and Mr. Winslow are Audit Committee members. Directors who are officers of the Adviser or any of its affiliates do not receive any such compensation and are not included in the table.

Name of Director	Aggregate Compensation From Each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex
Edward M. Giles	$3,571	None	None	$62,000
Sidney L. Jones	$4,286	None	None	$72,000
Bruce C. Lueck	$3,571	None	None	$62,000
Donald W. Phillips	$3,571	None	None	$62,000
Barry N. Winslow	$3,571	None	None	$62,000

Code of Ethics

The Funds and the Adviser and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act which permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds.

INVESTMENT ADVISER and ADMINISTRATOR

The Adviser, Sit Investment Associates, Inc., was incorporated in Minnesota on July 14, 1981 and has served as the Funds’ investment adviser since the inception of each Fund pursuant to Investment Management Agreements. The Adviser is controlled by Sit family members who are employees, officers and/or directors of the Adviser and the Funds, including: Roger J. Sit, Chairman, Chief Executive Officer, President and Global Chief Investment Officer for the Adviser, and Chairman and President for the Funds; Raymond E. Sit, Vice President – Research and Investment Management for the Adviser; Robert W. Sit, Vice President – Research and Investment Management for the Adviser, and Vice President – Investments for the Funds; Ronald D. Sit, Director for the Adviser; and Gail V. Sit, shareholder of Adviser.

Terms Common to All Funds’ Investment Management Agreements

Each Fund’s Investment Management Agreement provides that the Adviser will manage the investment of the Fund’s assets, subject to the applicable provisions of the Fund’s articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund’s current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund’s Board of Directors. Under each Agreement, the Adviser has the sole and exclusive responsibility for the management of the Fund’s investment portfolio and for making and executing all investment decisions for the Fund. The Adviser is obligated under each Agreement to report to the Fund’s Board of Directors regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of the Adviser to the Fund’s investment policies. Each Agreement also provides that the Adviser shall not be liable for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

Each Agreement provides that the Adviser shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Agreement and that the Adviser will arrange, if requested by the Fund, for officers or employees of the Adviser to serve without compensation from the Fund as directors, officers or employees of the Fund if duly elected to such positions by the shareholders or directors of the Fund.

Each Agreement provides that the Adviser will bear all of the Fund’s expenses, except for extraordinary expenses (as designated by a majority of the Fund’s disinterested directors), fees paid under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class S of Dividend Growth Fund, Global Dividend Growth Fund, Opportunity Dividend Growth Fund and ESG Growth Fund, interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund, and acquired fund fees and expenses.

Each Investment Management Agreement provides that it will continue in effect from year to year only as long as such continuance is specifically approved at least annually by the applicable Fund’s Board of Directors or shareholders and by a majority of the Board of Directors who are not “interested persons” (as defined in the 1940 Act) of the Adviser or the Fund. Each Agreement is terminable upon 60 days’ written notice by the Adviser or the Fund and will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Compensation and Allocation of Expenses

Under each Fund’s Investment Management Agreement, the Fund is obligated to pay the Adviser a flat monthly fee, which is equal on an annual basis to the following percentages of the average daily net assets of the Funds:

Sit Balanced Fund	0.80%
Sit Dividend Growth Fund	0.70	%(1)
Sit Global Dividend Growth Fund	1.00	%(1)
Sit Opportunity Dividend Growth Fund	0.85	%(1)
Sit ESG Growth Fund	1.00	%(1)
Sit Large Cap Growth Fund, Inc.	1.00%
Sit Multi Cap Growth Fund, Inc.	1.25%
Sit International Growth Fund	0.85%
Sit Opportunity Growth Fund	1.50%
Sit Developing Markets Growth Fund	0.95%

(1)

Management fee for both Class I Shares and Class S Shares of Fund. The fee does not reflect the additional 0.25% 12b-1 Fee for Class S Shares of the Fund. Total annual management and 12b-1 fees for Class S Shares of Sit Dividend Growth are 0.95%, 1.10% for Sit Opportunity Dividend Growth, and 1.25% for Sit Global Dividend Growth and Sit ESG Growth Fund.

Set forth below are the investment management fees and other expenses paid by each of the Funds during the fiscal years ended June 30, 2026, 2025, and 2024. Fees and expenses of the Funds waived or paid by the Adviser during such fiscal years are also set forth below.

	Large Cap Growth Fund	Multi Cap Growth Fund	Opportunity Growth Fund	Balanced Fund	Dividend Growth Fund	Global Dividend Growth Fund	Int’l Growth Fund	Developing Markets Growth Fund	Opportunity Dividend Growth Fund	ESG Growth Fund
2026
Investment Management Fees	$2,556,407	$2,762,218	$1,904,009	$642,175	$1,859,090	$669,361	$360,654	$151,478	$443,386	$150,625
12b-1 Fee	0	0	0	0	42,294	13,218	0	0	17,978	16,074
Net Fund Expenses	2,556,407	2,762,218	1,904,009	642,175	1,901,384	682,579	360,654	151,478	461,364	166,699
2025
Investment Management Fees	2,228,273	2,567,266	1,727,901	663,692	2,396,282	671,845	432,900	183,629	411,893	147,656
12b-1 Fee	0	0	0	0	48,202	12,237	0	0	15,939	13,635
Net Fund Expenses	2,228,273	2,567,266	1,727,901	663,692	2,444,484	684,082	432,900	183,629	427,832	161,291
2024
Investment Management Fees	1,797,411	2,367,507	1,617,333	553,134	2,280,002	596,907	398,465	186,364	301,179	122,286
12b-1 Fee	0	0	0	0	52,195	10,420	0	0	12,817	11,450
Net Fund Expenses	1,797,411	2,367,507	1,617,333	553,134	2,332,197	607,327	398,465	186,364	313,995	133,736

Re-approval of Investment Management Agreements and Advisory Agreements

At their joint meeting held on October 27, 2026, the Boards of Directors of the Sit Mutual Funds unanimously approved the continuation for another one-year period of the Investment Management Agreements entered into by and between Sit Investment Associates, Inc. and Sit Multi Cap Growth Fund, Inc. dated November 1, 1996; Sit Large Cap Growth Fund, Inc. dated November 1, 1996; and Sit Mutual Funds, Inc. dated November 1, 1992 (the “Advisory Agreements”).

DISTRIBUTOR

Large Cap Growth Fund, Multi Cap Growth Fund, and Sit Mutual Funds, Inc. (on behalf of International Growth Fund, Balanced Fund, Developing Markets Growth Fund, Opportunity Growth Fund, and Class I Shares of Dividend Growth Fund, Global Dividend Growth Fund, Opportunity Dividend Growth Fund, and ESG Growth Fund), have entered into Underwriting and Distribution Agreements with SIA Securities Corp. (“Securities”), an affiliate of the Adviser, pursuant to which Securities acts as each Fund’s principal underwriter. The principal business address of Securities is 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402. Securities markets each Fund’s shares only to certain institutional investors and all other sales of each Fund’s shares are made by each Fund. Securities also distributes Class S shares of the Dividend Growth Fund, Global Dividend Growth Fund, Opportunity Dividend Growth Fund, and ESG Growth Fund. The Adviser pays all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. Each Fund will incur no additional fees in connection with the Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution Agreement, Securities has agreed to act as the principal underwriter for each Fund in the sale and distribution to the public of shares of each Fund, either through dealers or otherwise. Securities has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. Securities continually distributes shares of the Funds on a best efforts basis. Securities has no obligation to sell any specific quantity of Fund shares. The Underwriting and Distribution Agreement is renewable from year to year if the Fund’s directors approve such agreement. The Fund or Securities can terminate the Underwriting and Distribution Agreement at any time without penalty on 60 days’ written notice to the other party. The Underwriting and Distribution Agreement terminates automatically upon its assignment. In the Underwriting and Distribution Agreement, Securities agrees to indemnify each Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of each Fund’s shares, except to the extent that such liability is the result of information which was obtainable by Securities only from persons affiliated with the Fund but not Securities.

Securities or the Adviser may enter into agreements with various brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Funds. The Adviser or

Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Funds.

12b-1 Distribution Plan – Class S Shares

Sit Mutual Funds, Inc., on behalf of Class S Shares of Dividend Growth Fund, Global Dividend Growth Fund, Opportunity Dividend Growth Fund, and ESG Growth Fund (for this section only, the “Funds”), has entered into a distribution plan (the “Distribution Plan”) with SIA Securities Corp. (“Securities”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Distribution Plan, Securities or other qualified recipients are entitled to receive from each of the Funds a distribution fee with respect to Class S shares of the Fund of up to 0.25% of the average daily net assets of the Class S shares. The Distribution Plan provides that Securities may use all or any portion of such distribution fee in connection with the promotion and distribution of the Funds’ shares.

The distribution fee is not tied exclusively to actual distribution expenses, and it is payable to Securities regardless of the distribution-related expenses actually incurred; however, the payment of this fee is subject to any limitation set forth in applicable regulations of the Financial Industry Regulatory Authority (“FINRA”). Because the distribution fee is not directly tied to expenses, the amount of distribution fees paid by Class S Shares during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.

Securities may use the distribution fee to pay for services covered by the Distribution Plan, including, but not limited to, advertising, compensation to underwriters, dealers, selling personnel, financial advisers and other financial intermediaries such as retirement plan record keepers and discount brokerage firms engaged in the distribution of the Funds’ shares or assisting investors before and after the investment in the Funds’ shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Adviser may, from time to time, deem advisable.

The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Directors, including a majority of the directors who are not “interested persons” of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement regarding the distribution of the Funds. The Distribution Plan and any related agreements may not be amended to materially increase the amount spent for distribution expenses without approval of shareholders holding a majority of the outstanding Fund shares. All material amendments to the Distribution Plan or any related agreements must be approved by a vote of the majority of the Board of Directors who are not “interested persons”, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distribution Plan requires that Securities (or other party on behalf of Securities), provide to the Board of Directors, at least quarterly, a written report of all amounts expended pursuant to the Distribution Plan. This report shall include the identity of each recipient and the purpose for which the amounts were expended and such other information as the Board of Directors may reasonably request.

As noted above, the distribution fee may be used to pay financial intermediaries, plan administrators and other service providers for any activity that is principally intended to result in the sale of Class S Shares. The payments made by the Funds to these financial intermediaries are based primarily on the dollar amount of assets invested in the Funds through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Funds to their investment professionals. In addition, Class S Shares may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, Securities may use all or a portion of the distribution fee to pay one or more supermarket sponsors a fee for distributing the Class S Shares.

Pursuant to the Distribution Plan, during the fiscal year ended June 30, 2026, the Class S shares of each Fund accrued the following fees:

Fund	12b-1 Fees
Dividend Growth Fund	$42,294
Global Dividend Growth Fund	$13,218
Opportunity Dividend Growth Fund	$17,978
Sit ESG Growth Fund	$16,074

BROKERAGE

Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the applicable Fund. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a “net” basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten fixed income and equity offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s selling concession or discount. Certain of these securities may also be purchased directly from the issuer, in which case neither commissions nor discounts are paid.

The Adviser selects and, where applicable, negotiates commissions with the broker-dealers who execute the transactions for one or more of the Funds. The primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the commission and considering the state of the market at the time. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities. Such services also may include analyses and reports concerning investment issues, industries, securities, economic factors and trends, and portfolio strategy. Some services may require the use of hardware provided by the information provider. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of valuation in dollar amounts, without providing any direct monetary benefit to the applicable Funds from these transactions. The Adviser believes that most research services they receive generally benefit several or all of the investment companies and private accounts which they manage, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

The Adviser maintains an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful to it in managing the Funds. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The Adviser will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, the Funds pay commissions higher than the lowest commission rates available. Some investment companies enter into arrangements under which a broker-dealer agrees to pay the cost of certain products or services (not including research services) in exchange for fund brokerage (“brokerage/service arrangements”). Under a typical brokerage/service arrangement, a broker agrees to pay a fund’s custodian fees or transfer agent fees and, in exchange, the fund agrees to direct a minimum amount of brokerage to the broker. The Adviser does not intend to enter into such brokerage/service arrangements on behalf of the Funds. Some investment companies enter into arrangements that provide for specified or reasonably ascertainable fee reductions in exchange for the use of fund assets (“expense offset arrangements”). Under such expense offset agreements, expenses are reduced by foregoing income rather than by re-characterizing them as capital items. For example, a fund may have a “compensating balance” agreement with its custodian under which the custodian reduces its fee if the fund maintains cash or deposits with the custodian in non-interest bearing accounts. The Adviser does not intend to enter into expense offset agreements involving assets of the Funds.

Most domestic (U.S.) securities trades will be executed through U.S. brokerage firms and commercial banks. Most foreign equity securities will be obtained in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held in the form of ADRs, or securities convertible into foreign equity securities. ADRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which International Growth Fund and Developing Markets Growth Fund may invest are generally traded in the over-the-counter markets.

Fund management does not currently anticipate that the Funds will effect brokerage transactions in their portfolio securities with any broker-dealer affiliated directly or indirectly with the Funds or the Adviser.

The Adviser has entered into arrangements with certain unaffiliated registered broker-dealers that provide the Adviser with a wide variety of economic, performance, and investment research information from (but not limited to) Fitch Ratings, Standard & Poor’s, Bloomberg, L.P., TradeWeb Service, FactSet Research Systems, Vertical Research Partners, and Intex Solutions, Inc. All transactions placed are subject to the above criteria.

Investment decisions for each Fund are made independently of those for other clients of the Adviser, including the other Funds. When the Funds or clients simultaneously engage in the purchase or sale of the same securities, the price of the transactions is averaged and the amount allocated in accordance with a formula deemed equitable to each Fund and client. In some cases, this system may adversely affect the price paid or received by the Fund or the size of the position obtainable. Total brokerage commissions paid by the Funds for the three most recent fiscal years, as well as commissions paid to firms that supplied the Funds and Adviser with statistical and research services, are set forth below.

Fund	Total brokerage commission	Amount paid to firms for soft dollar & research	Amount paid to firms for trade, principal & other
Twelve months through 6/30/2026:
Balanced	$3,746	$3,745	$0
Dividend Growth	59,022	58,304	0
Global Dividend Growth	1,806	1,806	0
Large Cap Growth	9,692	9,691	0
Multi Cap Growth	11,817	11,042	773
International Growth	5,917	5,794	123
Opportunity Growth	29,916	29,103	812
Developing Markets Growth	1,414	1,414	0
Opportunity Dividend Growth	8,043	8,018	26
ESG Growth	913	912	0
Twelve months through 6/30/2025:
Balanced	$6,335	$6,335	$0
Dividend Growth	85,178	84,031	1,147
Global Dividend Growth	2,690	2,690	0
Large Cap Growth	8,581	2,797	0
Multi Cap Growth	13,141	12,787	355
International Growth	4,218	4,207	11
Opportunity Growth	19,803	18,656	1,149
Developing Markets Growth	1,993	1,992	0
Opportunity Dividend Growth	8,664	8,315	349
ESG Growth	738	738	0
Twelve months through 6/30/2024:
Balanced	$6,068	$6,046	$21
Dividend Growth	69,612	68,324	1,289
Global Dividend Growth	4,718	4,700	18
Large Cap Growth	8,581	8,037	544
Multi Cap Growth	13,577	13,028	550
International Growth	4,017	3,985	19
Opportunity Growth	26,584	25,017	1,628
Developing Markets Growth	2,008	2,002	7
Opportunity Dividend Growth	6,362	6,201	160
ESG Growth	577	577	0

PROXY VOTING

The corporate issuer of each Fund, on behalf of the Funds, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Funds. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Funds. Each Fund’s proxy voting record for the most recent twelve-month period ending June 30 is available without charge, upon request by calling the Funds at 1-800-332-5580, and is also available on the SEC’s website at www.sec.gov.

A Proxy Committee comprised of senior management is responsible for the development and implementation of the Proxy Voting Policy and oversees and manages the day-to-day operations of the Adviser’s Proxy Voting Policy.

Generally, the Adviser exercises proxy voting discretion on proxy proposals in accordance with guidelines (the “Proxy Guidelines”) set forth in the Proxy Voting Policy. The Proxy Guidelines address issues which are frequently included in proxy proposals. Such issues include, for example, auditor ratification, election of directors, requirements for independent chair or separate chairman and CEO roles, proxy contests, anti-takeover provisions (e.g., poison pill), corporate governance provisions, capital structure revisions, director compensation, equity compensation plans, repricing or exchange of option grants, employee stock purchase plans, environmental, social and corporate governance (ESG) related matters. Proxy proposals which contain novel issues, include unique circumstances, or otherwise are not addressed in the Proxy Guidelines are reviewed by the Proxy Committee or its designee(s). The Proxy Committee or its designee(s) review each non-routine issue and determine the Adviser’s vote. The Proxy Committee considers the facts and circumstances of a proposal and retains the flexibility to exercise its discretion and apply the Proxy Guidelines in the best interests of the Fund.

The Adviser has retained an independent third party (the “Service Firm”) to provide the Adviser with proxy analysis, vote execution, record keeping, and reporting services.

It is possible, but unlikely, that the Adviser may be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, the Adviser may provide investment management services to accounts owned or controlled by companies whose management is soliciting proxies, or the Adviser may have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Proxy Committee shall take steps to ensure a decision to vote the proxy was based on the Fund’s best interest and was not the product of the material conflict. To resolve a material conflict of interest, the Proxy Committee may (but is not limited to) base its vote on pre-determined guidelines or polices which require little discretion of Adviser’s personnel; disclose the conflict to the Fund’s board of directors and obtain their consent prior to voting; or base its vote on the analysis and recommendation of an independent third party.

The Funds’ proxy voting record is available without charge on the Funds’ website at www.sitfunds.com, by emailing the Funds at info@sitinvest.com, by calling the Funds at 1-800-332-5580, or by visiting the SEC’s website at www.sec.gov no later than August 31st for the prior 12-month period ended June 30.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ Boards of Directors have adopted procedures and policies regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The Chief Compliance Officer oversees application of the policies and provides the Boards with periodic reports regarding the Funds’ compliance with the policies.

Complete portfolio holdings are included in the Funds’ Forms N-CSR and N-CSRS filings with the SEC and are available on the Funds’ website. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-PORT. The Funds’ Forms N-CSR, N-CSRS and Forms N-PORT filings are available free on the EDGAR Database on the SEC’s website at www.sec.gov.

A complete portfolio holdings report as of the end of each calendar quarter is available to all shareholders, prospective shareholders, intermediaries that distribute the Funds’ shares, third-party service providers, rating and ranking organizations and affiliated persons of the Funds. A copy of the report may be obtained by visiting the Funds’ website or by contacting an Investor Service Representative of the Funds.

The Funds’ Chairman and the Global Chief Investment Officer of Sit Investment Associates, Inc. (“SIA”) (the Funds’ investment adviser) may authorize disclosure of portfolio holdings at a time or times other than the calendar quarter end provided that (a) the chief investment officer determines that the disclosure of the portfolio information is for a legitimate business reason and in the best interest of the Funds; (b) the recipients are subject to a duty of confidentiality (and non-use) if appropriate; and (c) the Funds provide a report of the disclosure to the Boards of Directors at the Boards’ next regularly scheduled meetings. The prohibition against the disclosure of non-public portfolio holdings information to an unaffiliated third party does not apply to information sharing with the Funds’ service providers, which as of the date of this Statement of Additional Information are the Adviser, the Funds’ auditor, counsel, accountant, transfer agent, custodian, and proxy voting service provider, who require access to such information in order to fulfill their contractual duties to the Funds.

Information regarding the Funds’ aggregate portfolio characteristics may be disclosed at any time. Disclosure of the ownership of a particular portfolio holding may be made at any time provided the security has been included in a Fund’s quarterly portfolio holdings report.

The Funds, SIA or any affiliate may not receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The persons listed below owned of record or beneficially 5% or more of each Fund’s outstanding shares as of October 1, 2026. Any shareholder that owns 25% or more of the outstanding shares of a Fund or class may be presumed to “control” (as that term is defined in the 1940 Act) the Fund or class. Shareholders controlling a portfolio or class could have the ability to vote a majority of the shares of the Fund or class on any matter requiring approval of the shareholders of the Fund or class.

Person	Record Only	Beneficially Only	Record & Beneficially
BALANCED FUND
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			13.2%

Charles Schwab & Co., Inc., Special Custody Acct FBO Cust. 101 Montgomery Street, San Francisco, CA	14.9%

National Financial Services Corp., FBO Cust., Church Street Station, P.O. Box 3908, New York, NY	11.7%

Pershing LLC 1 Pershing Plaza, Jersey City, NJ	7.9%

DIVIDEND GROWTH FUND – Class S Shares
Charles Schwab & Co., Inc., Special Custody Acct FBO Cust. 101 Montgomery Street, San Francisco, CA	25.0%

National Financial Services Corp., FBO Cust., Church Street Station, P.O. Box 3908, New York, NY	34.7%

DIVIDEND GROWTH FUND – Class I Shares
JP Morgan Securities LLC Omnibus Acct FBO Customers, 4 Chase Metrotech Center, Brooklyn, NY	14.5%

National Financial Services Corp., FBO Cust., Church Street Station, P.O. Box 3908, New York, NY	13.1%

GLOBAL DIVIDEND GROWTH FUND – Class S Shares
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			71.6%

Charles Schwab & Co., Inc., Special Custody Acct FBO Cust. 101 Montgomery Street, San Francisco, CA	5.4%

Person	Record Only	Beneficially Only	Record & Beneficially

GLOBAL DIVIDEND GROWTH FUND – Class I Shares
Patricia J. Annexstad Rev. Trust U/A dtd 6/4/13 5516 Merritt Circle, Edina, MN			6.5%
Marvin Borman Family Trust 18258 Minnetonka Blvd, Suite 145, Deephaven, MN			5.4%
Sit Investment Associates Foundation 3300 IDS Center, Minneapolis, MN			12.4%

LARGE CAP GROWTH FUND
Charles Schwab & Co., Inc., Special Custody Acct FBO Cust 101 Montgomery Street, San Francisco, CA	24.6%
Sit Investment Associates Foundation 3300 IDS Center, Minneapolis, MN			7.6%
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			5.8%
Gail V. Sit Revocable Trust 3300 IDS Center, Minneapolis, MN			6.9%

MULTI CAP GROWTH FUND
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			14.1%
Gail V. Sit Revocable Trust 3300 IDS Center, Minneapolis, MN			5.1%

Sit Investment Associates Foundation 3300 IDS Center, Minneapolis, MN			5.8%
Charles Schwab & Co., Inc., Special Custody Acct FBO Cust 101 Montgomery Street, San Francisco, CA	6.3%

INTERNATIONAL GROWTH FUND
Gail V. Sit Revocable Trust 3300 IDS Center, Minneapolis, MN			9.2%
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			15.0%
Sit Investment Associates Foundation 3300 IDS Center, Minneapolis, MN			7.8%
Mid Atlantic Trust Co., FBO Sit Investment Associates, Inc. 401(k) 1251 Waterfront Place, Suite 525, Pittsburgh, PA	7.8%

OPPORTUNITY GROWTH FUND
Gail V. Sit Revocable Trust 3300 IDS Center, Minneapolis, MN			6.9%
Sit Investment Associates Foundation 3300 IDS Center, Minneapolis, MN			16.6%
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			5.3%

DEVELOPING MARKETS GROWTH FUND
Mid Atlantic Trust Co., FBO Sit Investment Associates, Inc. 401(k) 1251 Waterfront Place, Suite 525, Pittsburgh, PA	18.0%
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			9.2%
Sit Investment Associates Foundation 3300 IDS Center, Minneapolis, MN			10.5%
Eugene C. & Gail V. Sit Foundation 3300 IDS Center, Minneapolis, MN			5.2%
Ronald Sit and Teresa Fong Sit, JTWROS 3300 IDS Center, Minneapolis, MN			5.7%

Person	Record Only	Beneficially Only	Record & Beneficially

OPPORTUNITY DIVIDEND GROWTH FUND – Class S Shares
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			70.1%
Charles Schwab & Co., Inc., Special Custody Acct FBO Cust 101 Montgomery Street, San Francisco, CA	8.3%

OPPORTUNITY DIVIDEND GROWTH FUND – Class I Shares
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			12.1%
Mid Atlantic Trust Co., Sit Investment Associates, Inc. 401(k) 1251 Waterfront Place, Suite 525, Pittsburgh, PA	5.3%
Capinco C/O US Bank NA P.O. Box 1787, Milwaukee, WI	5.4%
National Financial Services LLC, FBO Customers 499 Washington Blvd, Jersey City, NJ	6.0%
Gail V. Sit 2007 Irrevocable Trust 3300 IDS Center, Minneapolis, MN	17.0%

OPPORTUNITY DIVIDEND GROWTH FUND – Class I Shares
Muir & Co. C/O Frost Bank Trust Dept. P.O. Box 2950, San Antonio, TX	13.8%

Reliance Trust Co. FBO Salem Trust ER R/R P.O. Box 570788, Atlanta, GA	5.4%

ESG GROWTH FUND – Class S Shares
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			88.2%

ESG GROWTH FUND – Class I Shares
Sit Investment Associates, Inc. (various accounts) 3300 IDS Center, Minneapolis, MN			76.5%
Mary McVay Family Trust 14820 Highway 7, Ste 200, Minnetonka, MN			7.5%

As of October 1, 2026, the officers and directors of the Sit Mutual Funds, as a group, owned less than 1% of the shares of the Balanced Fund, Dividend Growth Fund (Class S), Opportunity Dividend Growth Fund (Class I and S), and ESG Growth Fund (Class I and S) and the following percentage of shares of the other Funds:

Multi Cap Growth	10.16%	Global Dividend Growth – Class I	1.75%
Opportunity Growth	14.19%	Global Dividend Growth – Class S	20.30%
International Growth	10.95%	Large Cap Growth	3.23%
Dividend Growth – Class I	1.85%	Developing Markets Growth	11.21%

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. This discussion relates only to shareholders who are U.S. citizens or residents. There may be other tax considerations applicable to particular shareholders. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this Statement of Additional Information are based on the Code and the laws and regulations issued thereunder as in effect as of the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company (a “RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a RIC, a Fund will not be subject to federal income or excise tax on its net investment income and net realized capital gains that are distributed to its shareholders each year in accordance with certain timing requirements under the Code.

There are certain tax requirements that each Fund must comply with in order to avoid federal taxation. In their efforts to adhere to these requirements, the Funds may have to limit their investment activities in some types of instruments. Qualification as a regulated investment company under the Code generally requires, among other things, that (1) a Fund derive at least 90% of its gross income (including tax-exempt interest) for each taxable year from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stocks or securities, or foreign currencies or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies and net income from qualified publicly traded partnerships; and (2) a Fund diversify its holdings so that, at the close of each quarter of each taxable year of the Fund, (a) at least 50% of the market value of the Fund’s total (gross) assets is comprised of cash, cash items, U.S. Government Securities, securities of other RICs and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total (gross) assets is invested in the (i) securities of any one issuer (other than U.S. Government Securities and securities of other RICs), (ii) securities (other than the securities of other RICs) of two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses, or (iii) the securities of one or more qualified publicly traded partnerships.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and 98.2% of their capital gain net income (excess of capital gains over capital losses) for the one-year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the Code’s timing and other requirements, at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt interest, if any. The Funds intend to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, such Fund could be disqualified as a regulated investment company. The Funds intend to make distributions sufficient to meet these requirements.

If for any taxable year a Fund does not qualify as a RIC, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, its net tax-exempt interest (if any) may be subject to the alternative minimum tax, and its distributions to shareholders will be taxable as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

For federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss incurred in any taxable year to offset its own capital gains, if any. These amounts are available to be carried forward indefinitely to offset future capital gains to the extent permitted by the Code and applicable tax regulations, and retain their tax character as either short-term or long-term until used by the Fund.

The net capital loss carryovers and the late year losses deferred as of June 30, 2026, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred
	Short-Term	Long-Term	Ordinary	Capital
Balanced	---	---	---	---
Dividend Growth	---	---	---	---
Global Dividend Growth	---	---	---	---
ESG Growth	---	---	---	---
Large Cap Growth	---	---	$218,638	---
Multi Cap Growth	---	---	537,835	$482,369
Opportunity Growth	---	---	477,982	---
Opportunity Dividend Growth	---	---	---	---
International Growth	---	---	---	---
Developing Markets Growth	---	---	---	---

The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund, transactions engaged in by the Fund which involve foreign currency, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income. The Developing Markets Growth Fund, International Growth Fund, and Global Dividend Growth Fund may purchase the securities of PFICs. Currently, such funds are the only or primary means by which the Funds may invest in Hungary and India.

The Developing Markets Growth Fund, the International Growth Fund, or the Global Dividend Growth Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If a Fund is not eligible or chooses not to make this election, the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

Dividends paid by Developing Markets Growth Fund, International Growth Fund and Global Dividend Growth Fund will not be eligible for the 50% deduction for dividends received by corporations if, as expected, none of their income consists of dividends paid by U.S. corporations.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Funds are incorporated into this Statement of Additional Information by reference to the Funds’ annual financial statements for the fiscal year ended June 30, 2026, as filed with the SEC on Form N-CSR. Click here to view the Funds’ Form N-CSR filing. The Funds’ Financial Statements are included under Item 7.

OTHER INFORMATION

Custodian; Transfer Agent; Counsel; Accountants

The Bank of New York Mellon, 111 Sanders Creek Parkway, Syracuse, NY 13057, acts as custodian of the Funds’ assets and portfolio securities; BNY Mellon Investment Servicing (US) Inc., P.O. Box 534459, Pittsburgh, PA 15253-4459, is the Transfer Agent for the Funds; Faegre Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA 19103, is the General Counsel for the Funds; and KPMG LLP, 191 West Nationwide Boulevard, Suite 500, Columbus, Ohio 43215, acts as the Funds’ independent registered public accounting firm.

LIMITATION OF DIRECTOR LIABILITY

Under Minnesota law, each director of the Funds owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director “shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances.” Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of “loyalty” (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of “care” (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of “care”. Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the director’s duty of “loyalty” to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws or (iv) for any transaction from which the director derived an improper personal benefit. The Fund’s Articles of Incorporation limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which prohibits any provisions which purport to limit the liability of directors arising from such directors’ willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of “care” imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of “officers” to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director’s liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

CAPITALIZATION AND VOTING RIGHTS

Each of the Funds or the corporate issuer of their shares is organized as a Minnesota corporation. Each of the Funds or its corporate issuer currently offers one class of shares — common shares, except the Dividend Growth Fund, Global Dividend Growth Fund, Opportunity Dividend Growth Fund, and ESG Growth Fund which each offers its shares in two classes (Class I and Class S). Class S Shares of the Dividend Growth Fund, Global Dividend Growth Fund, Opportunity Dividend Growth Fund, and ESG Growth Fund are subject to a 12b-1 distribution fee. The Large Cap Growth Fund and the Multi Cap Growth Fund each have one series of common shares consisting of ten billion shares with a par value of one-tenth of one cent per share. Sit Mutual Funds, Inc. is the corporate issuer of the International Growth Fund, Balanced Fund, Dividend Growth Fund, Global Dividend Growth Fund, Opportunity Dividend Growth Fund, ESG Growth Fund, Developing Markets Growth Fund, and Opportunity Growth Fund. Sit Mutual Funds, Inc. has one trillion shares of common stock authorized with a par value of one tenth of one cent per share. Ten billion of these shares have been designated by the Board of Directors for each of eight series: Series A Common Shares represent shares of International Growth Fund; Series B Common Shares represent shares of Balanced Fund; Series C Common Shares represent shares of Developing Markets Growth Fund; Series D Common Shares represent shares of Opportunity Growth Fund; Series G Common Shares represent shares of Dividend Growth Fund; Series H Common Shares represent shares of Global Dividend Growth Fund; Series I Common Shares represent shares of Opportunity Dividend Growth Fund; and Series J Common Shares represent shares of ESG Growth Fund. The Board of Directors of Sit Mutual Funds, Inc. is empowered to issue other series of common stock without shareholder approval.

The shares of each Fund are nonassessable, can be redeemed or transferred and have no preemptive or conversion rights. All shares have equal, noncumulative voting rights; that means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share (and a fractional vote for each fractional share) then registered in his/her name on the books of each Fund. The shares of each Fund are of equal value and each share is entitled to a pro rata portion of the income dividends and any capital gain distributions.

If a Fund has more than one class of shares (currently, the Dividend Growth Fund, Global Dividend Growth Fund, Opportunity Dividend Growth Fund, and ESG Growth Fund only), shareholders of each class are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders. Shareholders of such a Fund will vote in the aggregate and not by class except (i) as otherwise expressly required by law or when the Board of Directors of a Fund determines that the matter to be voted on affects only the interests of the shareholders of a particular class, and (ii) with respect to matters related to any shareholder servicing plan or distribution plan adopted by the Board of Directors of a Fund with respect to such class.

The Funds are not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. If a regular meeting of shareholders has not been held during the immediately preceding fifteen months, Minnesota law allows a shareholder or shareholders holding three percent or more of the voting shares of the Funds to demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of the Funds. Ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Funds. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” – This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means a time-frame of up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – Is assigned to an issue of a rated issuer that are not and have not been rated.

The Morningstar DBRS® Ratings Limited (“Morningstar DBRS”) short-term obligation ratings provide Morningstar DBRS’ opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by Morningstar DBRS for commercial paper and short-term debt:

“R-1 (high)”—Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

[1]	A long-term rating can also be used to rate an issue with short maturity.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events, and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Plus (+) or minus (-) – Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” – This indicates that a rating has not been assigned, or is no longer assigned.

Local Currency and Foreign Currency Ratings—S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

A -5

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated issuer, obligation and/or program.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to “AAA” ratings and ratings below the “CCC” category.

“NR” – Is assigned to an unrated issue of a rated issuer.

The Morningstar DBRS long-term credit ratings provide opinions on risk of default. Morningstar DBRS’ considers risk of default to be the risk that an issuer will fail to satisfy the financial obligations in accordance with the terms under which a long-term obligation has been issued. The obligations rated in this category typically have a term of one year or longer. All rating categories from AA to CCC contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by Morningstar DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. Morningstar DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•	Amortization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” – This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG Scale

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

For variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” – Is assigned to an unrated obligation, obligation and/or program.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue-level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt, securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

Morningstar DBRS offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on Morningstar DBRS’ quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. Morningstar DBRS issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. Morningstar DBRS credit ratings are determined by credit rating committees.

EquityFunds SAI 11-1-26

Part C

Other Information

Item 28.  Exhibits

(a)	Articles of Incorporation

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933, including Certificates of Designation through April 18, 2016 (Series J).

(b)	Bylaws

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(c)	Instruments Defining Rights of Security Holders

Incorporated by reference to the Articles of Incorporation (Exhibits (a)(1), (a)(2) and (a)(3)) and Bylaws (Exhibits (b)(1), (b)(2) and (b)(3)

(d)	Investment Management Agreement

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933, including Amendment dated November 1, 2010 and each Exhibit A to the Investment Management Agreement dated through May 18, 2016; Amendment Number 2 with Amended Exhibit A incorporated by reference to Post-Effective Amendment No. 66 to the Fund’s Registration Statement under the Securities Act of 1933.

(e)	Underwriting and Distribution Agreement

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(f)	Bonus or Profit Sharing Contracts

Not applicable.

(g.1.)	Custody Agreement

Incorporated by reference to Post-Effective Amendment No. 41 to the Fund’s Registration Statement under the Securities Act of 1933; Amended and Restated Schedule II to the Custody Agreement incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(g.2.)	Foreign Custody Manager Agreement

Incorporated by reference to Post-Effective Amendment No. 41 to the Fund’s Registration Statement under the Securities Act of 1933.

(h.1.)	Other Material Contracts: Transfer Agency and Shareholder Services Agreement

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(h.2.)	Other Material Contracts: Administration and Accounting Services Agreement

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933; Amendment to the Administration and Accounting Services Agreement incorporated by reference to Post-Effective Amendment No. 64 to the Fund’s Registration Statement under the Securities Act of 1933.

(h.3.)	Other Material Contracts: Fee Waiver Agreement

Incorporated by reference Post-Effective Amendment No. 66 to the Fund’s Registration Statement under the Securities Act of 1933.

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(i)	Legal Opinion: Opinions and Consents of Counsel

Not applicable to this filing.

(j.1.)	Other Opinions: Consent of KPMG LLP

Filed herewith.

(j.2.)	Other Opinions: Power of Attorney

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(k)	Omitted Financial Statements

Not applicable.

(l)	Initial Capital Agreements

Not applicable to this filing.

(m)	Rule 12b-1 Plan

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(n)	Rule 18f-3 Plan

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

(o)	Reserved.

(p)	Code of Ethics
1.	Sit Mutual Funds, Inc.

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

2.	Sit Investment Associates, Inc.

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

3.	SIA Securities Corp.

Incorporated by reference to Post-Effective Amendment No. 61 to the Fund’s Registration Statement under the Securities Act of 1933.

Item 29.   Persons Controlled by or Under Common Control with Registrant

 Not applicable.

Item 30.  Indemnification

The Registrant’s Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

The Registrant may indemnify its officers and directors and other “persons” acting in an “official capacity” (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of a Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director’s eligibility to be indemnified In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

(a)	has not received indemnification for the same conduct from any other party or organization;

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(b)	acted in good faith;
(c)	received no improper personal benefit;
(d)	in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
(e)	reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
(f)

had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to a Registrant, to payment or reimbursement by a Registrant of reasonable expenses, including attorneys’ fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by a Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of a Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of such Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 31.  Business and other Connections of Investment Adviser

Sit Investment Associates, Inc. (the “Adviser”), serves as the investment adviser. SIA Securities Corp. (the “Distributor”) serves as Distributor for the Registrant. Below is a list of the officers and directors of the Adviser and their business/employment during the past two years. Unless otherwise indicated, the principal business address of each individual is the same as the Adviser, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Name	Business and Employment During Past Two Years; Principal Business Address
Roger J. Sit	Chairman, President, CEO and Global CIO of the Adviser; Director, Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”); Chairman of SIA Securities Corp. (the “Distributor”); Chairman and President of all Sit Mutual Funds.

Debra K. Beaudet	Vice President – Staff Operations of the Adviser

David A. Brown	Vice President – Research and Investment Management of the Adviser

Lee J. Feltman	Vice President – Research and Investment Management of the Adviser

Kent L. Johnson	Senior Vice President – Research and Investment Management of the Adviser

Mark A. Pepper	Vice President – Research and Investment Management of the Adviser

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Paul E. Rasmussen	Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary, and Chief Compliance Officer of SF; President and Treasurer of the Distributor; Vice President, Treasurer and Chief Compliance Officer of all Sit Mutual Funds

Carla J. Rose	Vice President – Administration & Controller of the Adviser; Vice President, Controller and Treasurer and Assistant Secretary of SF; Vice President and Assistant Secretary of Distributor; Vice President, Assistant Secretary and Assistant Treasurer of all Sit Mutual Funds

Raymond E. Sit	Vice President – Research and Investment Management of the Adviser

Robert W. Sit	Vice President – Research and Investment Management of the Adviser; Vice President – Investments of all Stock Funds

Ronald D. Sit	Director of the Adviser

Ningning Tang	Vice President – Research and Investment Management of the Adviser

Kenneth W. Wallace	Vice President – Equity Marketing

Item 32. Principal Underwriters

The Distributor for the Registrant is SIA Securities Corp., 3300 IDS Center, Minneapolis, MN 55402, an affiliate of the Adviser. The Distributor distributes only shares of the Registrant.

Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

Name	Business and Employment During Past Two Years; Principal Business Address
Roger J. Sit	Chairman, President, CEO and Global CIO of the Adviser; Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”); Chairman of the Distributor; Chairman and President of all Sit Mutual Funds.

Paul E. Rasmussen	Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary, and Chief Compliance Officer of SF; President and Treasurer of the Distributor; Vice President, Treasurer and Chief Compliance Officer of all Sit Mutual Funds.

Carla J. Rose	Vice President – Administration & Deputy Controller of the Adviser; Vice President, Controller and Treasurer and Assistant Secretary of SF; Vice President and Assistant Secretary of Distributor; Vice President, Assistant Secretary and Assistant Treasurer of all Sit Mutual Funds.

Kelly K. Boston	Staff Attorney of the Adviser; Secretary of the Distributor; Assistant Secretary & Assistant Treasurer of all Sit Mutual Funds.

Item 33. Location of Accounts and Records

The Custodian for the Registrant is The Bank of New York Mellon, 111 Sanders Creek Parkway, Syracuse, NY 13057. The Transfer Agent for the Registrant is BNY Mellon Investment Servicing (US) Inc., P.O. Box 534459, Pittsburgh, PA 15253-4459. Other books and records are maintained by the Adviser, Sit Investment Associates, Inc., which is located at 3300 IDS Center, Minneapolis, MN 55402.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 28th day of October 2026.

SIT MUTUAL FUNDS, INC.
(Registrant)

By	/s/ Roger J. Sit
Roger J. Sit, Chairman

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title

/s/ Roger J. Sit	Dated: October 28, 2026
Roger J. Sit, Chairman
(Principal Executive Officer and Director)

/s/ Paul E. Rasmussen	Dated: October 28, 2026
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

Edward M. Giles, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

Barry N. Winslow, Director*

*By /s/ Roger J. Sit	Dated: October 28, 2026
Roger J. Sit, Attorney-in-fact
*Pursuant to a power of attorney filed herewith.

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REGISTRATION STATEMENT ON FORM N-1A

EXHIBIT INDEX

Exhibit No.	Name of Exhibit	Page No.

(j.1.)	Other Opinions:	C-11
Consent of KPMG LLP dated October 27, 2026

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